    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1998

                                                     REGISTRATION NOS.:  2-64782
                                                                        811-2932
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                        UNDER THE SECURITIES ACT OF 1933
                                                                             /X/
                        PRE-EFFECTIVE AMENDMENT NO.                          / /
                        POST-EFFECTIVE AMENDMENT NO. 23
                                                                             /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940
                                                                             /X/
                                AMENDMENT NO. 24
                                                                             /X/
                              -------------------

                           MORGAN STANLEY DEAN WITTER

                           HIGH YIELD SECURITIES INC.
            (FORMERLY NAMED DEAN WITTER HIGH YIELD SECURITIES INC.)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                            DAVID M. BUTOWSKY, ESQ.
                             GORDON ALTMAN BUTOWSKY
                             WELTZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036
                              -------------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
        _X_ immediately upon filing pursuant to paragraph (b)
        ___ on (date) pursuant to paragraph (b)
        ___ 60 days after filing pursuant to paragraph (a)
        ___ on (date) pursuant to paragraph (a) of rule 485.

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

            -------------------------------------------------------
            -------------------------------------------------------

             MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

                             CROSS-REFERENCE SHEET

                                   FORM N-1A

ITEM                                                                           CAPTION
----------------------------------------------  ---------------------------------------------------------------------
PART A                                                                       PROSPECTUS
 1.  .........................................  Cover Page
 2.  .........................................  Prospectus Summary; Summary of Fund Expenses
 3.  .........................................  Financial Highlights; Performance Information
 4.  .........................................  Prospectus Summary; Investment Objective and Policies; The Fund and
                                                 its Management; Cover Page; Investment Restrictions; Appendix
 5.  .........................................  The Fund and Its Management; Back Cover; Investment Objectives and
                                                 Policies
 6.  .........................................  Dividends, Distributions and Taxes; Additional Information
 7.  .........................................  Purchase of Fund Shares; Shareholder Services
 8.  .........................................  Purchase of Fund Shares; Redemptions and Repurchases; Shareholder
                                                 Services
 9.  .........................................  Not Applicable

PART B                                                           STATEMENT OF ADDITIONAL INFORMATION
10.  .........................................  Cover Page
11.  .........................................  Table of Contents
12.  .........................................  The Fund and Its Management
13.  .........................................  Investment Practices and Policies; Investment Restrictions; Portfolio
                                                 Transactions and Brokerage
14.  .........................................  Directors and Officers
15.  .........................................  The Fund and Its Management; Directors and Officers
16.  .........................................  The Fund and Its Management; The Distributor; Custodian and Transfer
                                                 Agent; Independent Accountants; Shareholder Services
17.  .........................................  Portfolio Transactions and Brokerage
18.  .........................................  Shares of the Fund
19.  .........................................  The Distributor; Purchase of Fund Shares; Redemptions and
                                                 Repurchases; Financial Statements; Shareholder Services
20.  .........................................  Dividends, Distributions and Taxes
21.  .........................................  Not applicable
22.  .........................................  Performance Information
23.  .........................................  Experts; Financial Statements

PART C
    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

              PROSPECTUS
              OCTOBER 29, 1998


              Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is an open-end diversified management investment company whose primary investment objective is to earn a high level of current income. As a secondary objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund seeks high current income by investing principally in fixed-income securities which are rated in the lower categories by established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's Corporation) or are non-rated securities of comparable quality.
                 INVESTORS SHOULD CAREFULLY CONSIDER THE RELATIVE RISKS, INCLUDING THE RISK OF DEFAULT, OF INVESTING IN HIGH YIELD SECURITIES, WHICH ARE COMMONLY KNOWN AS JUNK BONDS. BONDS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD ALSO BE COGNIZANT OF THE FACT THAT SUCH SECURITIES ARE NOT GENERALLY MEANT FOR SHORT-TERM INVESTING AND SHOULD ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND. (See "Investment Objectives and Policies.")
                 The Fund offers four classes of shares (each, a "Class"), each with a different combination of sales charges, ongoing fees and other features. The different distribution arrangements permit an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. (See "Purchase of Fund Shares--Alternative Purchase Arrangements.")

                 This Prospectus sets forth concisely the information you should know before investing in the Fund. It should be read and retained for future reference. Additional information about the Fund is contained in the Statement of Additional Information, dated October 29, 1997, which has been filed with the Securities and Exchange Commission, and which is available at no charge upon request of the Fund at the address or telephone numbers listed on this page. The Statement of Additional Information is incorporated herein by reference.


     MORGAN STANLEY DEAN WITTER
     DISTRIBUTORS INC.
      DISTRIBUTOR

      TABLE OF CONTENTS


Prospectus Summary/2
Summary of Fund Expenses/4
Financial Highlights/6
The Fund and its Management/9
Investment Objectives and Policies/9
 Special Risk Considerations/11
Investment Restrictions/16
Purchase of Fund Shares/16
Shareholder Services/28
Redemptions and Repurchases/32
Dividends, Distributions and Taxes/33
Performance Information/34
Additional Information/35
Appendix/37


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    Morgan Stanley Dean Witter
    High Yield Securities Inc.
    Two World Trade Center
    New York, New York 10048
    (212) 392-2550 or
    (800) 869-NEWS (toll-free)

PROSPECTUS SUMMARY
--------------------------------------------------------------------------------


The                 An open-end diversified management investment company investing principally in lower-rated fixed- income
Fund                securities (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Shares Offered      Common stock of $0.01 par value (see page 35). The Fund offers four Classes of shares, each with a different combination of sales charges, ongoing fees and other features (see pages 16-26).
------------------------------------------------------------------------------------------------------------------------------------
Minimum             The minimum initial investment for each Class is $1,000 ($100 if the account is opened through EasyInvest-SM-).
Purchase            Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or
                    $25 million) investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares and shares of funds for which Morgan Stanley Dean
                    Witter Advisors Inc. serves as investment manager ("Morgan Stanley Dean Witter Funds") that are sold with a front-end sales charge, and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean
                    Witter Funds that are multiple class funds, will be aggregated. The minimum subsequent investment is $100 (see page 17).
------------------------------------------------------------------------------------------------------------------------------------
Investment          A high level of current income primarily; capital appreciation is secondary (see page 9).
Objectives
------------------------------------------------------------------------------------------------------------------------------------
Investment          High yield fixed-income securities, principally rated Baa/BBB or lower, and non-rated securities of comparable
Policies            quality. However, the Fund may also invest in municipal securities, futures and options and common stock (see pages 9-15).
------------------------------------------------------------------------------------------------------------------------------------
Investment          Morgan Stanley Dean Witter Advisors Inc., the Investment Manager of the Fund, and its wholly-owned subsidiary,
Manager             Morgan Stanley Dean Witter Services Company, Inc., serve in various investment management, advisory, management and administrative capacities to 100 investment companies and other portfolios, with assets of approximately
                    $113.6 billion at September 30, 1998 (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Management          The monthly fee is at an annual rate of 1/2 of 1% of average daily net assets, scaled down on assets over $500
Fee                 million (see page 9).
------------------------------------------------------------------------------------------------------------------------------------
Distributor and     Morgan Stanley Dean Witter Distributors Inc. (the "Distributor") is the Distributor of the Fund's shares. The
Distribution Fee    Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act (the "12b-1 Plan")
                    with respect to the distribution fees paid by the Class A, Class B and Class C shares of the Fund to the
                    Distributor. The entire 12b-1 fee payable by Class A and a portion of the 12b-1 fee payable by each of Class B and Class C equal to 0.20% of the average daily net assets of Class B and 0.25% of the average daily net assets of Class C are currently each characterized as a service fee within the meaning of the National Association of
                    Securities Dealers, Inc. guidelines. The remaining portion of the 12b-1 fee, if any, is characterized as an asset-based sales charge (see pages 16 and 26).
------------------------------------------------------------------------------------------------------------------------------------
Alternative         Four classes of shares are offered:
Purchase
Arrangements        - Class A shares are offered with a front-end sales charge, starting at 4.25% and reduced for larger purchases.
                    Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charge at the time of purchase but a contingent deferred sales charge ("CDSC") of 1.0% may be imposed on redemptions within one year of purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class A shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.25% of average daily net assets of the Class (see pages 16, 20 and 26).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    - Class B shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC
                    (scaled down from 5.0% to 1.0%) if redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments made during the six years preceding the redemption. A different CDSC schedule applies to investments by certain qualified plans. Class B shares are also subject to a 12b-1 fee assessed at the annual rate of 0.75% of the average daily net assets of Class B. Class B shares convert to Class A shares approximately ten years after the date of the original purchase (see pages 16,
                    22 and 26).
                    - Class C shares are offered without a front-end sales charge, but will in most cases be subject to a CDSC of
                    1.0% if redeemed within one year after purchase. The Fund is authorized to reimburse the Distributor for specific expenses incurred in promoting the distribution of the Fund's Class C shares and servicing shareholder accounts pursuant to the Fund's 12b-1 Plan. Reimbursement may in no event exceed an amount equal to payments at an annual rate of 0.85% of average daily net assets of the Class (see pages 16, 25 and 26).
                    - Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans) and to certain other limited categories of investors. Class D shares are offered without a front-end sales charge or CDSC and are not subject to any 12b-1 fee (see pages 16, 24 and 25). All shares of the Fund held prior to July 28, 1997 have been designated Class D shares. Additional investments in
                    Class D shares by shareholders holding such shares may only be made if those shareholders are otherwise eligible to purchase Class D shares. However, shareholders holding such shares will receive the benefit of the value of such shares towards reduced sales charges on purchases of Class A shares pursuant to the Fund's "Right of
                    Accumulation" (see pages 16, 25 and 26).
------------------------------------------------------------------------------------------------------------------------------------
Dividends           Dividends from net investment income are declared and paid monthly; distributions from net capital gains, if
and                 any, are paid at least annually. The Fund may, however, determine to retain all or part of any net mid-term and
Capital Gains       net long-term capital gains in any year for reinvestment. Dividends and capital gains distributions paid on
Distributions       shares of a Class are automatically reinvested in additional shares of the same Class at net asset value unless the shareholder elects to receive cash. Shares acquired by dividend and distribution reinvestment will not be subject to any sales charge or CDSC (see pages 28 and 33).
------------------------------------------------------------------------------------------------------------------------------------
Redemption          Shares are redeemable by the shareholder at net asset value less any applicable CDSC on Class A, Class B or
                    Class C shares. An account may be involuntarily redeemed if the total value of the account is less than $100 or, if the account was opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than
                    $1,000 in the account (see page 32).
------------------------------------------------------------------------------------------------------------------------------------
Risks               The net asset value of the Fund's shares will fluctuate with changes in the market value of its portfolio securities. The Fund's yield will also vary based on the yield of the Fund's portfolio securities. Compared with higher rated, lower yielding fixed-income securities, portfolio securities of the Fund may be subject to greater risk of loss of income and principal, including the risk of default, and greater risk of increases and decreases in net asset value due to market fluctuations. The Fund may purchase foreign securities, when-issued and delayed delivery and when, as and if issued securities and other securities subject to repurchase agreements which involve certain special risks. The Fund may purchase common stock which is exchangeable for fixed-income securities in circumstances involving takeovers or recapitalizations. The Fund may also invest in futures and options which may be considered speculative in nature and may involve greater risks than those customarily assumed by certain other investment companies which do not invest in such instruments. Investors should review the investment objectives and policies of the Fund carefully and consider their ability to assume the risks involved in purchasing shares of the Fund (see pages 11-15).


--------------------------------------------------------------------------------

  THE ABOVE IS QUALIFIED IN ITS ENTIRETY BY THE DETAILED INFORMATION APPEARING
         ELSEWHERE IN THE PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL
                                  INFORMATION.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


The following table illustrates all expenses and fees that a shareholder of the Fund will incur. The expenses and fees set forth in the table are based on the expenses and fees for the fiscal year ended August 31, 1998.



                                                                                   CLASS A    CLASS B    CLASS C    CLASS D
                                                                                  ---------   -------   ---------   -------
SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)...   4.25%(1)    None      None        None
Sales Charge Imposed on Dividend Reinvestments..................................   None        None      None        None
Maximum Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds).................................................   None(2)     5.00%(3)  1.00%(4)    None
Redemption Fees.................................................................   None        None      None        None
Exchange Fee....................................................................   None        None      None        None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management Fees (5).............................................................   0.40%       0.40%     0.40%       0.40%
12b-1 Fees (6) (7)..............................................................   0.24%       0.74%     0.85%       None
Other Expenses (5)..............................................................   0.11%       0.11%     0.11%       0.11%
Total Fund Operating Expenses...................................................   0.75%       1.25%     1.36%       0.51%


------------
(1) REDUCED FOR PURCHASES OF $25,000 AND OVER (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").

(2) INVESTMENTS THAT ARE NOT SUBJECT TO ANY SALES CHARGE AT THE TIME OF PURCHASE ARE SUBJECT TO A CDSC OF 1.00% THAT WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE, EXCEPT FOR CERTAIN SPECIFIC CIRCUMSTANCES (SEE "PURCHASE OF FUND SHARES--INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES").

(3) THE CDSC IS SCALED DOWN TO 1.00% DURING THE SIXTH YEAR, REACHING ZERO THEREAFTER.

(4) ONLY APPLICABLE TO REDEMPTIONS MADE WITHIN ONE YEAR AFTER PURCHASE (SEE "PURCHASE OF FUND SHARES-- LEVEL LOAD ALTERNATIVE--CLASS C SHARES").


(5) MANAGEMENT FEES AND OTHER EXPENSES ARE BASED ON THE FUND'S ACTUAL AGGREGATE EXPENSES.



(6) THE 12b-1 FEE IS ACCRUED DAILY AND PAYABLE MONTHLY. THE ENTIRE 12b-1 FEE PAYABLE BY CLASS A AND A PORTION OF THE 12b-1 FEE PAYABLE BY EACH OF CLASS B AND CLASS C EQUAL TO 0.20% OF THE AVERAGE DAILY NET ASSETS OF CLASS B AND 0.25% OF THE AVERAGE DAILY NET ASSETS OF CLASS C ARE CURRENTLY EACH CHARACTERIZED AS A SERVICE FEE WITHIN THE MEANING OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. ("NASD") GUIDELINES AND ARE PAYMENTS MADE FOR PERSONAL SERVICE AND/OR MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE REMAINDER OF THE 12b-1 FEE, IF ANY, IS AN ASSET-BASED SALES CHARGE, AND IS A DISTRIBUTION FEE PAID TO THE DISTRIBUTOR TO COMPENSATE IT FOR THE SERVICES PROVIDED AND THE EXPENSES BORNE BY THE DISTRIBUTOR AND OTHERS IN THE DISTRIBUTION OF THE FUND'S SHARES (SEE "PURCHASE OF FUND SHARES--PLAN OF DISTRIBUTION").



(7) UPON CONVERSION OF CLASS B SHARES TO CLASS A SHARES, SUCH SHARES WILL BE SUBJECT TO THE LOWER 12b-1 FEE APPLICABLE TO CLASS A SHARES. NO SALES CHARGE IS IMPOSED AT THE TIME OF CONVERSION OF CLASS B SHARES TO CLASS A SHARES. CLASS C SHARES DO NOT HAVE A CONVERSION FEATURE AND, THEREFORE, ARE SUBJECT TO AN ONGOING 0.85% DISTRIBUTION FEE (SEE "PURCHASE OF FUND SHARES--ALTERNATIVE PURCHASE ARRANGEMENTS").

--------------------------------------------------------------------------------

EXAMPLES                                                                        1 Year        3 Years        5 Years
----------------------------------------------------------------------------  -----------  -------------  -------------
You would pay the following expenses on a $1,000 investment assuming (1) a
 5% annual return and (2) redemption at the end of each time period:
    Class A.................................................................   $      50     $      65      $      82
    Class B.................................................................   $      63     $      70      $      88
    Class C.................................................................   $      24     $      43      $      74
    Class D.................................................................   $       5     $      16      $      28

You would pay the following expenses on the same $1,000
  investment assuming no redemption at the end of the period:
    Class A.................................................................   $      50     $      65      $      82
    Class B.................................................................   $      13     $      40      $      68
    Class C.................................................................   $      14     $      43      $      74
    Class D.................................................................   $       5     $      16      $      28

EXAMPLES                                                                        10 Years
----------------------------------------------------------------------------  -------------
You would pay the following expenses on a $1,000 investment assuming (1) a
 5% annual return and (2) redemption at the end of each time period:
    Class A.................................................................    $     131
    Class B.................................................................    $     151
    Class C.................................................................    $     163
    Class D.................................................................    $      64
You would pay the following expenses on the same $1,000
  investment assuming no redemption at the end of the period:
    Class A.................................................................    $     131
    Class B.................................................................    $     151
    Class C.................................................................    $     163
    Class D.................................................................    $      64


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES OF EACH CLASS MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For a more complete description of these costs and expenses, see "The Fund and its Management," "Purchase of Fund Shares--Plan of Distribution" and "Redemptions and Repurchases."

    Long-term shareholders of Class B and Class C may pay more in sales charges, including distribution fees, than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    The following ratios and per share data for a share of capital stock outstanding throughout each period have been audited by PricewaterhouseCoopers LLP, independent accountants. The financial highlights should be read in conjunction with the financial statements, the notes thereto and the unqualified report of independent accountants which are contained in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to Stockholders, which may be obtained without charge upon request to the Fund.


                                                       FOR THE YEAR ENDED AUGUST 31,
                   ------------------------------------------------------------------------------------------------------
CLASS D SHARES       1998++        1997*        1996         1995         1994         1993         1992         1991
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........       $ 6.82       $ 6.71       $ 6.77       $ 6.83       $ 7.58       $ 7.23       $ 5.92       $ 6.78
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment
 income..........         0.78         0.79         0.83         0.80         0.79         0.89         0.95         0.94
Net realized and
 unrealized gain
 (loss)..........        (0.71)        0.15        (0.12)       (0.06)       (0.68)        0.54         1.04        (0.86)
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total from
 investment
 operations......         0.07         0.94         0.71         0.74         0.11         1.43         1.99         0.08
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Less dividends
 and
 distributions
 from:
   Net investment
   income........        (0.73)       (0.83)       (0.77)       (0.80)       (0.86)       (1.08)       (0.68)       (0.94)
   Paid-in-capital...          --          --          --          --           --           --           --           --
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Total dividends
 and
 distributions...        (0.73)       (0.83)       (0.77)       (0.80)       (0.86)       (1.08)       (0.68)       (0.94)
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
 end of period...       $ 6.16       $ 6.82       $ 6.71       $ 6.77       $ 6.83       $ 7.58       $ 7.23       $ 5.92
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
                   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------

TOTAL INVESTMENT
 RETURN+.........        0.63%       15.01%       11.07%       11.98%        0.93%       22.29%       35.46%        4.67%

RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........        0.51%(1)       0.68%       0.66%       0.79%        0.69%        0.67%        0.77%        0.87%
Net investment
income...........       11.54%(1)      11.78%      12.27%      12.06%       10.40%       12.14%       13.96%       16.47%

SUPPLEMENTAL
 DATA:
Net assets, end
 of period, in
 millions........         $401         $479         $460         $455         $478         $540         $512         $436
Portfolio
turnover rate....          66%         113%          49%          74%         127%         173%         113%          93%


CLASS D SHARES        1990         1989
                   -----------  -----------
PER SHARE
 OPERATING
 PERFORMANCE:
Net asset value,
 beginning of
 period..........      $ 10.40      $ 11.99
                   -----------  -----------
Net investment
 income..........         1.48         1.67
Net realized and
 unrealized gain
 (loss)..........        (3.78)       (1.48)
                   -----------  -----------
Total from
 investment
 operations......        (2.30)        0.19
                   -----------  -----------
Less dividends
 and
 distributions
 from:
   Net investment
   income........        (1.32)       (1.75)

   Paid-in-capita           --        (0.03)
                   -----------  -----------
Total dividends
 and
 distributions...        (1.32)       (1.78)
                   -----------  -----------
Net asset value,
 end of period...       $ 6.78      $ 10.40
                   -----------  -----------
                   -----------  -----------
TOTAL INVESTMENT
 RETURN+.........     (23.28)%        1.39%
RATIOS TO AVERAGE
 NET ASSETS:
Expenses.........        0.60%        0.49%
Net investment
income...........       17.67%       14.61%
SUPPLEMENTAL
 DATA:
Net assets, end
 of period, in
 millions........         $690       $1,794
Portfolio
turnover rate....          21%          55%


-------------

 * PRIOR TO JULY 28, 1997, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO THAT DATE HAVE BEEN DESIGNATED CLASS D SHARES.


 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.


 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE
   PERIOD.


(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

--------------------------------------------------------------------------------


                                                                                               FOR THE PERIOD
                                                                           FOR THE YEAR        JULY 28, 1997*
                                                                               ENDED               THROUGH
CLASS A SHARES                                                           AUGUST 31, 1998++    AUGUST 31, 1997++
                                                                         -----------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $        6.82        $       6.83
                                                                                ------              ------
Net investment income.................................................            0.76                0.07
Net realized and unrealized loss......................................           (0.71)              (0.03)
                                                                                ------              ------
Total from investment operations......................................            0.05                0.04
                                                                                ------              ------
Less dividends from net investment income.............................           (0.71)              (0.05)
                                                                                ------              ------
Net asset value, end of period........................................   $        6.16        $       6.82
                                                                                ------              ------
                                                                                ------              ------
TOTAL INVESTMENT RETURN+..............................................            0.40%               0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................            0.75%(3)            0.93%(2)
Net investment income.................................................           11.30%(3)           11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $30,678              $1,996
Portfolio turnover rate...............................................              66%                113%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $        6.82        $       6.83
                                                                                ------              ------
Net investment income.................................................            0.73                0.07
Net realized and unrealized loss......................................           (0.72)              (0.03)
                                                                                ------              ------
Total from investment operations......................................            0.01                0.04
                                                                                ------              ------
Less dividends from net investment income.............................           (0.68)              (0.05)
                                                                                ------              ------
Net asset value, end of period........................................   $        6.15        $       6.82
                                                                                ------              ------
                                                                                ------              ------
TOTAL INVESTMENT RETURN+..............................................           (0.23)%              0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................            1.25%(3)            1.42%(2)
Net investment income.................................................           10.80%(3)           11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $1,761,147             $15,828
Portfolio turnover rate...............................................              66%                113%


-------------

 * THE DATE SHARES WERE FIRST ISSUED.


 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.


 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
   ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.


(1) NOT ANNUALIZED.


(2) ANNUALIZED.


(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

--------------------------------------------------------------------------------


                                                                                               FOR THE PERIOD
                                                                           FOR THE YEAR        JULY 28, 1997*
                                                                               ENDED               THROUGH
CLASS C SHARES                                                           AUGUST 31, 1998++    AUGUST 31, 1998++
                                                                         -----------------    -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..................................   $        6.82        $       6.83
                                                                                ------              ------
Net investment income.................................................            0.72                0.07
Net realized and unrealized loss......................................           (0.72)              (0.03)
                                                                                ------              ------
Total from investment operations......................................            0.00                0.04
                                                                                ------              ------
Less dividends from net investment income.............................           (0.67)              (0.05)
                                                                                ------              ------
Net asset value, end of period........................................   $        6.15        $       6.82
                                                                                ------              ------
                                                                                ------              ------
TOTAL INVESTMENT RETURN+..............................................           (0.34)%              0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................            1.36%(3)            1.52%(2)
Net investment income.................................................           10.69%(3)           11.18%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $56,626              $5,225
Portfolio turnover rate...............................................              66%                113%


-------------

 * THE DATE SHARES WERE FIRST ISSUED.


 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES
    OUTSTANDING DURING THE PERIOD.


 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET
   ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.


(1) NOT ANNUALIZED.


(2) ANNUALIZED.


(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

    Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") (formerly named Dean Witter High Yield Securities Inc.) is an open-end diversified management investment company incorporated in Maryland on June 14, 1979.

    Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors" or the "Investment Manager"), whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. The Investment Manager, which was incorporated in July, 1992 under the name Dean Witter InterCapital Inc., changed its name to Morgan Stanley Dean Witter Advisors Inc. on June 22, 1998.


    MSDW Advisors and its wholly-owned subsidiary, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), serve in various investment management, advisory, management and administrative capacities to 100 investment companies, 28 of which are listed on the New York Stock Exchange, with combined total assets of approximately $109.5 billion as of September 30, 1998. The Investment Manager also manages, and advises managers of, common stock portfolios of pension plans, other institutions and individuals which aggregated approximately $4.1 billion at such date.


    The Fund has retained the Investment Manager to provide administrative services, manage its business affairs and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. MSDW Advisors has retained MSDW Services to perform the aforementioned administrative services for the Fund.

    The Fund's Board of Directors reviews the various services provided by or under the direction of the Investment Manager to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying a percentage rate to the daily net assets of the Fund which declines as net assets of the Fund reach levels over $500 million (up to $3 billion). For the fiscal year ended August 31, 1998, the Fund accrued total compensation to the Investment Manager amounting to 0.40% of the Fund's average daily net assets and the total expenses of each Class amounted to 0.75%, 1.25%, 1.36% and 0.51% of the average daily net assets of Class A, Class B, Class C and Class D, respectively.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

    The primary investment objective of the Fund is to earn a high level of current income. As a secondary objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. Capital appreciation may result, for example, from an improvement in the credit standing of an issuer whose securities are held in the Fund's portfolio or from a general decline in interest rates, or a combination of both. Conversely, capital depreciation may result, for example, from a lowered credit standing or a general rise in interest rates, or a combination of both. There is no assurance that the objectives will be achieved.

    The higher yields sought by the Fund are generally obtainable from securities rated in the lower categories by recognized rating services. The Fund seeks high current income by investing principally in fixed-income securities rated Baa or lower by Moody's Investors Service, Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("Standard & Poor's"). Fixed-income securities rated Baa by Moody's or BBB by Standard & Poor's have speculative characteristics greater than those of more highly rated bonds, while fixed-income securities rated Ba or BB or lower by Moody's and Standard & Poor's, respectively, are considered to be speculative investments. Furthermore, the Fund does not have any minimum quality rating standard for its investments. As such, the Fund may invest in securities rated as low as Caa, Ca or C by Moody's or CCC, CC, C or C1 by Standard & Poor's. Fixed-income securities rated Caa or Ca by Moody's may already be in default on payment of interest or principal, while bonds rated C by Moody's, their lowest bond rating, can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C1 by Standard & Poor's, their lowest bond rating, are no longer making interest payments. For a further discussion of the characteristics and risks associated with high yield securities, see "Special Investment Considerations" below. A description of corporate bond ratings is contained in the Appendix.

    Non-rated securities will also be considered for investment by the Fund when the Investment Manager believes that the financial condition of the issuers of such securities, or the protection afforded by the terms of the securities themselves, makes them appropriate investments for the Fund.

    In circumstances where the Investment Manager determines that investment in municipal obligations would facilitate the Fund's ability to accomplish its investment objectives, it may invest up to 10% of its total assets in such obligations, including municipal bonds issued at a discount.

    All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. Generally, higher yielding bonds are subject to a credit risk to a greater extent than higher quality bonds. The interest rate risk refers to the fluctuations in net asset value of any portfolio of fixed-income securities resulting solely from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities generally decline, and when interest rates fall, prices generally rise.

    The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted barometer of credit risk. However, as the creditworthiness of issuers of lower-rated fixed-income securities is more problematical than that of issuers of higher-rated fixed-income securities, the achievement of the Fund's investment objective will be more dependent upon the Investment Manager's own credit analysis than would be the case with a mutual fund investing primarily in higher quality bonds. The Investment Manager will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security currently held by the Fund or potentially purchasable by the Fund for its portfolio.

    In determining which securities to purchase or hold for the Fund's portfolio and in seeking to reduce credit and interest rate risks, the Investment Manager will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers, including Dean Witter Reynolds Inc. and other broker-dealer affiliates of the Investment Manager; the views of others regarding economic developments and interest rate trends, and the Investment Manager's own analysis of factors it deems relevant. The extent to which the Investment Manager is successful in reducing depreciation or losses arising from either interest rate or credit risks depends in part on the Investment Manager's portfolio management skills and judgment in evaluating the factors affecting the value of securities. No assurance can be given regarding the degree of success that will be achieved.

SPECIAL RISK CONSIDERATIONS

    The net asset value of the Fund's shares will fluctuate with changes in the market value of its portfolio securities. The Fund's yield will also vary based on the yield of the Fund's portfolio securities.

    Because of the special nature of the Fund's investment in high yield securities, commonly known as junk bonds, the Investment Manager must take account of certain special considerations in assessing the risks associated with such investments. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, recently many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on the high yield bond market and on the value of the high yield securities held by the Fund, as well as on the ability of the securities' issuers to repay principal and interest on their borrowings.

    The prices of high yield securities have been found to be less sensitive to changes in prevailing interest rates than higher-rated investments, but are likely to be more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. If the issuer of a fixed-income security owned by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and change can be expected to result in an increased volatility of market prices of high yield securities and a concomitant volatility in the net asset value of a share of the Fund. Moreover, the market prices of certain of the Fund's portfolio securities which are structured as zero coupon and payment-in-kind securities are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash (see "Dividends, Distributions and Taxes" for a discussion of the tax ramifications of investments in such securities).

    The secondary market for high yield securities may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. The limited liquidity of the market may also adversely affect the ability of the Fund's Directors to arrive at a fair value for certain high yield securities at certain times and could make it difficult for the Fund to sell certain securities. In addition, new laws and potential new laws may have an adverse effect upon the value of high yield securities and a concomitant negative impact upon the net asset value of a share of the Fund.


    During the fiscal year ended August 31, 1998, the monthly dollar weighted average ratings of the debt obligations held by the Fund, expressed as a percentage of the Fund's total investments, were as follows:



                              PERCENTAGE OF
RATINGS                     TOTAL INVESTMENTS
-------------------------  --------------------
AAA/Aaa..................            4.3%
AA/Aa....................            0.0%
A/A......................           15.4%
BBB/Baa..................            0.5%
BB/Ba....................            4.4%
B/B......................           60.4%
CCC/Caa..................            3.2%
CC/Ca....................            0.5%
C/C......................            0.2%
D........................            0.2%
Unrated..................           10.9%


    Consistent with its primary investment objective, the Fund anticipates that, under normal conditions, at least 65% of the value of its total assets will be invested in the lower-rated and non-rated fixed-income securities previously described. However, when the difference between yields derived from such securities and those derived from higher rated issues are relatively narrow, the Fund may invest in the higher rated issues since they may provide similar yields with somewhat less risk. Fixed-income securities appropriate for the Fund may include both convertible and nonconvertible debt securities and preferred stock.

    Pending investment of proceeds from the sale of shares of the Fund or of its portfolio securities or at other times when market conditions dictate a more "defensive" investment strategy, the Fund may invest without limit in money market instruments, including commercial paper of corporations organized under the laws of any state or political subdivision of the United States, certificates of deposit, bankers' acceptances and other obligations of domestic banks or domestic branches of foreign banks, or foreign branches of domestic banks, in each case having total assets of at least $500 million, and obligations issued or guaranteed by the United States Government (including zero coupon securities), or foreign governments or their respective instrumentalities or agencies. The yield on these securities will generally tend to be lower than the yield on other securities to be purchased by the Fund. To the extent the Fund purchases Eurodollar certificates of deposit issued by foreign branches of domestic United States banks, consideration will be given to their domestic marketability, the lower reserve requirements normally mandated for overseas banking operations, the possible impact of interruptions in the flow of international currency transactions and economic developments which might adversely affect the payment of principal or interest.

    PUBLIC UTILITIES. The Fund's investments in public utilities, if any, may be subject to certain risks incurred by the Fund due to Federal, State or municipal regulatory changes, insufficient rate increases or cost overruns.

    REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, which may be viewed as a type of secured lending by the Fund, and which typically involve the acquisition by the Fund of debt securities, from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. While repurchase agreements involve certain risks not associated with direct investments in debt securities, including the risk of default or bankruptcy of the selling institution, the Fund follows procedures designed to minimize such risks.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis; I.E., delivery and payment can take place a month or more after the date of the transaction. These securities are subject to market fluctuation and no interest accrues to the purchaser prior to settlement. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value.

    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

    FOREIGN SECURITIES. The Fund may invest up to 20% of its total assets in fixed-income securities issued by foreign governments and other foreign issuers and in foreign currency issues of domestic issuers, but not more than 10% of its total assets in such securities, whether issued by a foreign or domestic issuer, which are denominated in foreign currency. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Costs will be incurred in connection with conversions between various currencies held by the Fund. When purchasing foreign securities, the Fund will generally enter into foreign currency exchange transactions or forward foreign exchange contracts to facilitate settlement. The Fund will utilize forward foreign exchange contracts in these instances as an attempt to limit the effect of changes in the relationship between the U.S. dollar and the foreign currency during the period between the trade date and settlement date for the transaction.

    Investments in foreign securities will also occasion risks relating to political and economic developments abroad, including the possibility of expropriations or confiscatory taxation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such securities.

    Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their American counterparts. Brokerage commissions, dealer concessions and other transaction costs may be higher on foreign markets than in the U.S. In addition, differences in clearance and settlement procedures on foreign markets may occasion delays in settlements of the Fund's trades effected in such markets. As such, the inability to dispose of portfolio securities due to settlement delays could result in losses to the Fund due to subsequent declines in value of such securities and the inability of the Fund to make intended security purchases due to settlement problems could result in a failure of the Fund to make potentially advantageous investments.

    Many European countries are about to adopt a single European currency, the euro (the "Euro Conversion"). The consequences of the Euro Conversion for foreign exchange rates, interest rates and the value of European securities eligible for purchase by the Fund are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.

    COMMON STOCKS. The Fund may invest in common stocks in an amount up to 20% of its total assets. The Fund may directly purchase common stocks on the open market. In addition, the Fund may acquire common stocks when they are included in a unit with fixed-income securities purchased by the Fund; when fixed-income securities held by the Fund are converted to equity issues; when the Fund exercises a warrant; and when the Fund purchases the common stock of companies involved in takeovers or recapitalizations, where the issuer or a stockholder has offered, or pursuant to a "going private" transaction is effecting, a transaction involving the issuance of newly issued fixed-income securities to the holders of such common stock.

    The prices of common stock are generally more volatile than those of fixed-income securities. Moreover, not all common stock pay dividends and those that do generally pay lower amounts than most fixed-income securities. The Fund will only purchase common stocks directly when the Investment Manager believes that their purchase will assist the Fund in meeting its investment objectives.

    ZERO COUPON SECURITIES. A portion of the fixed-income securities purchased by the Fund may be zero coupon securities. Such securities are purchased at a discount from their face amount, giving the purchaser the right to receive their full value at maturity. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received on interest-paying securities if prevailing interest rates rise.

    A zero coupon security pays no interest to its holder during its life. Therefore, to the extent the Fund invests in zero coupon securities, it will not receive current cash available for distribution to shareholders. In addition, zero coupon securities are subject to substantially greater price fluctuations during periods of changing prevailing interest rates than are comparable securities which pay interest on a current basis. Current federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES. The Fund may invest in financial futures contracts ("futures contracts") and related options thereon. The Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract, if the Investment Manager anticipates interest rates to rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Investment Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon or sell a put option on such futures contract to protect against an increase in the price of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes.

    The Fund may not enter into futures contracts or purchase related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets. The Fund may not purchase or sell futures contracts or related options thereon if, immediately thereafter, more than one-third of its net assets would be hedged.

    OPTIONS. The Fund may purchase or sell (write) listed options on debt securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. The Fund may only write covered options which are listed on national securities exchanges. The Fund may not write covered options in an amount exceeding 20% of the value of its total assets. The Fund may only buy options which are listed on national securities exchanges. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

    For a discussion of futures and options, including the risks of such transactions, see the Statement of Additional Information.

    PRIVATE PLACEMENTS. The Fund may invest up to 5% of its total assets in securities which are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), or which are otherwise not readily marketable. These securities are generally referred to as private placements or restricted securities. Limitations on the resale of such securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale and the risk of substantial delays in effecting such registration.

    The Securities and Exchange Commission has adopted Rule 144A under the Securities Act, which permits the Fund to sell restricted securities to qualified institutional buyers without limitation. The Investment Manager, pursuant to procedures adopted by the Board of Directors of the Fund, will make a determination as to the liquidity of each restricted security purchased by the Fund. If a restricted security is determined to be "liquid," such security will not be considered to be "restricted" for purposes of the above-disclosed 5% limitation and will not be included within the category "illiquid securities," which under current policy may not exceed 15% of the Fund's total assets. However, investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund, at a particular point of time, may be unable to find qualified institutional buyers interested in purchasing such securities.

    YEAR 2000. The investment management services provided to the Fund by the Investment Manager and the services provided to shareholders by the Distributor and the Transfer Agent depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the handling of securities trades, pricing and account services. The Investment Manager, the Distributor and the Transfer Agent have been actively working on necessary changes to their own computer systems to prepare for the year 2000 and expect that their systems will be adapted before that date, but there can be no assurance that they will be successful, or that interaction with other non-complying computer systems will not impair their services at that time.

    In addition, it is possible that the markets for securities in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies and overall economic uncertainties. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Fund's investments may be adversely affected.

PORTFOLIO MANAGEMENT


    The Fund is actively managed by the Investment Manager with a view to achieving the Fund's investment objective. The Fund is managed within MSDW Advisors' Taxable Income Group, which manages 21 funds and fund portfolios with approximately $14 billion in assets at September 30, 1998. Peter M. Avelar, Senior Vice President of MSDW Advisors and a member of MSDW Advisors' Taxable Fixed-Income Group, has been the primary portfolio manager of the Fund since January, 1991 and has been managing portfolios consisting of fixed-income and equity securities at MSDW Advisors for over five years.


    Securities purchased by the Fund are, generally, sold by dealers acting as principal for their own accounts. Pursuant to an order issued by the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with Dean Witter Reynolds Inc. In addition, the Fund may incur brokerage commissions on transactions conducted through Dean Witter Reynolds Inc., Morgan Stanley & Co. Incorporated and other brokers and dealers that are affiliates of MSDW Advisors.


    Although the Fund does not intend to engage in substantial short-term trading, it may sell portfolio securities without regard to the length of time that they have been held, in order to take advantage of new investment opportunities or yield differentials, or because the Fund desires to preserve gains or limit losses due to changing economic conditions, interest rate trends, or the financial condition of the issuer. The Fund's portfolio turnover rate for the fiscal year ended August 31, 1998 was 66.26%. The Fund will incur underwriting discount costs (on underwritten securities) and brokerage costs commensurate with its portfolio turnover rate. See "Dividends, Distributions and Taxes" for a discussion of the tax implications of the Fund's trading policy.

    Except as otherwise noted, all investment policies and practices discussed above are not fundamental policies of the Fund and, as such may be changed without shareholder approval.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    The investment restrictions listed below are among the restrictions that have been adopted by the Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act.

    The Fund may not:

   1. Acquire common stocks in excess of 20% of its total assets.

   2. Invest more than 5% of its total assets in the securities of any one issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities).

   3. Purchase more than 10% of the voting securities, or more than 10% of any class of securities, of any issuer. For purposes of this restriction, all outstanding debt securities of an issuer are considered as one class and all preferred stocks of an issuer are considered as one class.

   4. Invest more than 25% of its total assets in securities of issuers in any one industry. For purposes of this restriction, gas, electric, water and telephone utilities will each be treated as being a separate industry. This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities.

   5. Invest more than 5% of its total assets in securities of companies having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

GENERAL


    The Fund offers each class of its shares for sale to the public on a continuous basis. Pursuant to a Distribution Agreement between the Fund and Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor"), an affiliate of the Investment Manager, shares of the Fund are distributed by the Distributor and offered by Dean Witter Reynolds Inc. ("DWR"), a selected dealer and subsidiary of Morgan Stanley Dean Witter & Co. and other dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). It is anticipated that DWR will undergo a change of corporate name which is expected to incorporate the brand name of "Morgan Stanley Dean Witter," pending approval of various regulatory authorities. The principal executive office of the Distributor is located at Two World Trade Center, New York, New York 10048.


    The Fund offers four classes of shares (each, a "Class"). Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except for certain specific circumstances. Class B shares are sold without an initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) payable upon most redemptions within six years after purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) Class C shares are sold without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase. Class D shares are sold without an initial sales charge or CDSC and are available only to investors meeting an initial investment minimum of $5 million ($25 million for certain qualified plans), and to certain other limited categories of investors. At the discretion of the Board of Directors of the Fund, Class A shares may be sold to categories of investors in addition to those set forth in this prospectus at net asset value without a front-end sales charge, and Class D shares may be sold to certain other categories of investors, in each case as may be described in the then current prospectus of the Fund. See "Alternative Purchase Arrangements-- Selecting a Particular Class" for a discussion of factors to consider in selecting which Class of shares to purchase.

    The minimum initial purchase is $1,000 for each Class of shares, although Class D shares are only available to persons investing $5 million ($25 million for certain qualified plans) or more and to certain other limited categories of investors. For the purpose of meeting the minimum $5 million (or $25 million) initial investment for Class D shares, and subject to the $1,000 minimum initial investment for each Class of the Fund, an investor's existing holdings of Class A shares of the Fund and other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") and shares of Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds") and concurrent investments in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds will be aggregated. Subsequent purchases of $100 or more may be made by sending a check, payable to Morgan Stanley Dean Witter High Yield Securities Inc., directly to Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent" or "MSDW Trust") at P.O. Box 1040, Jersey City, N.J. 07303 or by contacting a Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class D shares. If no Class is specified, the Transfer Agent will not process the transaction until the proper Class is identified. The minimum initial purchase in the case of investments through EasyInvest-SM-, an automatic purchase plan (see "Shareholder Services"), is $100, provided that the schedule of automatic investments will result in investments totalling at least $1,000 within the first twelve months. The minimum initial purchase in the case of an "Education IRA" is $500, if the Distributor has reason to believe that additional investments will increase the investment in the account to $1,000 within three years. In the case of investments pursuant to (i) Systematic Payroll Deduction plans (including Individual Retirement plans), (ii) the MSDW Advisors mutual fund asset allocation program and (iii) fee-based programs approved by the Distributor, pursuant to which participants pay an asset based fee for services, in the nature of investment advisory, administrative and/or brokerage services, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required provided, in the case of Systematic Payroll Deduction Plans, that if the Distributor has reason to believe that additional purchases will increase the amount of the purchase of shares in all accounts under such plans to at least $1,000. Certificates for shares purchased will not be issued unless a request is made by the shareholder in writing to the Transfer Agent.

    Shares are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. Since DWR and other Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive income dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such dividends and distributions. Sales personnel of a Selected Broker-Dealer are compensated for selling shares of the Fund by the Distributor or any of its affiliates and/or the Selected Broker-Dealer. In addition, some sales personnel of the Selected Broker-Dealer will receive various types of non-cash compensation as special sales incentives, including trips, educational and/or business seminars and merchandise. The Fund and the Distributor reserve the right to reject any purchase order.

ALTERNATIVE PURCHASE ARRANGEMENTS

    The Fund offers several Classes of shares to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The general public is offered three Classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. A fourth Class of shares, Class D shares, is offered only to limited categories of investors (see "No Load Alternative--Class D Shares" below).

    Each Class A, Class B, Class C or Class D share of the Fund represents an identical interest in the investment portfolio of the Fund except that Class A, Class B and Class C shares bear the expenses of the ongoing shareholder service fees, Class B and Class C shares bear the expenses of the ongoing distribution fees and Class A, Class B and Class C shares which are redeemed subject to a CDSC bear the expense of the additional incremental distribution costs resulting from the CDSC applicable to shares of those Classes. The ongoing distribution fees that are imposed on Class A, Class B and Class C shares will be imposed directly against those Classes and not against all assets of the Fund and, accordingly, such charges against one Class will not affect the net asset value of any other Class or have any impact on investors choosing another sales charge option. See "Plan of Distribution" and "Redemptions and Repurchases."

    Set forth below is a summary of the differences between the Classes and the factors an investor should consider when selecting a particular Class. This summary is qualified in its entirety by detailed discussion of each Class that follows this summary.

    CLASS A SHARES. Class A shares are sold at net asset value plus an initial sales charge of up to 4.25%. The initial sales charge is reduced for certain purchases. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase, except for certain specific circumstances. Class A shares are also subject to a 12b-1 fee of up to 0.25% of the average daily net assets of the Class. See "Initial Sales Charge Alternative--Class A Shares."

    CLASS B SHARES. Class B shares are offered at net asset value with no initial sales charge but are subject to a CDSC (scaled down from 5.0% to 1.0%) if redeemed within six years of purchase. (Class B shares purchased by certain qualified plans are subject to a CDSC scaled down from 2.0% to 1.0% if redeemed within three years after purchase.) This CDSC may be waived for certain redemptions. Class B shares are also subject to an annual 12b-1 fee of 0.75% of the average daily net assets of Class B. The Class B shares' distribution fee will cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares.

    After approximately ten (10) years, Class B shares will convert automatically to Class A shares of the Fund, based on the relative net asset values of the shares of the two Classes on the conversion date. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted at that time. See "Contingent Deferred Sales Charge Alternative--Class B Shares."

    CLASS C SHARES. Class C shares are sold at net asset value with no initial sales charge but are subject to a CDSC of 1.0% on redemptions made within one year after purchase. This CDSC may be waived for certain redemptions. They are subject to an annual 12b-1 fee of up to 0.85% of the average daily net assets of the Class C shares. The Class C shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A or Class D shares. See "Level Load Alternative--Class C Shares."

    CLASS D SHARES. Class D shares are available only to limited categories of investors (see "No Load Alternative--Class D Shares" below). Class D shares are sold at net asset value with no initial sales charge or CDSC. They are not subject to any 12b-1 fees. See "No Load Alternative--Class D Shares."

    SELECTING A PARTICULAR CLASS. In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

    The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Investors who prefer an initial sales charge alternative may elect to purchase Class A shares. Investors qualifying for significantly reduced or, in the case of purchases of $1 million or more, no initial sales charges may find Class A shares particularly attractive because similar sales charge reductions are not available with respect to Class B or Class C shares. Moreover, Class A shares are subject to lower ongoing expenses than are Class B or Class C shares over the term of the investment. As an alternative, Class B and Class C shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these additional investment amounts may partially or wholly offset the higher annual expenses of these Classes. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

    Finally, investors should consider the effect of the CDSC period and any conversion rights of the Classes in the context of their own investment time frame. For example, although Class C shares are subject to a significantly lower CDSC upon redemptions, they do not, unlike Class B shares, convert into Class A shares after approximately ten years, and, therefore, are subject to an ongoing 12b-1 fee of 0.85% (rather than the 0.25% fee applicable to Class A shares) for an indefinite period of time. Thus, Class B shares may be more attractive than Class C shares to investors with longer term investment outlooks. Other investors, however, may elect to purchase Class C shares if, for example, they determine that they do not wish to be subject to a front-end sales charge and they are uncertain as to the length of time they intend to hold their shares.

    For the purpose of meeting the $5 million (or $25 million) minimum investment amount for Class D shares, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount.

    Sales personnel may receive different compensation for selling each Class of shares. Investors should understand that the purpose of a CDSC is the same as that of the initial sales charge in that the sales charges applicable to each Class provide for the financing of the distribution of shares of that Class.

    Set forth below is a chart comparing the sales charge, 12b-1 fees and conversion options applicable to each Class of shares:

-----------------------------------------------------------
                                              CONVERSION
  CLASS       SALES CHARGE     12b-1 FEE       FEATURE
-----------------------------------------------------------
    A      Maximum 4.25%         0.25%            No
           initial sales
           charge reduced for
           purchases of
           $25,000 and over;
           shares sold
           without an initial
           sales charge
           generally subject
           to a 1.0% CDSC
           during first year.
-----------------------------------------------------------
    B      Maximum 5.0% CDSC     0.75%     B shares convert
           during the first                to A shares
           year decreasing to              automatically
           0 after six years               after
                                           approximately
                                           ten years
-----------------------------------------------------------
    C      1.0% CDSC during      0.85%            No
           first year
-----------------------------------------------------------
    D             None            None            No

    See "Purchase of Fund Shares" and "The Fund and its Management" for a complete description of the sales charges and service and distribution fees for each Class of shares and "Determination of Net Asset Value," "Dividends, Distributions and Taxes" and "Shareholder Services--Exchange Privilege" for other differences between the Classes of shares.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold at net asset value plus an initial sales charge. In some cases, reduced sales charges may be available, as described below. Investments of $1 million or more (and investments by certain other limited categories of investors) are not subject to any sales charges at the time of purchase but are subject to a CDSC of 1.0% on redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased), except for certain specific circumstances. The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed (i) in the circumstances set forth below in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class A shares, and (ii) in the circumstances identified in the section "Additional Net Asset Value Purchase Options" below. Class A shares are also subject to an annual 12b-1 fee of up to 0.25% of the average daily net assets of the Class.

    The offering price of Class A shares will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value" below), plus a sales charge (expressed as a percentage of the offering price) on a single transaction as shown in the following table:

                                          SALES CHARGE
                           ------------------------------------------
                              PERCENTAGE OF          APPROXIMATE
        AMOUNT OF            PUBLIC OFFERING    PERCENTAGE OF AMOUNT
   SINGLE TRANSACTION             PRICE               INVESTED
-------------------------  -------------------  ---------------------
Less than $25,000........           4.25%                 4.44%
$25,000 but less
     than $50,000........           4.00%                 4.17%
$50,000 but less
     than $100,000.......           3.50%                 3.63%
$100,000 but less
     than $250,000.......           2.75%                 2.83%
$250,000 but less
     than $1 million.....           1.75%                 1.78%
$1 million and over......              0                     0

    Upon notice to all Selected Broker-Dealers, the Distributor may reallow up to the full applicable sales charge as shown in the above schedule during periods specified in such notice. During periods when 90% or more of the sales charge is reallowed, such Selected Broker-Dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

    The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (a) an individual; (b) an individual, his or her spouse and their children under the age of 21 purchasing shares for his, her or their own accounts; (c) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (d) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code; (e) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Internal Revenue Code; (f) employee benefit plans qualified under Section 401 of the Internal Revenue Code of a single employer or of employers who are "affiliated persons" of each other within the meaning of
Section 2(a)(3)(c) of the Act; and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (g) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

    COMBINED PURCHASE PRIVILEGE. Investors may have the benefit of reduced sales charges in accordance with the above schedule by combining purchases of Class A shares of the Fund in single transactions with the purchase of Class A shares of other Morgan Stanley Dean Witter Multi-Class Funds and shares of FSC Funds. The sales charge payable on the purchase of the Class A shares of the Fund, the Class A shares of the other Morgan Stanley Dean Witter Multi-Class Funds and the shares of the FSC Funds will be at their respective rates applicable to the total amount of the combined concurrent purchases of such shares.

    RIGHT OF ACCUMULATION. The above persons and entities may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative net asset value of Class A shares purchased in a single transaction, together with shares of the Fund and other Morgan Stanley Dean Witter Funds previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions), which are held at the time of such transaction, amounts to $25,000 or more. If such investor has a cumulative net asset value of shares of FSC Funds and Class A and Class D shares that, together with the current investment amount, is equal to at least $5 million ($25 million for certain qualified plans), such investor is eligible to purchase Class D shares subject to the $1,000 minimum initial investment requirement of that Class of the Fund. See "No Load Alternative--Class D Shares" below.

    The Distributor must be notified by DWR or a Selected Broker-Dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Selected Broker-Dealer or the Transfer Agent fails to confirm the investor's represented holdings.

    LETTER OF INTENT. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from DWR or other Selected Broker-Dealers. The cost of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the date of receipt by the Distributor of the Letter of Intent, or of Class A shares of the Fund or shares of other Morgan Stanley Dean Witter Funds acquired in exchange for shares of such funds purchased during such period at a price including a front-end sales charge, which are still owned by the shareholder, may also be included in determining the applicable reduction.

    ADDITIONAL NET ASSET VALUE PURCHASE OPTIONS. In addition to investments of $1 million or more, Class A shares also may be purchased at net asset value by the following:

    (1) trusts for which MSDW Trust (which is an affiliate of the Investment Manager) provides discretionary trustee services;

    (2) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (such investments are subject to all of the terms and conditions of such programs, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares);

    (3) employer-sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") with at least 200 eligible employees and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement;

    (4) Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement whose Class B shares have converted to Class A shares, regardless of the plan's asset size or number of eligible employees;

    (5) investors who are clients of a Morgan Stanley Dean Witter Financial Advisor who joined Morgan Stanley Dean Witter from another investment firm within six months prior to the date of purchase of Fund shares by such investors, if the shares are being purchased with the proceeds from a redemption of shares of an open-end proprietary mutual fund of the Financial Advisor's previous firm which imposed either a front-end or deferred sales charge, provided such purchase was made within sixty days after the redemption and the proceeds of the redemption had been maintained in the interim in cash or a money market fund; and

    (6) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund.

    No CDSC will be imposed on redemptions of shares purchased pursuant to paragraphs (1), (2) or (5), above.

    For further information concerning purchases of the Fund's shares, contact DWR or another Selected Broker-Dealer or consult the Statement of Additional Information.

CONTINGENT DEFERRED SALES CHARGE
ALTERNATIVE--CLASS B SHARES

    Class B shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, will be imposed on most Class B shares redeemed within six years after purchase. The CDSC will be imposed on any redemption of shares if after such redemption the aggregate current value of a Class B account with the Fund falls below the aggregate amount of the investor's purchase payments for Class B shares made during the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption. In addition, Class B shares are subject to an annual 12b-1 fee of 0.75% of the average daily net assets of Class B.

    Except as noted below, Class B shares of the Fund which are held for six years or more after purchase (calculated from the last day of the month in which the shares were purchased) will not be subject to any CDSC upon redemption. Shares redeemed earlier than six years after purchase may, however, be subject to a CDSC which will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The size of this percentage will depend upon how long the shares have been held, as set forth in the following table:

         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          5.0%
Second................................          4.0%
Third.................................          3.0%
Fourth................................          2.0%
Fifth.................................          2.0%
Sixth.................................          1.0%
Seventh and thereafter................          None

    In the case of Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, shares held for three years or more after purchase (calculated as described in the paragraph above) will not be subject to any CDSC upon redemption. However, shares redeemed earlier than three years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which will depend on how long the shares have been held, as set forth in the following table:

         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          2.0%
Second................................          2.0%
Third.................................          1.0%
Fourth and thereafter.................          None

    Class B shares of the Fund issued in exchange for shares of Dean Witter High Income Securities ("High Income Securities") in connection with the Reorganization of High Income Securities with the Fund on November 10, 1997, that were subject to the lower CDSC schedule of High Income Securities (as described below), will continue to be subject to that lower CDSC schedule unless
(i) such shares are subsequently exchanged for shares of a fund with a higher CDSC schedule or (ii) having been exchanged for shares of Morgan Stanley Dean Witter Global Short-Term Income Fund Inc. ("Global Short-Term") or an Exchange Fund (as defined below in "Shareholder Services--Exchange Privilege") are re-exchanged back into the Fund. Under such circumstances, the CDSC schedule applicable to shares of the fund with the higher CDSC schedule acquired in the exchange will apply to redemptions of such fund's shares or, in the case of shares of Global Short-Term or any of the Exchange Funds acquired in an exchange and then subsequently re-exchanged back into the Fund, the CDSC schedule set forth in the above table will apply to redemptions of any of such shares. The CDSC schedule applicable to High Income Securities was as follows: Shares held for five years or more after purchase (calculated as described in the paragraph above) are not subject to any CDSC upon redemption. However, shares redeemed earlier than five years after purchase may be subject to a CDSC (calculated as described in the paragraph above), the percentage of which depends on how long the shares have been held, as set forth in the following table:

         YEAR SINCE PURCHASE            CDSC AS A PERCENTAGE
             PAYMENT MADE                OF AMOUNT REDEEMED
--------------------------------------  ---------------------
First.................................          4.0%
Second................................          3.0%
Third.................................          2.0%
Fourth................................          2.0%
Fifth.................................          1.0%
Sixth and thereafter..................          None

    CDSC WAIVERS. A CDSC will not be imposed on: (i) any amount which represents an increase in value of shares purchased within the six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) preceding the redemption; (ii) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption; and (iii) the current net asset value of shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of FSC Funds or of other Morgan Stanley Dean Witter Funds acquired in exchange for such shares. Moreover, in determining whether a CDSC is applicable it will be assumed that amounts described in (i), (ii) and (iii) above (in that order) are redeemed first.

    In addition, the CDSC, if otherwise applicable, will be waived in the case of:

    (1) redemptions of shares held at the time a shareholder dies or becomes disabled, only if the shares are: (a) registered either in the name of an individual shareholder (not a trust), or in the names of such shareholder and his or her spouse as joint tenants with right of survivorship; or (b) held in a qualified corporate or self-employed retirement plan, Individual Retirement Account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code ("403(b) Custodial Account"), provided in either case that the redemption is requested within one year of the death or initial determination of disability;


    (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59 1/2); (b) distributions from an IRA or 403(b) Custodial Account following attainment of age 59 1/2; or (c) a tax-free return of an excess contribution to an IRA;



    (3) all redemptions of shares held for the benefit of a participant in a Qualified Retirement Plan, which offers investment companies managed by the Investment Manager or its subsidiary, MSDW Services, as self-directed investment alternatives and for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement ("Eligible Plan"), provided that either: (a) the plan continues to be an Eligible Plan after the redemption; or (b) the redemption is in connection with the complete termination of the plan involving the distribution of all plan assets to participants; and



    (4) certain redemptions pursuant to the Fund's Systematic Withdrawal Plan (see "Shareholder Services--Systematic Withdrawal Plan").


    With reference to (1) above, for the purpose of determining disability, the Distributor utilizes the definition of disability contained in Section 72(m)(7) of the Internal Revenue Code, which relates to the inability to engage in gainful employment. With reference to (2) above, the term "distribution" does not encompass a direct transfer of IRA, 403(b) Custodial Account or retirement plan assets to a successor custodian or trustee. All waivers will be granted only following receipt by the Distributor of confirmation of the shareholder's entitlement.

    CONVERSION TO CLASS A SHARES. Class B shares will convert automatically to Class A shares, based on the relative net asset values of the shares of the two Classes on the conversion date, which will be approximately ten (10) years after the date of the original purchase. The ten year period is calculated from the last day of the month in which the shares were purchased or, in the case of Class B shares acquired through an exchange or a series of exchanges, from the last day of the month in which the original Class B shares were purchased. The conversion of shares will take place in the month following the tenth anniversary of the purchase. There will also be converted at that time such proportion of Class B shares acquired through automatic reinvestment of dividends and distributions owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares purchased and owned by the shareholder. In the case of Class B shares held by a Qualified Retirement Plan for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the plan is treated as a single investor and all Class B shares will convert to Class A shares on the conversion date of the first shares of a Morgan Stanley Dean Witter Multi-Class Fund purchased by that plan. In the case of Class B shares previously exchanged for shares of an

"Exchange Fund" (see "Shareholder Services-- Exchange Privilege"), the period of time the shares were held in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired) is excluded from the holding period for conversion. If those shares are subsequently re-exchanged for Class B shares of a Morgan Stanley Dean Witter Multi-Class Fund, the holding period resumes on the last day of the month in which Class B shares are reacquired.

    If a shareholder has received share certificates for Class B shares, such certificates must be delivered to the Transfer Agent at least one week prior to the date for conversion. Class B shares evidenced by share certificates that are not received by the Transfer Agent at least one week prior to any conversion date will be converted into Class A shares on the next scheduled conversion date after such certificates are received.

    Effectiveness of the conversion feature is subject to the continuing availability of a ruling of the Internal Revenue Service or an opinion of counsel that (i) the conversion of shares does not constitute a taxable event under the Internal Revenue Code, (ii) Class A shares received on conversion will have a basis equal to the shareholder's basis in the converted Class B shares immediately prior to the conversion, and (iii) Class A shares received on conversion will have a holding period that includes the holding period of the converted Class B shares. The conversion feature may be suspended if the ruling or opinion is no longer available. In such event, Class B shares would continue to be subject to Class B 12b-1 fees.

LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold at net asset value next determined without an initial sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase (calculated from the last day of the month in which the shares were purchased). The CDSC will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The CDSC will not be imposed in the circumstances set forth above in the section "Contingent Deferred Sales Charge Alternative--Class B Shares--CDSC Waivers," except that the references to six years in the first paragraph of that section shall mean one year in the case of Class C shares. Class C shares are subject to an annual 12b-1 fee of up to 0.85% of the average daily net assets of the Class. Unlike Class B shares, Class C shares have no conversion feature and, accordingly, an investor that purchases Class C shares will be subject to 12b-1 fees applicable to Class C shares for an indefinite period subject to annual approval by the Fund's Board of Directors and regulatory limitations.

NO LOAD ALTERNATIVE--CLASS D SHARES


    Class D shares are offered without any sales charge on purchase or redemption and without any 12b-1 fee. Class D shares are offered only to investors meeting an initial investment minimum of $5 million ($25 million for Qualified Retirement Plans for which MSDW Trust serves as Trustee and DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement) and the following categories of investors: (i) investors participating in the MSDW Advisors mutual fund asset allocation program pursuant to which such persons pay an asset based fee; (ii) persons participating in a fee-based program approved by the Distributor, pursuant to which such persons pay an asset based fee for services in the nature of investment advisory, administrative and/or brokerage services (subject to all of the terms and conditions of such programs referred to in (i) and (ii) above, which may include termination fees, mandatory redemption upon termination and such other circumstances as specified in the programs' agreements, and restrictions on transferability of Fund shares); (iii) employee benefit plans maintained by Morgan Stanley Dean Witter & Co. or any of its subsidiaries for the benefit of certain employees of Morgan Stanley Dean Witter & Co. and its subsidiaries; (iv) certain Unit Investment Trusts sponsored by DWR; (v) certain other open-end investment companies whose shares are distributed by the Distributor; (vi) investors who were shareholders of Dean

Witter Retirement Series on September 11, 1998 (with respect to additional purchases for their former Dean Witter Retirement Series accounts); and (vii) other categories of investors, at the discretion of the Board, as disclosed in the then current prospectus of the Fund. All shares of the Fund held prior to July 28, 1997 have been designated Class D shares. Additional investments in Class D shares by shareholders holding such shares may only be made if those shareholders are otherwise eligible to purchase Class D shares. However, shareholders holding such shares will receive the benefit of the value of such shares towards reduced sales charges on purchases of Class A shares pursuant to the Fund's "Right of Accumulation" (see "Initial Sales Charge Alternative--Class A Shares--Right of Accumulation"). Investors who require a $5 million (or $25 million) minimum initial investment to qualify to purchase Class D shares may satisfy that requirement by investing that amount in a single transaction in Class D shares of the Fund and other Morgan Stanley Dean Witter Multi-Class Funds, subject to the $1,000 minimum initial investment required for that Class of the Fund. In addition, for the purpose of meeting the $5 million (or $25 million) minimum investment amount, holdings of Class A shares in all Morgan Stanley Dean Witter Multi-Class Funds, shares of FSC Funds and shares of Morgan Stanley Dean Witter Funds for which such shares have been exchanged will be included together with the current investment amount. If a shareholder redeems Class A shares and purchases Class D shares, such redemption may be a taxable event.


PLAN OF DISTRIBUTION

    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act with respect to the distribution of Class A, Class B and Class C shares of the Fund. In the case of Class A and Class C shares, the Plan provides that the Fund will reimburse the Distributor and others for the expenses of certain activities and services incurred by them specifically on behalf of those shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed amounts equal to payments at the annual rates of 0.25% and 0.85% of the average daily net assets of Class A and Class C, respectively. In the case of Class B shares, the Plan provides that the Fund will pay the Distributor a fee, which is accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of Class B. The fee is treated by the Fund as an expense in the year it is accrued. In the case of Class A shares, the entire amount of the fee currently represents a service fee within the meaning of the NASD guidelines. In the case of Class B and Class C shares, a portion of the fee payable pursuant to the Plan, equal to 0.20% and 0.25% of the average daily net assets of each of these Classes, respectively, is currently characterized as a service fee. A service fee is a payment made for personal service and/or the maintenance of shareholder accounts.

    Additional amounts paid under the Plan in the case of Class B and Class C shares are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the shares of those Classes, including the payment of commissions for sales of the shares of those Classes and incentive compensation to and expenses of Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan in the case of Class B shares to compensate DWR and other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.


    For the fiscal year ended August 31, 1998, Class B shares of the Fund accrued payments under the Plan amounting to $10,737,221 which amount is equal to 0.74% of the average daily net assets of Class B for the fiscal year. For the fiscal year ended August 31, 1998, Class A and Class C shares of the Fund accrued payments under the Plan amounting to $51,000 and $281,533, respectively, which amounts are equal to 0.24% and 0.85% of the average daily net assets of Class A and Class C, respectively for such fiscal year.



    In the case of Class B shares, at any given time, the expenses in distributing Class B shares of the Fund may be in excess of the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of CDSCs paid by investors upon the redemption of Class B shares. For example, if $1 million in expenses in distributing Class B shares of the Fund had been incurred and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. The Distributor has advised the Fund that such excess amounts including the carrying charge described above totalled $50,323,518 at August 31, 1998, which was equal to 2.86% of the net assets of Class B on such date. Of this amount, $36,793,648 represents excess distribution expenses of Dean Witter High Income Securities, the net assets of which were combined with those of the Fund on November 10, 1997 pursuant to an Agreement and Plan of Reorganization. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, such excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Plan is terminated the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.



    In the case of Class A and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives at the time of sale may be reimbursed in the subsequent calendar year. The Distributor has advised the Fund that unreimbursed expenses representing a gross sales commission credited to Morgan Stanley Dean Witter Financial Advisors and other Selected Broker-Dealer representatives at the time of sale totalled $175,137 in the case of Class C at December 31, 1997, which was equal to 0.70% of the net assets of Class C on such date, and that there were no such expenses which may be reimbursed in the subsequent year in the case of Class A on such date. No interest or other financing charges will be incurred on any Class A or Class C distribution expenses incurred by the Distributor under the Plan or on any unreimbursed expenses due to the Distributor pursuant to the Plan.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share is determined once daily at 4:00 p.m., New York time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time), by taking the net assets of the Fund, dividing by the number of shares outstanding and adjusting to the nearest cent. The assets belonging to the Class A, Class B, Class C and Class D shares will be invested together in a single portfolio. The net asset value of each Class, however, will be determined separately by subtracting each Class's accrued expenses and liabilities. The net asset value per share will not be determined on Good Friday and on such other federal and non-federal holidays as are observed by the New York Stock Exchange.

    In the calculation of the Fund's net asset value: (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other domestic or foreign exchange is valued at its latest sale price on that exchange prior to the time assets are valued; (if there were no sales that day, the security is valued at the latest bid price); and (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (valuation of securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors).

    Certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Fund's Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service.

    Municipal securities will be valued for the Fund by an outside computer matrix pricing service approved by the Board of Directors. Periodically, the Investment Manager and the Board of Directors review the continued appropriateness of the prices obtained through the service.

    Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Board of Directors. Other short-term debt securities will be valued on a marked-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Directors determine such does not reflect the securities' market value, in which case these securities will be valued at their fair market value as determined by the Board of Directors. Listed options on debt securities are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case, they will be valued at the mean between their closing bid and asked prices. Unlisted options on debt securities and all options on equity securities are valued at the mean between their latest bid and asked price. Futures are valued at the latest sale price on the commodities exchange on which they trade unless the Directors determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined by the Board of Directors. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. All income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund (or, if specified by the shareholder, in shares of any other open-end Morgan Stanley Dean Witter Fund), unless the shareholder requests that they be paid in cash. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").

    INVESTMENT OF DISTRIBUTIONS RECEIVED IN CASH. Any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at the net asset value next determined after receipt by the Transfer Agent, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. Shares so acquired are acquired at net asset value and are not subject to the imposition of a front-end sales charge or a CDSC (see "Redemptions and Repurchases").


    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Fund's Transfer Agent for investment in shares of the Fund (see "Purchase of Fund Shares" and "Redemptions and Repurchases--Involuntary Redemption").



    SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders whose shares of Morgan Stanley Dean Witter Funds have an aggregate value of $10,000 or more. Shares of any Fund from which redemptions will be made pursuant to the Plan must have a value of $1,000 or more (referred to as a "SWP Fund"). The required share values are determined on the date the shareholder establishes the Withdrawal Plan. The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Funds' shares, on an annualized basis. Any applicable CDSC will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.



    A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Fund.



    Prior to adding an additional SWP Fund to an existing Withdrawal Plan, the required $10,000/$1,000 share values must be met, to be calculated on the date the shareholder adds the additional SWP Fund. However, the addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Funds already participating in the Withdrawal Plan.



    Withdrawal Plan payments should not be considered dividends, yields or income. If periodic Withdrawal Plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted. Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes.


    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about any of the above services.


    TAX-SHELTERED RETIREMENT PLANS. Retirement plans are available through the Investment Manager for use by corporations, the self-employed, Individual Retirement Accounts and Custodial Accounts under Section 403(b)(7) of the Internal Revenue Code. Adoption of such plans should be on advice of legal counsel or tax advisor.


    For further information regarding plan administration, custodial fees and other details, investors should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent.

EXCHANGE PRIVILEGE


    Shares of each Class may be exchanged for shares of the same Class of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of the following funds:
Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund, and five Morgan Stanley Dean Witter funds which are money market funds (the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no holding period for exchanges of shares acquired by exchange or dividend reinvestment.



    An exchange to another Morgan Stanley Dean Witter Multi-Class Fund, any FSC Fund or any Exchange Fund that is not a money market fund is on the basis of the next calculated net asset value per share of each fund after the exchange order is received. When exchanging into a money market fund from the Fund, shares of the Fund are redeemed out of the Fund at their next calculated net asset value and the proceeds of the redemption are used to purchase shares of the money market fund at their net asset value determined the following business day. Subsequent exchanges between any of the money market funds and any of the Morgan Stanley Dean Witter Multi-Class Funds, FSC Funds or any Exchange Fund that is not a money market fund can be effected on the same basis.



    No CDSC is imposed at the time of any exchange of shares, although any applicable CDSC will be imposed upon ultimate redemption. During the period of time the shareholder remains in an Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period (for the purpose of determining the rate of the CDSC) is frozen. If those shares are subsequently re-exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, the holding period previously frozen when the first exchange was made resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund are reacquired. Thus, the CDSC is based upon the time (calculated as described above) the shareholder was invested in shares of a Morgan Stanley Dean Witter Multi-Class Fund (see "Purchase of Fund Shares"). In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in shares of a FSC Fund. In the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred, if any, on or after that date which are attributable to those shares. (Exchange Fund 12b-1 distribution fees are described in the prospectuses for those funds.) Class B shares of the Fund acquired in exchange for Class B shares of another Morgan Stanley Dean Witter Multi-Class Fund having a different CDSC schedule than that of this Fund will be subject to the higher CDSC schedule, even if such shares are subsequently re-exchanged for shares of the fund with the lower CDSC schedule. Class B shares of the Fund issued in exchange for shares of High Income Securities in connection with the Reorganization that were subject to the lower CDSC schedule of High Income Securities (as described above) will continue to be subject to that lower CDSC schedule unless (i) such shares are subsequently exchanged for shares of a fund with a higher CDSC schedule or (ii) having been exchanged for shares of Global Short-Term or an Exchange Fund are re-exchanged back into the Fund. Under such circumstances, the CDSC schedule applicable to shares of the fund with the higher CDSC schedule acquired in the exchange will apply to redemptions of such fund's shares or, in the case of shares of Global Short-Term or any of the Exchange Funds acquired in an exchange and then subsequently re-exchanged back into the Fund, the Fund's CDSC schedule will apply to redemptions of any of such shares.


    ADDITIONAL INFORMATION REGARDING EXCHANGES. Purchases and exchanges should be made for investment purposes only. A pattern of frequent exchanges may be deemed by the Investment Manager to be abusive and contrary to the best interests of the Fund's other shareholders and, at the Investment Manager's discretion, may be limited by the Fund's refusal to accept additional purchases and/ or exchanges from the investor. Although the Fund does not have any specific definition of what constitutes a pattern of frequent exchanges, and will consider all relevant factors in determining whether a particular situation is abusive and contrary to the best interests of the Fund and its other shareholders, investors should be aware that the Fund and each of the other Morgan Stanley Dean Witter Funds may in their discretion limit or otherwise restrict the number of times this Exchange Privilege may be exercised by any investor. Any such restriction will be made by the Fund on a prospective basis only, upon notice to the shareholder not later than ten days following such shareholder's most recent exchange. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of such Morgan Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory agencies. Shareholders maintaining margin accounts with DWR or another Selected Broker-Dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on exchange of shares of the Fund pledged in the margin account.

    The current prospectus for each fund describes its investment objective(s) and policies, and shareholders should obtain a copy and examine it carefully before investing. Exchanges are subject to the minimum investment requirement of each Class of shares and any other conditions imposed by each fund. In the case of a shareholder holding a share certificate or certificates, no exchanges may be made until all applicable share certificates have been received by the Transfer Agent and deposited in the shareholder's account. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss. However, the ability to deduct capital losses on an exchange may be limited in situations where there is an exchange of shares within ninety days after the shares are purchased. The Exchange Privilege is only available in states where an exchange may legally be made.

    If DWR or another Selected Broker-Dealer is the current dealer of record and its account numbers are part of the account information, shareholders may initiate an exchange of shares of the Fund for shares of any of the Morgan Stanley Dean Witter Funds (for which the Exchange Privilege is available) pursuant to this Exchange Privilege by contacting their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative (no Exchange Privilege Authorization Form is required). Other shareholders (and those shareholders who are clients of DWR or other Selected Broker-Dealer but who wish to make exchanges directly by telephoning the Transfer Agent) must complete and forward to the Transfer Agent an Exchange Privilege Authorization form, copies of which may be obtained from the Transfer Agent, to initiate an exchange. If the Authorization Form is used, exchanges may be made in writing or by contacting the Transfer Agent at (800) 869-NEWS (toll-free).

    The Fund will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. Such procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number and DWR or other Selected Broker-Dealer account number (if any). Telephone instructions may also be recorded. If such procedures are not employed, the Fund may be liable for any losses due to unauthorized or fraudulent instructions.

    Telephone exchange instructions will be accepted if received by the Transfer Agent between 9:00 a.m. and 4:00 p.m. New York time, on any day the New York Stock Exchange is open. Any shareholder wishing to make an exchange who has previously filed an Exchange Privilege Form and who is unable to reach the Fund by telephone should contact his or her Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative, if appropriate, or make a written exchange request. Shareholders are advised that during periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the experience of the Morgan Stanley Dean Witter Funds in the past.

    Shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative or the Transfer Agent for further information about the Exchange Privilege.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------

    REDEMPTION. Shares of each Class of the Fund can be redeemed for cash at any time at the current net asset value per share next determined less the amount of any applicable CDSC in the case of Class A, Class B or Class C shares (see "Purchase of Fund Shares"). If shares are held in a shareholder's account without a stock certificate, a written request for redemption is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption along with any additional information requested by the Transfer Agent.

    REPURCHASE. DWR and other Selected Broker-Dealers are authorized to repurchase, as agent for the Fund, shares represented by a stock certificate which is delivered to any of their offices. Shares held in a shareholder's account without a stock certificate may also be repurchased by DWR and other Selected Broker-Dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next determined (see "Purchase of Fund Shares") after such repurchase order is received by DWR or other Selected Broker-Dealer reduced by any applicable CDSC.


    The CDSC, if any, will be the only fee imposed by the Fund or the Distributor. The offer by DWR and other Selected Broker-Dealers to repurchase shares may be suspended without notice by them at any time. In that event, shareholders may redeem their shares through the Fund's Transfer Agent as set forth above under "Redemption."

    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. Payment for shares presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times when normal trading is not taking place on the New York Stock Exchange. If the shares to be redeemed have recently been purchased by check, payment of the redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). Shareholders maintaining margin accounts with DWR and other Selected Broker Dealers are referred to their Morgan Stanley Dean Witter Financial Advisor or other Selected Broker-Dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.

    REINSTATEMENT PRIVILEGE. A shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class from which such shares were redeemed or repurchased, at their net asset value next determined after a reinstatement request, together with the proceeds, is received by the Transfer Agent and receive a pro rata credit for any CDSC paid in connection with such repurchase or redemption.

    INVOLUNTARY REDEMPTION. The Fund reserves the right, on sixty days' notice, to redeem, at their net asset value, the shares of any shareholder (other than shares held in an Individual Retirement Account or custodial account under
Section 403(b)(7) of the Internal Revenue Code) whose shares due to redemptions by the shareholder have a value of less than $100, or such lesser amount as may be fixed by the Board of Directors or, in the case of an account opened through EasyInvest-SM-, if after twelve months the shareholder has invested less than $1,000 in the account. However, before the Fund redeems such shares and sends the proceeds to the shareholder, it will notify the shareholder that the value of the shares is less than the applicable amount and allow the shareholder sixty days in which to make an additional investment in an amount which will increase the value of the account to at least the applicable amount or more before the redemption is processed. No CDSC will be imposed on any involuntary redemption.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    DIVIDENDS AND DISTRIBUTIONS. The Fund declares dividends separately for each Class of shares and intends to declare and pay monthly income dividends and to distribute net short-term and net long-term capital gains, if any, at least once each year. The Fund may, however, determine either to distribute or to retain all or part of any long-term capital gains in any year for reinvestment.


    All dividends and capital gains distributions will be paid in additional shares of the same Class and automatically credited to the shareholder's account without issuance of a stock certificate unless the shareholder requests in writing that all dividends be paid in cash. Shares acquired by dividend and distribution reinvestments will not be subject to any front-end sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. Distributions paid on Class A and Class D shares will be higher than for Class B and Class C shares because distribution fees paid by Class B and Class C shares are higher. (See "Shareholder Services--Automatic Investment of Dividends and Distributions.")

    TAXES. Because the Fund intends to distribute all of its net investment income and net capital gains to shareholders and otherwise continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, it is not expected that the Fund will be required to pay any Federal income tax on such income and capital gains.

    With respect to the Fund's investments in zero coupon and payment-in-kind bonds, the Fund accrues income prior to any actual cash payments by their issuers. In order to continue to comply with Subchapter M of the Internal Revenue Code and remain able to forego payment of Federal income tax on its income and capital gains, the Fund must distribute all of its net investment income, including income accrued from zero coupon and payment-in-kind bonds. As such, the Fund may be required to dispose of some of its portfolio securities under disadvantageous circumstances to generate the cash required for distribution.

    Shareholders will normally have to pay Federal income taxes, and any applicable state and/or local income taxes, on the dividends and distributions they receive from the Fund. Such dividends and distributions, to the extent they are derived from net investment income or net short-term capital gains, are taxable to the shareholder as ordinary dividend income regardless of whether the shareholder receives such distributions in additional shares or in cash. Any dividends declared in the last calendar quarter of any year to shareholders of record for that period which are paid in the following year prior to February 1 will be deemed received by the shareholder in the prior year. Since the Fund's income is expected to be derived primarily from interest rather than dividends, only a small portion, if any, of such dividends and distributions is expected to be eligible for the Federal dividends received deduction available to corporations.


    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. Capital gains distributions are not eligible for the dividends received deduction. Capital gains may be generated by transactions in options and futures contracts engaged in by the Fund. The Taxpayer Relief Act reduces the maximum tax on long-term capital gains from 28% to 20%. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than 5 years and that are acquired after December 31, 2000 is 18%.


    The Fund may at times make payments from sources other than income or net capital gains. Payments from such sources will, in effect, represent a return of a portion of each shareholder's investment. All, or a portion, of such payments will not be taxable to shareholders.

    After the end of the calendar year, shareholders will receive a statement of their dividends and capital gains distributions for tax purposes, including information as to the portion taxable as ordinary income and the portion taxable as capital gains.

    To avoid being subject to a 31% Federal backup withholding tax on taxable dividends, capital gains distributions and the proceeds of redemptions and repurchases, shareholders' taxpayer identification numbers must be furnished and certified as to their accuracy.


    Shareholders should consult their tax advisors regarding specific questions as to state or local taxes and as to the applicability of the foregoing to their current federal tax situation.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    From time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares. Both the yield and the total return of the Fund are based on historical earnings and are not intended to indicate future performance. The yield of each Class of the Fund will be computed by dividing the Class's net investment income over a 30-day period by an average value (using the average number of shares entitled to receive dividends and the maximum offering price per share at the end of the period), all in accordance with applicable regulatory requirements. Such amount will be compounded for six months and then annualized for a twelve-month period to derive the Fund's yield for each Class.

    The "average annual total return" of the Fund refers to a figure reflecting the average annualized percentage increase (or decrease) in the value of an initial investment in a Class of the Fund of $1,000 over periods of one, five and ten years. Average annual total return reflects all income earned by the Fund, any appreciation or depreciation of the Fund's assets, all expenses incurred by the applicable Class and all sales charges incurred by shareholders, for the stated periods. It also assumes reinvestment of all dividends and distributions paid by the Fund.

    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations may or may not reflect the deduction of any sales charge which, if reflected, would reduce the performance quoted. The Fund may advertise the growth of hypothetical investments of $10,000, $50,000 or $100,000 in each Class of shares of the Fund
 . The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations, such as mutual fund performance rankings of Lipper Analytical Services, Inc.

    Prior to July 28, 1997, the Fund offered only one Class of shares. Because the distribution arrangement for Class A most closely resembles the distribution arrangement applicable prior to the implementation of multiple classes, historical performance information may be restated to reflect the current maximum sales charge applicable to Class A as well as the imposition of an ongoing 12b-1 fee. In addition, because all shares of the Fund held prior to July 28, 1997 have been designated Class D shares, the Fund's historical performance may also be restated to reflect the absence of any sales charge in the case of Class D shares.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

    VOTING RIGHTS. All shares of the Fund are of common stock of $0.01 par value and are equal as to earnings, assets and voting privileges except that each Class will have exclusive voting privileges with respect to matters relating to distribution expenses borne solely by such Class or any other matter in which the interests of one Class differ from the interests of any other Class. In addition, Class B shareholders will have the right to vote on any proposed material increase in Class A's expenses, if such proposal is submitted separately to Class A shareholders. Also, as discussed herein, Class A, Class B and Class C bear the expenses related to the distribution of their respective shares.

    Under ordinary circumstances, the Fund is not required, nor does it intend, to hold Annual Meetings of Stockholders. The Directors may call Special Meetings of Stockholders for action by stockholder vote as may be required by the Act or the Fund's By-Laws.

    CODE OF ETHICS. Directors, officers and employees of MSDW Advisors, MSDW Services and MSDW Distributors are subject to a strict Code of Ethics adopted by those companies. The Code of Ethics is intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from a person's employment activities and that actual and potential conflicts of interest are avoided. To achieve these goals and comply with regulatory requirements, the Code of Ethics requires, among other things, that personal securities transactions by employees of the companies be subject to an advance clearance process to monitor that no Morgan Stanley Dean Witter Fund is engaged at the same time in a purchase or sale of the same security. The Code of Ethics bans the purchase of securities in an initial public offering, and also prohibits engaging in futures and options transactions and profiting on short-term trading (that is, a purchase within 60 days of a sale or a sale within 60 days of a purchase) of a security. In addition, investment personnel may not purchase or sell a security for their personal account within 30 days before or after any transaction in any Morgan Stanley Dean Witter Fund managed by them. Any violations of the Code of Ethics are subject to sanctions, including reprimand, demotion or suspension or termination of employment. The Code of Ethics comports with regulatory requirements and the recommendations in the 1994 report by the Investment Company Institute Advisory Group on Personal Investing.

    MASTER/FEEDER CONVERSION. The Fund reserves the right to seek to achieve its investment objectives by investing all of its investable assets in a diversified, open-end management investment company having the same investment objectives and policies and substantially the same investment restrictions as those applicable to the Fund.

    SHAREHOLDER INQUIRIES. All inquiries regarding the Fund should be directed to the Fund at the telephone numbers or address set forth on the front cover of this Prospectus.

APPENDIX
--------------------------------------------------------------------------------

RATINGS OF INVESTMENTS
MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

                                  BOND RATINGS

Aaa        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
           While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa         Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in
           Aaa securities.
A          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa        Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
           Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba         Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa        Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca         Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C          Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    CONDITIONAL RATING: Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

    RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                            COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2, Prime-3.

    Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term promissory obligations; and Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated Not Prime do not fall within any of the Prime rating categories.

STANDARD & POOR'S CORPORATION ("STANDARD & POOR'S")

                                  BOND RATINGS

    A Standard & Poor's bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

    The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

AAA        Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.
AA         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.
A          Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB        Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
           Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB         Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.
B          Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.
CCC        Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC         The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
C          The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.
CI         The rating CI is reserved for income bonds on which no interest is being paid.
NR         Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.
           Bonds rated BB, B, CCC, CC and C are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
           Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.
           In the case of municipal bonds, the foregoing ratings are sometimes followed by a "p"
           which indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion.

                            COMMERCIAL PAPER RATINGS

    Standard and Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The categories are as follows:

    Issues assigned A ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1        indicates that the degree of safety regarding timely payment is very strong.
A-2        indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".
A-3        indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Morgan Stanley Dean Witter
High Yield Securities Inc.
Two World Trade Center
New York, New York 10048

BOARD OF DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Barry Fink
Vice President, Secretary and General Counsel
Peter M. Avelar
Vice President
Thomas F. Caloia
Treasurer

CUSTODIAN

The Bank of New York
90 Washington Street
New York, New York 10286

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center
Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER


Morgan Stanley Dean Witter Advisors Inc.


MORGAN STANLEY
DEAN WITTER
HIGH YIELD
SECURITIES


                               [PHOTO]
                                                  PROSPECTUS -- OCTOBER 29, 1998

STATEMENT OF ADDITIONAL INFORMATION

                                                     MORGAN STANLEY
OCTOBER 29, 1998

                                                     DEAN WITTER
                                                     HIGH YIELD
                                                     SECURITIES INC.

----------------------------------------------------------------------


    Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund") is an open-end diversified management investment company whose investment objective is to earn a high level of current income. As a secondary objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund seeks high current income by investing principally in fixed-income securities which are rated in the lower categories by established rating services (Baa or lower by Moody's Investors Service, Inc. or BBB or lower by Standard & Poor's Corporation) or are non-rated securities of comparable quality. Such securities are commonly known as junk bonds. (See "Investment Practices and Policies".)



    A Prospectus for the Fund, dated October 29, 1998, which provides the basic information you should know before investing in the Fund, may be obtained without charge by request of the Fund at its address or telephone numbers listed below or from the Fund's Distributor, Morgan Stanley Dean Witter Distributors Inc., or from Dean Witter Reynolds Inc. at any of its branch offices. This Statement of Additional Information is not a Prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide additional information regarding the activities and operations of the Fund, and should be read in conjunction with the Prospectus.



Morgan Stanley Dean Witter High Yield Securities Inc.
Two World Trade Center
New York, New York 10048
(212) 392-2550 or
(800) 869-NEWS (toll-free)

TABLE OF CONTENTS
--------------------------------------------------------------------------------


The Fund and its Management.......................          3
Directors and Officers............................          7
Investment Practices and Policies.................         13
Investment Restrictions...........................         19
Portfolio Transactions and Brokerage..............         20
The Distributor...................................         21
Determination of Net Asset Value..................         25
Purchase of Fund Shares...........................         25
Shareholder Services..............................         28
Redemptions and Repurchases.......................         33
Dividends, Distributions and Taxes................         34
Performance Information...........................         35
Description of Common Stock.......................         37
Custodian and Transfer Agent......................         37
Independent Accountants...........................         37
Reports to Shareholders...........................         37
Legal Counsel.....................................         37
Experts...........................................         38
Registration Statement............................         38
Financial Statements -- August 31, 1998...........         39
Report of Independent Accountants.................         58

THE FUND AND ITS MANAGEMENT
--------------------------------------------------------------------------------

THE FUND


    The Fund was incorporated under Maryland law on June 14, 1979, under the name InterCapital High Yield Securities Inc. and changed its name to Dean Witter High Yield Securities Inc. on March 21, 1983. On June 22, 1998, the Directors of the Fund adopted an Amendment to the Fund's Articles of Incorporation changing the name of the Fund to Morgan Stanley Dean Witter High Yield Securities Inc.


THE INVESTMENT MANAGER


    Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager" or "MSDW Advisors"), a Delaware corporation, whose address is Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation. The daily management of the Fund and research relating to the Fund's portfolio are conducted by or under the direction of officers of the Fund and of the Investment Manager, subject to review by the Fund's Board of Directors. Information as to these Directors and officers is contained under the caption "Directors and Officers."



    MSDW Advisors is the investment manager or investment advisor of the following investment companies, which are collectively referred to as the "Morgan Stanley Dean Witter Funds":



OPEN-END FUNDS

        1  Active Assets California Tax-Free Trust
        2  Active Assets Government Securities Trust
        3  Active Assets Money Trust
        4  Active Assets Tax-Free Trust
        5  Morgan Stanley Dean Witter American Value Fund
        6  Morgan Stanley Dean Witter Balanced Growth Fund
        7  Morgan Stanley Dean Witter Balanced Income Fund
        8  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
        9  Morgan Stanley Dean Witter California Tax-Free Income Fund
       10  Morgan Stanley Dean Witter Capital Appreciation Fund
       11  Morgan Stanley Dean Witter Capital Growth Securities
       12  Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS" Portfolio
       13  Morgan Stanley Dean Witter Convertible Securities Trust
       14  Morgan Stanley Dean Witter Developing Growth Securities Trust
       15  Morgan Stanley Dean Witter Diversified Income Trust
       16  Morgan Stanley Dean Witter Dividend Growth Securities Inc.
       17  Morgan Stanley Dean Witter Equity Fund
       18  Morgan Stanley Dean Witter European Growth Fund Inc.
       19  Morgan Stanley Dean Witter Federal Securities Trust
       20  Morgan Stanley Dean Witter Financial Services Trust
       21  Morgan Stanley Dean Witter Fund of Funds
       22  Morgan Stanley Dean Witter Global Dividend Growth Securities
       23  Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
       24  Morgan Stanley Dean Witter Global Utilities Fund
       25  Morgan Stanley Dean Witter Growth Fund
       26  Morgan Stanley Dean Witter Hawaii Municipal Trust
       27  Morgan Stanley Dean Witter Health Sciences Trust
       28  Morgan Stanley Dean Witter High Yield Securities Inc.
       29  Morgan Stanley Dean Witter Income Builder Fund
       30  Morgan Stanley Dean Witter Information Fund
       31  Morgan Stanley Dean Witter Intermediate Income Securities
       32  Morgan Stanley Dean Witter International SmallCap Fund

       33  Morgan Stanley Dean Witter Japan Fund
       34  Morgan Stanley Dean Witter Limited Term Municipal Trust
       35  Morgan Stanley Dean Witter Liquid Asset Fund Inc.
       36  Morgan Stanley Dean Witter Market Leader Trust
       37  Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
       38  Morgan Stanley Dean Witter Mid-Cap Growth Fund
       39  Morgan Stanley Dean Witter Multi-State Municipal Series Trust
       40  Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
       41  Morgan Stanley Dean Witter New York Municipal Money Market Trust
       42  Morgan Stanley Dean Witter New York Tax-Free Income Fund
       43  Morgan Stanley Dean Witter Pacific Growth Fund Inc.
       44  Morgan Stanley Dean Witter Precious Metals and Minerals Trust
       45  Morgan Stanley Dean Witter Select Dimensions Investment Series
       46  Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
       47  Morgan Stanley Dean Witter Short-Term Bond Fund
       48  Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
       49  Morgan Stanley Dean Witter Special Value Fund
       50  Morgan Stanley Dean Witter S&P 500 Index Fund
       51  Morgan Stanley Dean Witter S&P 500 Select Fund
       52  Morgan Stanley Dean Witter Strategist Fund
       53  Morgan Stanley Dean Witter Tax-Exempt Securities Trust
       54  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
       55  Morgan Stanley Dean Witter U.S. Government Money Market Trust
       56  Morgan Stanley Dean Witter U.S. Government Securities Trust
       57  Morgan Stanley Dean Witter Utilities Fund
       58  Morgan Stanley Dean Witter Value-Added Market Series
       59  Morgan Stanley Dean Witter Value Fund
       60  Morgan Stanley Dean Witter Variable Investment Series
       61  Morgan Stanley Dean Witter World Wide Income Trust

CLOSED-END FUNDS

        1  InterCapital California Insured Municipal Income Trust
        2  InterCapital California Quality Municipal Securities
        3  Dean Witter Government Income Trust
        4  High Income Advantage Trust
        5  High Income Advantage Trust II
        6  High Income Advantage Trust III
        7  InterCapital Income Securities Inc.
        8  InterCapital Insured California Municipal Securities
        9  InterCapital Insured Municipal Bond Trust
       10  InterCapital Insured Municipal Income Trust
       11  InterCapital Insured Municipal Securities
       12  InterCapital Insured Municipal Trust
       13  Municipal Income Opportunities Trust
       14  Municipal Income Opportunities Trust II
       15  Municipal Income Opportunities Trust III
       16  Municipal Income Trust
       17  Municipal Income Trust II
       18  Municipal Income Trust III
       19  Municipal Premium Income Trust
       20  InterCapital New York Quality Municipal Securities
       21  Morgan Stanley Dean Witter Prime Income Trust
       22  InterCapital Quality Municipal Income Trust

       23  InterCapital Quality Municipal Investment Trust
       24  InterCapital Quality Municipal Securities



    In addition, Morgan Stanley Dean Witter Services Company Inc. ("MSDW Services"), a wholly-owned subsidiary of MSDW Advisors, serves as manager for the following investment companies for which TCW Funds Management, Inc. is the investment advisor (the "TCW/DW Funds"):


OPEN-END FUNDS

        1  TCW/DW Emerging Markets Opportunities Trust
        2  TCW/DW Global Telecom Trust
        3  TCW/DW Income and Growth Fund
        4  TCW/DW Latin American Growth Fund
        5  TCW/DW Mid-Cap Equity Trust
        6  TCW/DW North American Government Income Trust
        7  TCW/DW Small Cap Growth Fund
        8  TCW/DW Total Return Trust


CLOSED-END FUNDS

        1  TCW/DW Term Trust 2000
        2  TCW/DW Term Trust 2002
        3  TCW/DW Term Trust 2003



    MSDW Advisors also serves as: (i) administrator of The BlackRock Strategic Term Trust Inc., a closed-end investment company; (ii) sub-administrator of Templeton Global Governments Income Trust, a closed-end investment company; and
(iii) investment advisor of Offshore Dividend Growth Fund and Offshore Money Market Fund, mutual funds established under the laws of the Cayman Islands and available only to investors who are participants in the International Active Assets Account program and are neither citizens nor residents of the United States.


    Pursuant to an Investment Management Agreement (the "Agreement") with the Investment Manager, the Fund has retained the Investment Manager to manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objectives and policies.


    Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, such office space, facilities, equipment, clerical help and bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, statements of additional information, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent accountants and attorneys is, in the opinion of the Investment Manager, necessary or desirable). In addition, the Investment Manager pays the salaries of all personnel, including officers of the Fund, who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Fund. The Investment Manager has retained MSDW Services to provide its administrative services under the Agreement.



    Expenses not expressly assumed by the Investment Manager under the Agreement or by the Distributor of the Fund's shares, Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors" or the "Distributor") (see "The Distributor"), will be paid by the Fund. These expenses will be allocated among the four classes of shares of the Fund (each, a "Class") pro rata based on the assets of the Fund attributable to each Class, except as described below. Such expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1 (the "12b-1 fee") (see "The Distributor");

charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing of stock certificates; registration costs of the Fund and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses of the Fund and supplements thereto to the Fund's shareholders; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of directors or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, distribution, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to directors who are not interested persons of the Fund or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager) and independent accountants; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation. The 12b-1 fees relating to a particular Class will be allocated directly to that Class. In addition, other expenses associated with a particular Class (except advisory or custodial fees) may be allocated directly to that Class, provided that such expenses are reasonably identified as specifically attributable to that Class and the direct allocation to that Class is approved by the Directors.


    As full compensation for the services and facilities furnished to the Fund and expenses of the Fund assumed by the Investment Manager, the Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% of the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% of the portion of daily net assets exceeding $3 billion. Total compensation accrued to the Investment Manager for the Fund's fiscal years ended August 31, 1996, 1997 and 1998 amounted to $2,271,578, $2,356,223 and
$7,756,546, respectively. The investment management fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class.


    The Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors. The Agreement in no way restricts the Investment Manager from acting as investment manager or adviser to others.

    The Agreement was initially approved by the Directors on February 21, 1997 and by the shareholders of the Fund at a Special Meeting of Shareholders held on May 21, 1997. The Agreement is substantially identical to a prior investment management agreement which was initially approved by the Board of Directors on October 30, 1992 and by the shareholders of the Fund at a Special Meeting of Shareholders held on January 12, 1993. The Agreement took effect on May 31, 1997 upon the consummation of the merger of Dean Witter, Discover & Co. with Morgan Stanley Group Inc. The Agreement may be terminated at any time, without penalty, on thirty days' notice, by the Board of Directors of the Fund, by the holders of a majority, as defined in the Investment Company Act of 1940, as amended (the "Act"), of the outstanding shares of the Fund, or by the Investment Manager. The Agreement will automatically terminate in the event of its assignment (as defined in the Act).

    Under its terms, the Agreement has an initial term ending April 30, 1999, and will remain in effect from year to year thereafter, provided continuation of the Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Act, of the outstanding shares of the Fund, or by the Board of Directors of the Fund; provided that in either event such continuance is approved annually by the vote of a majority of the Directors of the Fund who are not parties to the Agreement or "interested persons" (as defined in the Act) of any such party (the "Independent Directors"), which vote must be cast in person at a meeting called for the purpose of voting on such approval.


    The Fund has acknowledged that the name "Morgan Stanley Dean Witter" is a property right of MSDW. The Fund has agreed that MSDW, or any corporate affiliate of MSDW, may use or, at any time, permit others to use, the name "Morgan Stanley Dean Witter." The Fund has also agreed that in the event the Agreement is terminated, or if the affiliation between MSDW Advisors and its parent company is terminated, the Fund will eliminate the name "Morgan Stanley Dean Witter" from its name if MSDW, or any corporate affiliate of MSDW, shall so request.



    The following were known to own 5% or more of the outstanding shares of Class A of the Fund on October 12, 1998: Harriet Pillsbury Foundation, c/o JS Pillsbury, 10702 Manchester Suite 10, Saint Louis, MO 63122-1321--5.965%; Ed & H Pillsbury Foundation, c/o JS Pillsbury, 10702 Manchester Suite 10, Saint Louis, MO 63122-1321--5.965%; First Professional Bank N.A., FBO Molina Sibling Trust DTD 4-28-9 Attn: Loan Administration, 606 Broadway, Santa Monica, CA 90401. The following was known to own 5% or more of the outstanding Class D shares of the Fund on October 12, 1998: Pace & Co. A/C DWR#8523542, FBO DWR Employee Ret. Invest., c/o Mellon Bank N.A., Mutual Funds Operations, P.O. Box 3198, Pittsburgh, PA 15230-3198, as trustee of the Morgan Stanley Dean Witter START Plan and the SPS Transaction Services, Inc. START Plan, employee benefit plans established by certain subsidiaries of MSDW for their employees as qualified under Sections 401(a) and 401(k) of the Internal Revenue Code--6.414%.


DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------


    The Directors and Executive Officers of the Fund, their principal business occupations during the last five years and their affiliations, if any, with MSDW Advisors, and with the 85 Dean Witter Funds and the 11 TCW/DW Funds are shown below.



       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------  ---------------------------------------------------------------------
Michael Bozic (57)                           Chairman and Chief Executive Officer of Levitz Furniture Corporation
Director                                     (since November, 1995); Director or Trustee of the Morgan Stanley
c/o Levitz Furniture Corporation             Dean Witter Funds; formerly President and Chief Executive Officer of
7887 N. Federal Highway                      Hills Department Stores (May, 1991-July, 1995); formerly variously
Boca Raton, Florida                          Chairman, Chief Executive Officer, President and Chief Operating
                                             Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck
                                             and Co.; Director of Eaglemark Financial Services, Inc. and Weirton
                                             Steel Corporation.
Charles A. Fiumefreddo* (65)                 Chairman, Director or Trustee, President and Chief Executive Officer
Chairman of the Board,                       of the Morgan Stanley Dean Witter Funds; Chairman, Chief Executive
President and Chief Executive                Officer and Trustee of the TCW/DW Funds; formerly Chairman, Chief
Officer and Director                         Executive Officer and Director of MSDW Advisors, MSDW Distributors
Two World Trade Center                       and MSDW Services, Executive Vice President and Director of Dean
New York, New York                           Witter Reynolds Inc. ("DWR"), Chairman and Director of Morgan Stanley
                                             Dean Witter Trust FSB ("MSDW Trust"), and Director and/or officer of various MSDW subsidiaries (until June, 1998).

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------  ---------------------------------------------------------------------
Edwin J. Garn (65)                           Director or Trustee of the Morgan Stanley Dean Witter Funds; formerly
Director                                     United States Senator (R-Utah) (1974-1992) and Chairman, Senate
c/o Huntsman Corporation                     Banking Committee (1980-1986); formerly Mayor of Salt Lake City, Utah
500 Huntsman Way                             (1972-1974); formerly Astronaut, Space Shuttle Discovery (April
Salt Lake City, Utah                         12-19, 1985); Vice Chairman, Huntsman Corporation (since January
                                             1993); Director of Franklin Covey (time management systems), John
                                             Alden Financial Corp. (health insurance); United Space Alliance
                                             (joint venture between Lockheed Martin and Boeing Company) and Nuskin
                                             Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.
John R. Haire (73)                           Chairman of the Audit Committee and Director or Trustee of the Morgan
Director                                     Stanley Dean Witter Funds; Chairman of the Audit Committee and
Two World Trade Center                       Trustee of the TCW/DW Funds; formerly Chairman of the Independent
New York, New York                           Directors or Trustees of the Morgan Stanley Dean Witter Funds and the
                                             TCW/DW Funds (until June, 1998); formerly President, Council for Aid to Education (since 1978-1989) and Chairman and Chief Executive
                                             Officer of Anchor Corporation, an Investment Adviser (1964-1978).
Wayne E. Hedien (64)                         Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Director                                     Director of The PMI Group, Inc. (private mortgage insurance); Trustee
c/o Gordon Altman Butowsky                   and Vice Chairman of The Field Museum of Natural History; formerly
 Weitzen Shalov & Wein                       associated with the Allstate Companies (1966-1994), most recently as
Counsel to the Independent Trustees          Chairman of The Allstate Corporation (March, 1993-December, 1994) and
114 West 47th Street                         Chairman and Chief Executive Officer of its wholly-owned subsidiary,
New York, New York                           Allstate Insurance Company (July, 1989-December, 1994); director of various other business and charitable organizations.
Manuel H. Johnson (49)                       Senior Partner, Johnson Smick International, Inc., a consulting firm;
Director                                     Co-Chairman and a founder of the Group of Seven Council (G7C), an
c/o Johnson Smick International, Inc.        international economic commission; Director or Trustee of the Morgan
1133 Connecticut Avenue, N.W.                Stanley Dean Witter Funds; Trustee of the TCW/DW Funds; Director of
Washington, D.C.                             Greenwich Capital Markets, Inc. (broker-dealer); Director of NASDAQ
                                             (since June, 1995) and NVR, Inc. (home construction); Trustee of the
                                             Financial Accounting Foundation (oversight organization for the
                                             Financial Accounting Standards Board); formerly Vice Chairman of the
                                             Board of Governors of the Federal Reserve System (1986-1990) and
                                             Assistant Secretary of the U.S. Treasury.
Michael E. Nugent (62)                       General Partner, Triumph Capital, L.P., a private investment
Director                                     partnership; Director or Trustee of the Morgan Stanley Dean Witter
c/o Triumph Capital, L.P.                    Funds; Trustee of the TCW/DW Funds; formerly Vice President, Bankers
237 Park Avenue                              Trust Company and BT Capital Corporation (1984-1988); Director of
New York, New York                           various business organizations.
Philip J. Purcell* (55)                      Chairman of the Board of Directors and Chief Executive Officer of
Director                                     MSDW, DWR and Novus Credit Services Inc.; Director of MSDW
1585 Broadway                                Distributors; Director or Trustee of the Morgan Stanley Dean Witter
New York, New York                           Funds; Director and/or officer of various MSDW subsidiaries.

       NAME, AGE, POSITION WITH FUND
                AND ADDRESS                              PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
-------------------------------------------  ---------------------------------------------------------------------
John L. Schroeder (68)                       Retired; Director or Trustee of the Morgan Stanley Dean Witter Funds;
Director                                     Trustee of the TCW/DW Funds; Director of Citizens Utilities Company;
c/o Gordon Altman Butowsky                   formerly Executive Vice President and Chief Investment Officer of the
 Weitzen Shalov & Wein                       Home Insurance Company (August, 1991-September, 1995).
Counsel to the Independent Trustees
114 West 47th Street
New York, New York
Barry Fink (43)                              Senior Vice President (since March, 1997) and Secretary and General
Vice President, Secretary                    Counsel (since February, 1997) and Director (since July, 1998) of
 and General Counsel                         MSDW Advisors and MSDW Services; Senior Vice President (since March,
Two World Trade Center                       1997) and Assistant Secretary and Assistant General Counsel (since
New York, New York                           February, 1997) of MSDW Distributors; Assistant Secretary of DWR
                                             (since August, 1996); Vice President, Secretary and General Counsel
                                             of the Morgan Stanley Dean Witter Funds and the TCW/DW Funds (since
                                             February, 1997); previously First Vice President (June,
                                             1993-February, 1997), Vice President (until June, 1993) and Assistant
                                             Secretary and Assistant General Counsel of MSDW Advisors and MSDW
                                             Services and Assistant Secretary of the Morgan Stanley Dean Witter
                                             Funds and the TCW/DW Funds.
Peter M. Avelar (40)                         Senior Vice President of MSDW Advisors; Vice President of various
Vice President                               Morgan Stanley Dean Witter Funds.
Two World Trade Center
New York, New York
Thomas F. Caloia (51)                        First Vice President and Assistant Treasurer of MSDW Advisors and
Treasurer                                    MSDW Services; Treasurer of the Morgan Stanley Dean Witter Funds and
Two World Trade Center                       the TCW/DW Funds.
New York, New York


------------------------
 *Denotes Directors who are "interested persons" of the Fund, as defined in the Act.


    In addition, Mitchell M. Merin, President, Chief Executive Officer and Director of MSDW Advisors and MSDW Services, Chairman and Director of MSDW Distributors and MSDW Trust, Executive Vice President and Director of DWR, and Director of various other MSDW subsidiaries, Robert M. Scanlan, President, Chief Operating Officer and Director of MSDW Advisors and MSDW Services, Executive Vice President of MSDW Distributors and MSDW Trust and Director of MSDW Trust, Ronald E. Robinson, Executive Vice President and Chief Administrative Officer of MSDW Advisors and MSDW Services, Robert S. Giambrone, Senior Vice President of MSDW Advisors, MSDW Services, MSDW Distributors and MSDW Trust and Director of MSDW Trust, and Joseph J. McAlinden, Executive Vice President and Chief Investment Officer of MSDW Advisors and Director of MSDW Trust, and Jonathan R. Page and James F. Willison, Senior Vice Presidents of MSDW Advisors, are also Vice Presidents of the Fund and Marilyn K. Cranney and Carsten Otto, First Vice Presidents and Assistant General Counsels of MSDW Advisors and MSDW Services and Frank Bruttomesso, Lou Anne D. McInnis, and Ruth Rossi, Vice Presidents and Assistant General Counsels of InterCapital and DWSC, and Todd Lebo, a staff attorney with MSDW Advisors, are also Assistant Secretaries of the Fund.


THE BOARD OF DIRECTORS, THE INDEPENDENT DIRECTORS, AND THE COMMITTEES


    The Board of Directors currently consists of nine (9) Directors. These same individuals also serve as directors or trustees for all of the Dean Witter Funds, and are referred to in this section as Directors. As of the date of this Statement of Additional Information, there are a total of 85 Dean Witter Funds, comprised of 121 portfolios. As of September 30, 1998, the Dean Witter Funds had total net assets of approximately $105.3 billion and more than six million shareholders.

    Seven Directors (77% of the total number) have no affiliation or business connection with MSDW Advisors or any of its affiliated persons and do not own any stock or other securities issued by MSDW Advisors parent company, MSDW. These are the "disinterested" or "independent" Directors. Four of the seven independent Directors are also Independent Trustees of the TCW/DW Funds.



    Law and regulation establish both general guidelines and specific duties for the Independent Directors. The Morgan Stanley Dean Witter Funds seek as Independent Directors or Trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' Boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. Indeed, by serving on the Funds' Boards, certain Directors or Trustees who would otherwise be qualified and in demand to serve on bank boards would be prohibited by law from doing so.



    All of the Independent Directors serve as members of the Audit Committee. Three of them also serve as members of the Derivatives Committee. In addition, three of the Directors, including two Independent Directors, serve as members of the Insurance Committee. During the calendar year ended December 31, 1997, the Audit Committee, the Derivatives Committee and the Independent Trustees held a combined total of seventeen meetings.



    The Independent Directors is charged with recommending to the full Board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing Fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among Funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The Independent Directors are required to select and nominate individuals to fill any Independent Director vacancy on the Board of any Fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Dean Witter Funds have such a plan.



    The Audit Committee is charged with recommending to the full Board the engagement or discharge of the Fund's independent accountants; directing investigations into matters within the scope of the independent accountants' duties, including the power to retain outside specialists; reviewing with the independent accountants the audit plan and results of the auditing engagement; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and reviewing the adequacy of the Fund's system of internal controls.



    The Board of each Fund has formed a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund. Finally, the Board of each Fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS FOR ALL MORGAN STANLEY DEAN WITTER FUNDS



    The Independent Directors and the Funds' management believe that having the same Independent Directors for each of the Morgan Stanley Dean Witter Funds avoids the duplication of effort that would arise from having different groups of individuals serving as Independent Directors for each of the Funds or even of sub-groups of Funds. They believe that having the same individuals serve as Independent Directors of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of Independent Directors arriving at conflicting decisions regarding operations and management of the Funds and avoids the cost and confusion that would likely ensue. Finally, having the same Independent Directors serve on all Fund Boards enhances the ability of each Fund to obtain, at modest cost to each separate Fund, the services of Independent Directors, and a Chairman of their Committees, of the caliber, experience and business acumen of the individuals who serve as Independent Directors of the Morgan Stanley Dean Witter Funds.


COMPENSATION OF INDEPENDENT DIRECTORS


    The Fund pays each Independent Director an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Directors, the Independent Directors or Committees of the Board of Directors attended by the Director (the Fund pays the Chairman of the Audit Committee an annual fee of $750). If a Board meeting and a meeting of the Independent Directors and/or more than one Committee meeting, take place on a single day, the Directors are paid a single meeting fee by the Fund. The Fund also reimburses such Directors for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Fund who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Fund for their services as Director. Mr. Haire currently serves as Chairman of the Audit Committee. Prior to June 1, 1998, Mr. Haire also served as Chairman of the Independent Directors, for which services the Fund paid him an additional annual fee of $1,200.



    The following table illustrates the compensation paid to the Fund's Independent Directors by the Fund for the fiscal year ended August 31, 1998.


                               FUND COMPENSATION


                                                                    AGGREGATE
                                                                  COMPENSATION
NAME OF INDEPENDENT DIRECTOR                                      FROM THE FUND
--------------------------------------------------------------  -----------------
Michael Bozic.................................................      $   1,650
Edwin J. Garn.................................................          1,700
John R. Haire.................................................          3,250
Wayne E. Hedien...............................................          1,732
Dr. Manuel H. Johnson.........................................          1,650
Michael E. Nugent.............................................          1,700
John L. Schroeder.............................................          1,700



    The following table illustrates the compensation paid to the Fund's Independent Directors for the calendar year ended December 31, 1996 for services to the 84 Morgan Stanley Dean Witter Funds and, in the case of Messrs. Haire, Johnson, Nugent and Schroeder, the 14 TCW/DW Funds that were in operation at December 31, 1997. Mr. Haire serves as Chairman of the Audit Committee of each Morgan Stanley Dean Witter Fund and each TCW/DW Fund and, prior to June 1, 1998, also served as Chairman of the Independent Directors or Trustees of those Funds. With respect to Messrs. Haire, Johnson, Nugent and Schroeder, the TCW/DW Funds are included solely because of a limited exchange privilege between those Funds and five Morgan Stanley Dean Witter Money Market Funds. Mr. Hedien's term as Director or Trustee of each Morgan Stanley Dean Witter Fund commenced on September 1, 1997.



    CASH COMPENSATION FROM MORGAN STANLEY DEAN WITTER FUNDS AND TCW/DW FUNDS



                                                                   FOR SERVICE AS                    TOTAL CASH
                                                                    CHAIRMAN OF      FOR SERVICE    COMPENSATION
                               FOR SERVICE                          INDEPENDENT          AS              FOR
                              AS DIRECTOR OR                       DIRECTORS/TRUSTEES  CHAIRMAN OF   SERVICES TO
                               TRUSTEE AND                           AND AUDIT       INDEPENDENT         84
                                COMMITTEE        FOR SERVICE AS    COMMITTEES OF      TRUSTEES         MORGAN
                               MEMBER OF 84       TRUSTEE AND            84           AND AUDIT        STANLEY
                              MORGAN STANLEY       COMMITTEE       MORGAN STANLEY   COMMITTEES OF    DEAN WITTER
NAME OF                        DEAN WITTER        MEMBER OF 14      DEAN WITTER          14         FUNDS AND 14
INDEPENDENT DIRECTOR              FUNDS           TCW/DW FUNDS         FUNDS        TCW/DW FUNDS    TCW/DW FUNDS
---------------------------  ----------------   ----------------   --------------   -------------   -------------
Michael Bozic..............      $133,602           --                 --               --            $133,602
Edwin J. Garn..............       149,702           --                 --               --             149,702
John R. Haire..............       149,702           $73,725           $157,463        $ 25,350         406,240
Wayne E. Hedien............        39,010           --                 --               --              39,010
Dr. Manuel H. Johnson......       145,702            71,125            --               --             216,827
Michael E. Nugent..........       149,702            73,725            --               --             223,427
John L. Schroeder..........       149,702            73,725            --               --             223,427

    As of the date of this Statement of Additional Information, 57 of the Morgan Stanley Dean Witter Funds, including the Fund, have adopted a retirement program under which an Independent Trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an Independent Director or Trustee of any Morgan Stanley Dean Witter Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such Trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service. Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 29.41% of his or her Eligible Compensation plus 0.4901667% of such Eligible Compensation for each full month of service as an Independent Director or Trustee of any Adopting Fund in excess of five years up to a maximum of 58.82% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are not secured or funded by the Adopting Funds.



    The following table illustrates the retirement benefits accrued to the Fund's Independent Trustees by the Fund for the fiscal year ended August 31, 1998 and by the 57 Morgan Stanley Dean Witter Funds (including the Fund) for the year ended December 31, 1997, and the estimated retirement benefits for the Fund's Independent Trustees, to commence upon their retirement, from the Fund as of August 31, 1998 and from the 57 Morgan Stanley Dean Witter Funds as of December 31, 1997.



   RETIREMENT BENEFITS FROM THE FUND AND ALL MORGAN STANLEY DEAN WITTER FUNDS



                                            FOR ALL ADOPTING FUNDS         RETIREMENT BENEFITS       ESTIMATED ANNUAL
                                     ------------------------------------  ACCRUED AS EXPENSES           BENEFITS
                                          ESTIMATED                                                 UPON RETIREMENT(2)
                                       CREDITED YEARS        ESTIMATED     --------------------   ----------------------
                                        OF SERVICE AT      PERCENTAGE OF              BY ALL        FROM      FROM ALL
                                         RETIREMENT          ELIGIBLE       BY THE   ADOPTING        THE      ADOPTING
NAME OF INDEPENDENT TRUSTEE             (MAXIMUM 10)       COMPENSATION      FUND      FUNDS        FUND        FUNDS
-----------------------------------  -------------------  ---------------  --------------------   ---------  -----------
Michael Bozic......................              10             58.82%     $     403 $    20,499  $   1,029  $    55,026
Edwin J. Garn......................              10             58.82            604      30,878      1,029       55,026
John R. Haire......................              10             58.82           (157   )     (19,823)(3)     2,418     132,002
Wayne E. Hedien....................               9             50.00            524           0        875       46,772
Dr. Manuel H. Johnson..............              10             58.82            246      12,832      1,029       55,026
Michael E. Nugent..................              10             58.82            429      22,546      1,029       55,026
John L. Schroeder..................               8             49.02            804      39,350        861       46,123


------------------------

(1) An Eligible Director may elect alternate payments of his or her retirement benefits based upon the combined life expectancy of such Eligible Director and his or her spouse on the date of such Eligible Director's retirement. The amount estimated to be payable under this method, through the remainder of the later of the lives of such Eligible Director and spouse, will be the actuarial equivalent of the Regular Benefit. In addition, the Eligible Director may elect that the surviving spouse's periodic payment of benefits will be equal to either 50% or 100% of the previous periodic amount, an election that, respectively, increases or decreases the previous periodic amount so that the resulting payments will be the actuarial equivalent of the Regular Benefit.



(2) Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.



(3) This number reflects the effect of the extension of Mr. Haire's term as Director or Trustee until May 1, 1999.


    As of the date of this Statement of Additional Information, the aggregate number of shares of beneficial interest of the Fund owned by the Fund's officers and Directors as a group was less than 1 percent of the Fund's shares of beneficial interest outstanding.

INVESTMENT PRACTICES AND POLICIES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund will invest principally in fixed-income securities rated Baa or lower by Moody's Investor's Service Inc. ("Moody's"), or BBB or lower by Standard & Poor's Corporation ("Standard & Poor's"). The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint.

    Such limitations include the following: the rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions; there is frequently a lag between the time a rating is assigned and the time it is updated; and there may be varying degrees of difference in credit risk of securities in each rating category. The Investment Manager will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned below.

    While the ratings provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating the interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the Fund's shares. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Investment Manager will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the Fund's portfolio. However, in seeking to achieve the Fund's primary objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and non-rated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Fund's portfolio.

PORTFOLIO CHARACTERISTICS

    LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements and subject to Investment Restriction 8 below, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 25% of the value of its total assets.

    A loan may be terminated by the borrower on one business day's notice, or by the Fund on four business days' notice. If the borrower fails to deliver the loaned securities within four days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The creditworthiness of firms to which the Fund lends its portfolio securities will be monitored on an ongoing basis by the Investment Manager pursuant to procedures adopted and reviewed, on an ongoing basis, by the Board of Directors of the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, in whole or in part as may be appropriate, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative and custodial fees in connection with a loan of its securities. The Fund did not lend any of its portfolio securities during its fiscal year ended August 31, 1998.



    REPURCHASE AGREEMENTS. When cash may be available for only a few days, it may be invested by the Fund in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Fund. These agreements, which may be viewed as a type of secured lending by the Fund, typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral"), which is held by the Fund's Custodian, at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will accrue interest from the institution until the time when the repurchase is to occur. Although such date is deemed by the Fund to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year. While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions, whose financial condition will be continually monitored by the Investment Manager subject to procedures established by the Board of Directors of the Fund. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. The Fund's investments in repurchase agreements may at times be substantial when, in the view of the Investment Manager, liquidity or other considerations warrant. During the fiscal year ended August 31, 1998, the Fund's investments in repurchase agreements did not exceed 5% of its total net assets.


    SECURITIES OF FOREIGN ISSUERS. The Fund may invest up to 20% of its total assets in fixed-income securities issued by foreign governments and other foreign issuers and in foreign currency issues of domestic issuers, but not more than 10% of its total assets in such securities, whether issued by a foreign or domestic issuer, which are denominated in foreign currency. The Fund believes that in many instances such foreign fixed-income securities may provide higher yields than similar securities of domestic issuers. With the expiration of the Interest Equalization Tax in 1974, many of these investments currently enjoy increased liquidity, although such securities are generally less liquid than the securities of United States corporations, and are certainly less liquid than securities issued by the United States Government or its agencies.

    Foreign investments involve certain risks, including the political or economic instability of the issuer or of the country of issue, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of United States corporations or of the United States Government. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. In addition to the above-mentioned risks, securities denominated in foreign currency, whether issued by a foreign or a domestic issuer, may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and costs may be incurred in connection with conversions between various currencies. It may not be possible to hedge against the risks of currency fluctuation.

    PUBLIC UTILITIES. As stated in the Prospectus, the Fund's investments in public utilities, if any, may be subject to certain risks. Such utilities may have difficulty meeting environmental standards and obtaining satisfactory fuel supplies at reasonable costs. During an inflationary period, public utilities also face increasing fuel, construction and other costs and may have difficulty realizing an adequate return on invested capital. There is no assurance that regulatory authorities will grant sufficient rate increases to cover expenses associated with the foregoing difficulties as well as debt service requirements. In addition, with respect to utilities engaged in nuclear power generation, there is the possibility that Federal, State or municipal governmental authorities may from time to time impose additional regulations or take other governmental action which might cause delays in the licensing, construction, or operation of nuclear power plants, or suspension of operation of such plants which have been or are being financed by proceeds of the fixed income securities in the Fund's portfolio.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. As discussed in the Prospectus, from time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis, I.E., delivery and payment can take place a month or more after the date of the transactions. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time the Fund makes the commitment to purchase securities on a when-issued, delayed delivery basis or forward commitment basis with the intention of acquiring the securities, it will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Fund will also establish a segregated account with its custodian bank in which it will maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to commitments for such when-issued or delayed delivery securities; subject to this requirement, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Fund's net asset value. The Fund may sell securities on a when-issued or delayed delivery basis provided that the Fund owns the security at the time of the sale. During the fiscal year ended August 31, 1998, the Fund did not purchase any when-issued and delayed delivery securities.


    WHEN, AS AND IF ISSUED SECURITIES. The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buy-out or debt restructuring. The commitment for the purchase of any such security will not be recognized in the portfolio of the Fund until the Investment Manager determines that issuance of the security is probable. At such time, the Fund will record the transaction and, in determining its net asset value, will reflect the value of the security daily. At such time, the Fund will also establish a segregated account with its custodian bank in which it will maintain cash or U.S. Government Securities or other liquid portfolio securities equal in value to recognized commitments for such securities. Once a segregated account has been established, if the anticipated event does not occur and the securities are not issued the Fund will have lost an investment opportunity. The value of the Fund's commitments to purchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund's total assets at the time the initial commitment to purchase such securities is made (see "Investment Restrictions" in the Prospectus). Subject to the foregoing restrictions, the Fund may purchase securities on such basis without limit. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value. The Fund may also sell securities on a "when, as and if issued" basis provided that the issuance of the security will result automatically from the exchange or conversion of a security owned by the Fund at the time of the sale. During the fiscal year ended August 31, 1998, the Fund did not purchase securities on a when, as and if issued basis.


    FUTURES CONTRACTS AND OPTIONS ON FUTURES. As discussed in the Prospectus, the Fund may invest in financial futures contracts ("futures contracts") and related options thereon. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes. A futures contract sale creates an obligation by the Fund, as seller, to deliver the specific type of instrument called for in the contract at a specified future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specified future time at a specified price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was effected.

    The Fund may sell a futures contract or a call option thereon or purchase a put option on such futures contract, if the Investment Manager anticipates interest rates to rise, as a hedge against a decrease in the value of the Fund's portfolio securities. If the Investment Manager anticipates that interest rates will decline, the Fund may purchase a futures contract or a call option thereon or sell a put option on such futures contract to protect against an increase in the price of the securities the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated interest rate changes.


    The Fund may not enter into futures contracts or purchase related options thereon if immediately thereafter the amount committed to margin plus the amount paid for premiums for unexpired options on futures contracts exceeds 5% of the value of the Fund's total assets. The Fund may not purchase or sell futures contracts or related options thereon if, immediately thereafter, more than one-third of its net assets would be hedged. The Fund did not enter into any futures transactions during its fiscal year ended August 31, 1998.


    Although the terms of futures contracts specify actual delivery or receipt of securities, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the securities. Closing out of a futures contract is usually effected by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

    Unlike a futures contract, which requires the parties to buy and sell a security on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the contract is lost. Since the price of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract, as discussed below for futures contracts. The value of the option does change and is reflected in the net asset value of the Fund.

    The Fund is required to maintain margin deposits with brokerage firms through which it effects futures contracts and options thereon. The initial margin requirements vary according to the type of the underlying security. In addition, due to current industry practice, daily variations in gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments. The Fund may be required to make additional margin payments during the term of the contract.

    Currently, futures contracts can be purchased on debt securities such as U.S. Treasury Bills and Bonds, U.S. Treasury Notes with maturities between 6 1/2 and 10 years, Certificates of the Government National Mortgage Association and Bank Certificates of Deposit. The Fund may invest in interest rate futures contracts covering these types of financial instruments as well as in new types of such contracts that become available in the future.

    Financial futures contracts are traded in an auction environment on the floors of several Exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each Exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the Exchange membership which is also responsible for handling daily accounting of deposits or withdrawals of margin.

    A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may correlate imperfectly with the behavior of the cash prices of the Fund's portfolio securities. The correlation may be distorted by the fact that the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price objective and their cost of borrowed funds. This would reduce their value for hedging purposes over a short time period. Such distortions are generally minor and would diminish as the contract approached maturity.

    Another risk is that the Fund's manager could be incorrect in its expectations as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and then interest rates went down instead, causing bond prices to rise, the Fund would lose money on the sale.

    Put and call options on financial futures have similar characteristics as Exchange traded options. For a further description of options, see below and page 12 of the Prospectus.

    In addition to the risks associated in investing in options on securities, there are particular risks associated with investing in options on futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop.

    A substantial majority (i.e., approximately 75%) of all anticipatory hedge transactions (transactions in which the Fund does not own at the time of the transaction, but expects to acquire, the securities underlying the relevant futures contract) involving the purchase of futures contracts, call options or written put options thereon will be completed by the purchase of securities which are the subject of the hedge.

    The Fund may not enter into futures contracts or related options thereon if, immediately thereafter, the amount committed to margin plus the amount paid for option premiums exceeds 5% of the value of the Fund's total assets. In instances involving the purchase of futures contracts by the Fund, an amount equal to the market value of the futures contract will be deposited in a segregated account of cash and cash equivalents to collateralize the position and thereby ensure that the use of such futures contract is unleveraged. The Fund may not purchase or sell futures contracts or related options if, immediately thereafter, more than one-third of its net assets would be hedged.

    OPTIONS. As discussed in the Prospectus, the Fund may purchase or sell options on debt securities. The Fund would only buy options listed on national securities exchanges, except for agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

    A call option is a contract that gives the holder of the option the right to buy from the writer (seller) of the call option, in return for a premium, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option is a contract that gives the holder of the option the right to sell to the writer, in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. The Fund did not enter into any options transactions during its fiscal year ended August 31, 1996, and it has no intention of doing so during the forseeable future.

    The Fund will only write covered call or covered put options. The Fund may only write covered options which are listed on national securities exchanges. The Fund may not write covered options in an amount exceeding 20% of the value of its total assets. A call option is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds, on a share-for-share basis, a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid portfolio securities in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills or other liquid portfolio securities with a value equal to the exercise price in a segregated account with its custodian, or else holds, on a share-for-share basis, a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

    If the Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires. The Fund may only buy options which are listed on national securities exchanges. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's total assets.

    The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. If a put option written by the Fund is exercised, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the sale price of the underlying security plus the premium received from the sale of the option. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

    An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event, it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

    The Fund now qualifies and intends to remain qualified as a "regulated investment company" under the Internal Revenue Code (see "Dividends, Distributions and Taxes").

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

    In addition to the investment restrictions enumerated in the Prospectus, the investment restrictions listed below have been adopted by the Fund as fundamental policies, which may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as defined in the Act. Such a majority is defined as the lesser of (a) 67% of the shares present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

    The Fund may not:

         1.  Make short sales of securities;

         2. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

         3. Pledge its assets or assign or otherwise encumber them in excess of 4.5% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in Restriction 14. For the purpose of this restriction, collateral arrangements with respect to the writing of options and collateral arrangements with respect to initial margin for futures are not deemed to be pledges of assets;

         4. Engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

         5. Purchase or sell real estate or interests therein, although it may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

         6. Purchase or sell commodities except that the Fund may purchase financial futures contracts and related options;

         7. Make loans of money or securities, except (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) by investment in repurchase agreements (see "Portfolio Characteristics -- Repurchase Agreements"); or (c) by lending its portfolio securities, subject to limitations described elsewhere in this Statement of Additional Information. See "Portfolio Characteristics -- Lending of Portfolio Securities";

         8. Purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs;

         9. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

        10. Invest for the purpose of exercising control or management of another company;

        11. Invest in securities of any company if, to the knowledge of the Fund, any officer or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such company, and such officers and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such company; and

        12. Write, purchase or sell puts, calls, or combinations thereof except options on futures contracts or options on debt securities.

        13. Borrow money, except that the Fund may borrow for temporary purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed).

    As regards the above investment restrictions and those disclosed in the Prospectus, if a percentage restriction is addressed at the time of investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

    Notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objectives by investing all or substantially all of its assets in another investment company having substantially the same investment objectives and policies as the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


    Subject to the general supervision by the Board of Directors, the Investment Manager is responsible for decisions to buy and sell securities and futures contracts for the Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. The Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without charging a stated commission, although the price of the security usually includes a profit to the dealer. Options and futures transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, the Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid. The Fund paid $301,392 in brokerage commissions during the fiscal year ended August 31, 1996. During the fiscal years ended August 31, 1997 and August 31, 1998, the Fund paid $0 and $4,956 respectively, in brokerage commissions.



    The Investment Manager currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or adviser to others. It is the practice of the Investment Manager to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts. In the case of certain initial and secondary public offerings, the Investment Manager utilizes a pro rata allocation process based on the size of the Morgan Stanley Dean Witter Funds involved and the number of shares available from the public offering.


    The policy of the Fund regarding purchases and sales of securities and futures contracts for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and who are capable of providing efficient executions. If the Investment Manager believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Manager. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.

    The information and services received by the Investment Manager from brokers and dealers may be of benefit to the Investment Manager in the management of accounts of some of its other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thus reduce its expenses, it is of indeterminable value and the management fee paid to the Investment Manager is not reduced by any amount that may be attributable to the value of such services.


    Pursuant to an order of the Securities and Exchange Commission, the Fund may effect principal transactions in certain money market instruments with DWR. The Fund will limit its transactions with DWR to U.S. Government and Government Agency Securities, Bank Money Instruments (I.E., Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). Such transactions will be effected with DWR only when the price available from DWR is better than that available from other dealers. During the fiscal years ended August 31, 1996, 1997 and 1998, the Fund did not effect any principal transactions with DWR.



    Consistent with the policy described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through DWR, Morgan Stanley & Co. Incorporated ("MS&Co.") and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Directors of the Fund, including a majority of the Directors who are not "interested" Directors, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Fund does not reduce the management fee it pays to the Investment Manager by the amount of the brokerage commissions it may pay to an affiliated broker or dealer. During the fiscal years ended August 31, 1996, 1997 and 1998, the Fund paid no brokerage commissions to any affiliated brokers or dealers.


THE DISTRIBUTOR
--------------------------------------------------------------------------------


    As discussed in the Prospectus, shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"). The Distributor has entered into a selected dealer agreement with DWR, which through its own sales organization sells shares of the Fund. In addition, the Distributor may enter into agreements with other selected broker-dealer representatives. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of MSDW. The Directors of the Fund, including a majority of the Directors who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Directors"), approved, at their meeting held on June 30, 1997, the current Distribution Agreement appointing the Distributor exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement had an initial term ending April 30, 1998 and will remain in effect from year to year thereafter if approved by the Board. At their meeting held on April 30, 1998, the Directors of the Fund, including a majority of the Independent Directors, approved the continuation of the Distribution Agreement until April 30, 1999.



    The Distributor bears all expenses it may incur in providing services under the Distribution Agreement. Such expenses include the payment of commissions for sales of the Fund's shares and incentive compensation to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealers. The Distributor also pays certain expenses in connection with the distribution of the Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of the Fund's shares. The Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. The Fund also bears the costs of registering the Fund and its shares under federal securities laws and pays filing fees in accordance with state securities laws. The Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act of 1933, as amended. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to the Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for losses sustained by the Fund or its shareholders.

PLAN OF DISTRIBUTION


    The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which each Class, other than Class D, pays the Distributor compensation accrued daily and payable monthly at the following annual rates: 0.25%, 0.75% and 0.85% of the average daily net assets of Class A, Class B and Class C, respectively. The Distributor also receives the proceeds of front-end sales charges and of contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Plan (see "Purchase of Fund Shares" in the Prospectus). The Distributor has informed the Fund that it and/or DWR received (a) approximately $1,594,948 and $1,582,304 in front-end sales charges for the fiscal year ended August 31, 1996 and for the period September 1, 1996 to July 28, 1997, respectively, (b) approximately $58,000 and $542,700 respectively in front-end sales charges from Class A for the fiscal period July 28, 1997 through August 31, 1997 and for the fiscal year ended August 31, 1998, (c) approximately $295 and $2,485,044 respectively in contingent deferred sales charges from Class B for the fiscal period July 28, 1997 through August 31, 1997 and for the fiscal year ended August 31, 1998, (d) approximately $0 and $4,765, respectively from Class A for the fiscal period July 28, 1997 through August 31, 1997 and for the fiscal year ended August 31, 1998, and (e) approximately $0 and $62,533 respectively from Class C for the fiscal period July 28, 1997 through August 31, 1997, and for the fiscal year ended August 31, 1998, none of which was retained by the Distributor.


    The Distributor has informed the Fund that the entire fee payable by Class A and a portion of the fees payable by each of Class B and Class C each year pursuant to the Plan equal to 0.20% of the average daily net assets of Class B and 0.25% of the average daily net assets of Class C are currently each characterized as a "service fee" under the Rules of the Association of the National Association of Securities Dealers, Inc. (of which the Distributor is a member). The "service fee" is a payment made for personal service and/or the maintenance of shareholder accounts. The remaining portion of the Plan fees payable by a Class, if any, is characterized as an "asset-based sales charge" as such is defined by the aforementioned Rules of the Association.

    The Plan was adopted by a majority vote of the Board of Directors, including all of the Directors of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Directors"), cast in person at a meeting called for the purpose of voting on the Plan, on June 30, 1997.

    Under its terms, the Plan has an initial term ending April 30, 1998 and will continue from year to year thereafter, provided such continuance is approved annually by a vote of the Directors in the manner described above.


    Under the Plan and as required by Rule 12b-1, the Directors receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made. During the fiscal year ended August 31, 1998, Class A, Class B and Class C shares of the Fund accrued payments under the Plan of $51,000, $10,737,221 and $281,533, respectively, which amounts are equal to 0.24%, 0.74% and 0.85%, respectively, for such fiscal year.


    The Plan was adopted in order to permit the implementation of the Fund's method of distribution. Under this distribution method the Fund offers four Classes of shares, each with a different distribution arrangement as set forth in the Prospectus.

    With respect to Class A shares, DWR compensates its Financial Advisors by paying them, from proceeds of the front-end sales charge, commissions for the sale of Class A shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value of the respective accounts for which they are the Financial Advisors or dealers of record in all cases. On orders of $1 million or more (for which no sales charge was paid) or net asset value purchases by employer sponsored 401(k) and other plans qualified under Section 401(a) of the Internal Revenue Code ("Qualified Retirement Plans") for which Morgan Stanley Dean Witter Trust FSB ("MSDW Trust") serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, a gross sales credit of 1.0% of the amount sold.



    With respect to Class B shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class B shares, currently a gross sales credit of up to 4.0% of the amount sold (except as provided in the following sentence) and an annual residual commission, currently a residual of up to 0.20% of the current value of the respective accounts for which they are the Financial Advisors of record in all cases. In the case of Class B shares purchased on or after July 28, 1997 by Qualified Retirement Plans for which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Services Agreement, DWR compensates its Financial Advisors by paying them, from its own funds, a gross sales credit of 3.0% of the amount sold.



    With respect to Class C shares, DWR compensates its Financial Advisors by paying them, from its own funds, commissions for the sale of Class C shares, currently a gross sales credit of up to 1.0% of the amount sold and an annual residual commission, currently a residual of up to 0.85% of the current value of the respective accounts for which they are the Financial Advisors of record.



    With respect to Class D shares other than shares held by participants in MSDW Advisors mutual fund asset allocation program, the Investment Manager compensates DWR's Financial Advisors by paying them, from its own funds, commissions for the sale of Class D shares, currently a gross sales credit of up to 1.0% of the amount sold. There is a chargeback of 100% of the amount paid if the Class D shares are redeemed in the first year and a chargeback of 50% of the amount paid if the Class D shares are redeemed in the second year after purchase. The Investment Manager also compensates DWR's Financial Advisors by paying them, from its own funds, an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisors of record (not including accounts of participants in the MSDW Advisors mutual fund asset allocation program).



    The gross sales credit is a charge which reflects commissions paid by DWR to its Financial Advisors and DWR's Fund-associated distribution-related expenses, including sales compensation, and overhead and other branch office distribution-related expenses including (a) the expenses of operating DWR's branch offices in connection with the sale of Fund shares, including lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies, (b) the costs of client sales seminars, (c) travel expenses of mutual fund sales coordinators to promote the sale of Fund shares and (d) other expenses relating to branch promotion of Fund sales. The distribution fee that the Distributor receives from the Fund under the Plan, in effect, offsets distribution expenses incurred under the Plan on behalf of the Fund and, in the case of Class B shares, opportunity costs, such as the gross sales credit and an assumed interest charge thereon ("carrying charge"). In the Distributor's reporting of the distribution expenses to the Fund, in the case of Class B shares, such assumed interest (computed at the "broker's call rate") has been calculated on the gross credit as it is reduced by amounts received by the Distributor under the Plan and any contingent deferred sales charges received by the Distributor upon redemption of shares of the Fund. No other interest charge is included as a distribution expense in the Distributor's calculation of its distribution costs for this purpose. The broker's call rate is the interest rate charged to securities brokers on loans secured by exchange-listed securities.

    Each Class paid 100% of the amounts accrued under the Plan with respect to that Class for the fiscal year ended August 31, 1998 to the Distributor. The Distributor and DWR estimate that they have spent, pursuant to the Plan, $63,569,021 on behalf of Class B since the inception of the Fund. It is estimated that this amount was spent in approximately the following ways: (i) 1.80% ($1,144,671)--advertising and promotional expenses; (ii) 0.02% ($10,805)--printing of prospectuses for distribution to other than current shareholders; and (iii) 98.18% ($62,413,545)--other expenses, including the gross sales credit and the carrying charge, of which 0.43% ($269,673) represents carrying charges, 16.61% ($10,368,242) represents commission credits to DWR branch offices for payments of commissions to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives; 24.01% ($14,981,982) represents overhead and other branch office distribution-related expenses and 58.95% ($36,793,648) represents excess distribution expenses of Dean Witter High Income Securities, the net assets of which were combined with those of the Fund on November 10, 1997 pursuant to an Agreement and Plan of Reorganization. The amounts accrued by Class A and Class C for distribution during the fiscal year ended August 31, 1998 were for expenses which relate to compensation of sales personnel and associated overhead expenses.



    The Fund is authorized to reimburse expenses incurred or to be incurred in promoting the distribution of the Fund's Class A and Class C shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.25%, in the case of Class A, and 0.85%, in the case of Class C, of the average net assets of the respective Class during the month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A and Class C will be reimbursable under the Plan. With respect to Class A, in the case of all expenses other than expenses representing the service fee, and, with respect to Class C, in the case of all expenses other than expenses representing a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives, such amounts shall be determined at the beginning of each calendar quarter by the Directors, including a majority of the Independent 12b-1 Directors. Expenses representing the service fee (for Class A) or a gross sales credit or a residual to Morgan Stanley Dean Witter Financial Advisors and other selected broker-dealer representatives (for Class
C) may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be reimbursed by the Fund, the Distributor will provide and the Directors will review a quarterly budget of projected distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Directors will determine which particular expenses, and the portions thereof, that may be borne by the Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's Class A and Class C shares.



    In the case of Class B shares, at any given time, the expenses of distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of contingent deferred sales charges paid by investors upon redemption of shares. The Distributor has advised the Fund that in the case of Class B shares the excess distribution expenses, including the carrying charge designed to approximate the opportunity costs incurred by DWR which arise from it having advanced monies without having received the amount of any sales charges imposed at the time of sale of the Fund's Class B shares, totalled $50,323,518 as of August 31, 1998. Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses with respect to Class B shares or any requirement that the Plan be continued from year to year, this excess amount does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or contingent deferred sales charges, may or may not be recovered through future distribution fees or contingent deferred sales charges.

    No interested person of the Fund nor any Director of the Fund who is not an interested person of the Fund, as defined in the Act, has any direct financial interest in the operation of the Plan except to the extent that the Distributor, MSDW Advisors, DWR, MSDW Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.


    The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the affected Class or Classes of the Fund, and all material amendments to the Plan must also be approved by the Directors in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on not more than thirty days' written notice to any other party to the Plan. So long as the Plan is in effect, the election and nomination of Independent 12b-1 Directors shall be committed to the discretion of the Independent 12b-1 Directors.

DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the net asset value per share for each Class of shares of the Fund is determined once daily at 4:00 p.m., New York time (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time) on each day that the New York Stock Exchange is open. The New York Stock Exchange currently observes the following holidays: New Year's Day; Reverend Dr. Martin Luther King, Jr. Day; President's Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day.

PURCHASE OF FUND SHARES
--------------------------------------------------------------------------------

    As discussed in the Prospectus, the Fund offers four Classes of shares as follows:

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

    Class A shares are sold to investors with an initial sales charge that declines to zero for larger purchases; however, Class A shares sold without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1.0% if redeemed within one year of purchase, except in the circumstances discussed in the Prospectus.


    RIGHT OF ACCUMULATION. As discussed in the Prospectus, investors may combine the current value of shares purchased in separate transactions for purposes of benefitting from the reduced sales charges available for purchases of shares of the Fund totalling at least $25,000 in net asset value. For example, if any person or entity who qualifies for this privilege holds Class A shares of the Fund and/or other Morgan Stanley Dean Witter Funds that are multiple class funds ("Morgan Stanley Dean Witter Multi-Class Funds") or shares of other Morgan Stanley Dean Witter Funds sold with a front-end sales charge purchased at a price including a front-end sales charge having a current value of $5,000, and purchases $20,000 of additional shares of the Fund, the sales charge applicable to the $20,000 purchase would be 4.0% of the offering price.



    The Distributor must be notified by the selected broker-dealer or the shareholder at the time a purchase order is placed that the purchase qualifies for the reduced charge under the Right of Accumulation. Similar notification must be made in writing by the selected broker-dealer or shareholder when such an order is placed by mail. The reduced sales charge will not be granted if: (a) such notification is not furnished at the time of the order; or (b) a review of the records of the Distributor or Morgan Stanley Dean Witter Trust FSB (the "Transfer Agent") fails to confirm the investor's represented holdings.


    LETTER OF INTENT. As discussed in the Prospectus, reduced sales charges are available to investors who enter into a written Letter of Intent providing for the purchase, within a thirteen-month period, of Class A shares of the Fund from the Distributor or from a single Selected Broker-Dealer.

    A Letter of Intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a thirteen-month period. Each purchase of Class A shares made during the period will receive the reduced sales commission applicable to the amount represented by the goal, as if it were a single purchase. A number of shares equal in value to 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent, in the name of the shareholder. The initial purchase under a Letter of Intent must be equal to at least 5% of the stated investment goal.

    The Letter of Intent does not obligate the investor to purchase, nor the Fund to sell, the indicated amount. In the event the Letter of Intent goal is not achieved within the thirteen-month period, the investor is required to pay the difference between the sales charge otherwise applicable to the purchases made during this period and sales charges actually paid. Such payment may be made directly to the Distributor or, if not paid, the Distributor is authorized by the shareholder to liquidate a sufficient number of his or her escrowed shares to obtain such difference.


    If the goal is exceeded and purchases pass the next sales charge level, the sales charge on the entire amount of the purchase that results in passing that level and on subsequent purchases will be subject to further reduced sales charges in the same manner as set forth above under "Right of Accumulation," but there will be no retroactive reduction of sales charges on previous purchases. For the purpose of determining whether the investor is entitled to a further reduced sales charge applicable to purchases at or above a sales charge level which exceeds the stated goal of a Letter of Intent, the cumulative current net asset value of any shares owned by the investor in any other Morgan Stanley Dean Witter Funds held by the shareholder which were previously purchased at a price including a front-end sales charge (including shares of the Fund and other Morgan Stanley Dean Witter Funds acquired in exchange for those shares, and including in each case shares acquired through reinvestment of dividends and distributions) will be added to the cost or net asset value of shares of the Fund owned by the investor. However, shares of "Exchange Funds" (see "Shareholder Services--Exchange Privilege") and the purchase of shares of other Morgan Stanley Dean Witter Funds will not be included in determining whether the stated goal of a Letter of Intent has been reached.


    At any time while a Letter of Intent is in effect, a shareholder may, by written notice to the Distributor, increase the amount of the stated goal. In that event, only shares purchased during the previous 90-day period and still owned by the shareholder will be included in the new sales charge reduction. The 5% escrow and minimum purchase requirements will be applicable to the new stated goal. Investors electing to purchase shares of the Fund pursuant to a Letter of Intent should carefully read such Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE--CLASS B SHARES


    Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon most redemptions within six years after purchase. As stated in the Prospectus, a CDSC will be imposed on any redemption by an investor if after such redemption the current value of the investor's Class B shares of the Fund is less than the dollar amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years (or, in the case of shares held by certain Qualified Retirement Plans, three years). However, no CDSC will be imposed to the extent that the net asset value of the shares redeemed does not exceed: (a) the current net asset value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions of the Fund or another Morgan Stanley Dean Witter Fund (see "Shareholder Services-- Targeted Dividends"), plus (c) the current net asset value of shares acquired in exchange for (i) shares of Morgan Stanley Dean Witter front-end sales charge funds, or (ii) shares of other Morgan Stanley Dean Witter Funds for which shares of front-end sales charge funds have been exchanged (see "Shareholder Services--Exchange Privilege"), plus (d) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of Fund shares made during the preceding six (three) years. The CDSC will be paid to the Distributor.

    In determining the applicability of the CDSC to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) will be redeemed first. In the event the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be the amount which represents the net asset value of the investor's shares purchased more than six (three) years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in exchange for shares of Morgan Stanley Dean Witter front-end sales charge funds, or for shares of other Morgan Stanley Dean Witter funds for which shares of front-end sales charge funds have been exchanged. A portion of the amount redeemed which exceeds an amount which represents both such increase in value and the value of shares purchased more than six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) prior to the redemption and/or shares purchased through reinvestment of dividends or distributions and/or shares acquired in the above-described exchanges will be subject to a CDSC.


    The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. For purposes of determining the number of years from the time of any payment for the purchase of shares, all payments made during a month will be aggregated and deemed to have been made on the last day of the month. The following table sets forth the rates of the CDSC applicable to most Class B shares of the Fund:

                                                                                             CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE                                                                 AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               5.0%
Second....................................................................................               4.0%
Third.....................................................................................               3.0%
Fourth....................................................................................               2.0%
Fifth.....................................................................................               2.0%
Sixth.....................................................................................               1.0%
Seventh and thereafter....................................................................             None


    The following table sets forth the rates of the CDSC applicable to Class B shares of the Fund purchased on or after July 28, 1997 by Qualified Retirement Plans which MSDW Trust serves as Trustee or DWR's Retirement Plan Services serves as recordkeeper pursuant to a written Recordkeeping Agreement:


                                                                                             CDSC AS A PERCENTAGE OF
YEAR SINCE PURCHASE PAYMENT MADE                                                                 AMOUNT REDEEMED
------------------------------------------------------------------------------------------  --------------------------
First.....................................................................................               2.0%
Second....................................................................................               2.0%
Third.....................................................................................               1.0%
Fourth and thereafter.....................................................................             None


    In determining the rate of the CDSC, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable six-year or three-year period. This will result in any such CDSC being imposed at the lowest possible rate. The CDSC will be imposed, in accordance with the table shown above, on any redemptions within six years (or, in the case of shares held by certain Qualified Retirement Plans, three years) of purchase which are in excess of these amounts and which redemptions do not qualify for waiver of the CDSC, as described in the Prospectus.


LEVEL LOAD ALTERNATIVE--CLASS C SHARES

    Class C shares are sold without a sales charge but are subject to a CDSC of 1.0% on most redemptions made within one year after purchase, except in the circumstances discussed in the Prospectus.

NO LOAD ALTERNATIVE--CLASS D SHARES

    Class D shares are offered without any sales charge on purchase or redemption. Class D shares are offered only to those persons meeting the qualifications set forth in the Prospectus.

SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

    Upon the purchase of shares of the Fund, a Shareholder Investment Account is opened for the investor on the books of the Fund, maintained by the Transfer Agent. This is an open account in which shares owned by the investor are credited by the Transfer Agent in lieu of issuance of a stock certificate. If a stock certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares and may be redeposited in the account at any time. There is no charge to the investor for issuance of a certificate. Whenever a shareholder instituted transaction takes place in the Shareholder Investment Account, the shareholder will be mailed a confirmation of the transaction from the Fund or from DWR or other selected broker-dealer.

    AUTOMATIC INVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. As stated in the Prospectus, all income dividends and capital gains distributions are automatically paid in full and fractional shares of the applicable Class of the Fund, unless the shareholder requests that they be paid in cash. Each purchase of shares of the Fund is made upon the condition that the Transfer Agent is thereby automatically appointed as agent of the investor to receive all dividends and capital gains distributions on shares owned by the investor. Such dividends and distributions will be paid, at the net asset value per share, in shares of the applicable Class of the Fund (or in cash if the shareholder so requests) as of the close of business on the record date. At any time an investor may request the Transfer Agent, in writing, to have subsequent dividends and/or capital gains distributions paid to him or her in cash rather than shares. To assure sufficient time to process the change, such request should be received by the Transfer Agent at least five business days prior to the record date of the dividend or distribution. In the case of recently purchased shares for which registration instructions have not been received on the record date, cash payments will be made to DWR or other selected broker-dealer, and will be forwarded to the shareholder, upon the receipt of proper instructions. It has been and remains the Fund's policy and practice that, if checks for dividends and distributions paid in cash remain uncashed, no interest will accrue on amounts represented by such uncashed checks.


    TARGETED DIVIDENDS.-SM- In states where it is legally permissible, shareholders may also have all income dividends and capital gains distributions automatically invested in shares of any Class of an open-end Morgan Stanley Dean Witter Fund other than Morgan Stanley Dean Witter High Yield Securities Inc. or in another Class of Morgan Stanley Dean Witter High Yield Securities Inc. Such investment will be made as described above for automatic investment in shares of the applicable Class of the Fund, at the net asset value per share of the selected Morgan Stanley Dean Witter Fund as of the close of business on the payment date of the dividend or distribution and will begin to earn dividends, if any, in the selected Morgan Stanley Dean Witter Fund the next business day. To participate in the Targeted Dividends program, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent. Shareholders of the Fund must be shareholders of the selected Class of the Morgan Stanley Dean Witter Fund targeted to receive investments from dividends at the time they enter the Targeted Dividends program. Investors should review the prospectus of the targeted Morgan Stanley Dean Witter Fund before entering the program.



    EASYINVEST.-SM- Shareholders may subscribe to EasyInvest, an automatic purchase plan which provides for any amount from $100 to $5,000 to be transferred automatically from a checking or savings account or following redemption of shares of a Morgan Stanley Dean Witter money market fund, on a semi-monthly, monthly or quarterly basis, to the Transfer Agent for investment in shares of the Fund. Shares purchased through EasyInvest will be added to the shareholder's existing account at the net asset value calculated the same business day the transfer of funds is effected (subject to any applicable sales charges). Shares of Morgan Stanley Dean Witter money market funds redeemed in connection with EasyInvest are redeemed on the business day preceding the transfer of funds. For further information or to subscribe to EasyInvest, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.


    INVESTMENT OF DISTRIBUTIONS RECEIVED IN CASH. As discussed in the Prospectus, any shareholder who receives a cash payment representing a dividend or capital gains distribution may invest such dividend or distribution in shares of the applicable Class at net asset value, without the imposition of a CDSC upon redemption, by returning the check or the proceeds to the Transfer Agent within thirty days after the payment date. If the shareholder returns the proceeds of a dividend or distribution, such funds must be accompanied by a signed statement indicating that the proceeds constitute a dividend or distribution to be invested. Such investment will be made at the net asset value per share next determined after receipt of the check or the proceeds by the Transfer Agent.


    SYSTEMATIC WITHDRAWAL PLAN. As discussed in the Prospectus, a systematic withdrawal plan (the "Withdrawal Plan") is available for shareholders whose shares of Morgan Stanley Dean Witter Funds have an aggregate value of $10,000 or more. Shares of any Fund from which redemptions will be made pursuant to the Plan must have a value of $1,000 or more (referred to as a "SWP Fund"). The required share values are determined on the date the shareholder establishes the Withdrawal Plan. The Withdrawal Plan provides for monthly, quarterly, semi-annual or annual payments in any amount not less than $25, or in any whole percentage of the value of the SWP Funds' shares, on an annualized basis. Any applicable Contingent Deferred Sales Charge ("CDSC") will be imposed on shares redeemed under the Withdrawal Plan (see "Purchase of Fund Shares"), except that the CDSC, if any, will be waived on redemptions under the Withdrawal Plan of up to 12% annually of the value of each SWP Fund account, based on the share values next determined after the shareholder establishes the Withdrawal Plan. Redemptions for which this CDSC waiver policy applies may be in amounts up to 1% per month, 3% per quarter, 6% semi-annually or 12% annually. Under this CDSC waiver policy, amounts withdrawn each period will be paid by first redeeming shares not subject to a CDSC because the shares were purchased by the reinvestment of dividends or capital gains distributions, the CDSC period has elapsed or some other waiver of the CDSC applies. If shares subject to a CDSC must be redeemed, shares held for the longest period of time will be redeemed first and continuing with shares held the next longest period of time until shares held the shortest period of time are redeemed. Any shareholder participating in the Withdrawal Plan will have sufficient shares redeemed from his or her account so that the proceeds (net of any applicable CDSC) to the shareholder will be the designated monthly, quarterly, semi-annual or annual amount.



    A shareholder may suspend or terminate participation in the Withdrawal Plan at any time. A shareholder who has suspended participation may resume payments under the Withdrawal Plan, without requiring a new determination of the account value for the 12% CDSC waiver. The Withdrawal Plan may be terminated or revised at any time by the Fund.



    Prior to adding an additional SWP Fund to an existing Withdrawal Plan, the required $10,000/$1,000 share values must be met, to be calculated on the date the shareholder adds the additional SWP Fund. However, the addition of a new SWP Fund will not change the account value for the 12% CDSC waiver for the SWP Funds already participating in the Withdrawal Plan.



    The Transfer Agent acts as agent for the shareholder in tendering to the Fund for redemption sufficient full and fractional shares to provide the amount of the periodic withdrawal payment designated in the application. The shares will be redeemed at their net asset value determined, at the shareholder's option, on the tenth or twenty-fifth day (or next following business day) of the relevant month, quarter, or semi-annual or annual period and normally a check for the proceeds will be mailed by the Transfer Agent, or amounts credited to a shareholder's Dean Witter Reynolds Inc. or other selected broker-dealer brokerage account, or amounts deposited electronically into the shareholder's bank account via the Automated Clearing House, within five business days after the date of redemption.

    Withdrawal Plan payments should not be considered as dividends, yields or income. If periodic withdrawal plan payments continuously exceed net investment income and net capital gains, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.


    Each withdrawal constitutes a redemption of shares and any gain or loss realized must be recognized for federal income tax purposes. Although the shareholder may make additional investments while participating in the Withdrawal Plan, withdrawals made concurrently with purchases of additional shares may be inadvisable because of sales charges which may be applicable to purchases or redemptions of shares (see "Purchase of Fund Shares" in the Prospectus).



    Any shareholder who wishes to have payments under the Withdrawal Plan made to a third party or sent to an address other than the one listed on the account must send complete written instructions to the Transfer Agent to enroll in the Withdrawal Plan. The shareholder's signature on such instructions must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular institution is an eligible guarantor). A shareholder may, at any time, change the amount and interval of withdrawal payments through his or her Morgan Stanley Dean Witter Financial Advisor or other broker-dealer representative or by written notification to the Transfer Agent. In addition, the party and/or the address to which checks are mailed may be changed by written notification to the Transfer Agent, with signature guarantees required in the manner described above. The shareholder may also terminate the Withdrawal Plan at any time by written notice to the Transfer Agent. In the event of such termination, the account will be continued as a regular Shareholder Investment Account. The shareholder may also redeem all or part of the shares held in the Withdrawal Plan account (see "Redemptions and Repurchases" in the Prospectus) at any time.



    DIRECT INVESTMENTS THROUGH TRANSFER AGENT. As discussed in the Prospectus, shareholders may make additional investments in any Class of shares of the Fund for which they qualify at any time by sending a check in any amount, not less than $100, payable to Morgan Stanley Dean Witter High Yield Securities Inc., and indicating the selected Class, directly to the Fund's Transfer Agent. In the case of Class A shares, after deduction of any applicable sales charge, the balance will be applied to the purchase of Fund shares, and, in the case of shares of the other Classes, the entire amount will be applied to the purchase of Fund shares, at the net asset value per share next computed after receipt of the check or purchase payment by the Transfer Agent. The shares so purchased will be credited to the investor's account.


EXCHANGE PRIVILEGE


    As discussed in the Prospectus, the Fund makes available to its shareholders an Exchange Privilege whereby shareholders of each Class of shares of the Fund may exchange their shares for shares of the same Class of shares of any other Morgan Stanley Dean Witter Multi-Class Fund without the imposition of any exchange fee. Shares may also be exchanged for shares of any of the following funds: Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, Morgan Stanley Dean Witter Limited Term Municipal Trust, Morgan Stanley Dean Witter Short-Term Bond Fund, and five Morgan Stanley Dean Witter Funds which are money market funds (the foregoing eight funds are hereinafter referred to as the "Exchange Funds"). Class A shares may also be exchanged for shares of Morgan Stanley Dean Witter Multi-State Municipal Series Trust and Morgan Stanley Dean Witter Hawaii Municipal Trust, which are Morgan Stanley Dean Witter Funds sold with a front-end sales charge ("FSC Funds"). Exchanges may be made after the shares of the Fund acquired by purchase (not by exchange or dividend reinvestment) have been held for thirty days. There is no waiting period for exchanges of shares acquired by exchange or dividend reinvestment. An exchange will be treated for federal income tax purposes the same as a repurchase or redemption of shares, on which the shareholder may realize a capital gain or loss.


    Any new account established through the Exchange Privilege will have the same registration and cash dividend or dividend reinvestment plan as the present account, unless the Transfer Agent receives written notification to the contrary. For telephone exchanges, the exact registration of the existing account and the account number must be provided.

    Any shares held in certificate form cannot be exchanged but must be forwarded to the Transfer Agent and deposited into the shareholder's account before being eligible for exchange. (Certificates mailed in for deposit should not be endorsed.)


    As described below, and in the Prospectus under the caption "Purchase of Fund Shares," a CDSC may be imposed upon a redemption, depending on a number of factors, including the number of years from the time of purchase until the time of redemption or exchange ("holding period"). When shares of a Morgan Stanley Dean Witter Multi-Class Fund are exchanged for shares of an Exchange Fund, the exchange is executed at no charge to the shareholder, without the imposition of the CDSC at the time of the exchange. During the period of time the shareholder remains in the Exchange Fund (calculated from the last day of the month in which the Exchange Fund shares were acquired), the holding period or "year since purchase payment made" is frozen. When shares are redeemed out of the Exchange Fund, they will be subject to a CDSC which would be based upon the period of time the shareholder held shares in a Morgan Stanley Dean Witter Multi-Class Fund. However, in the case of shares exchanged into an Exchange Fund on or after April 23, 1990, upon a redemption of shares which results in a CDSC being imposed, a credit (not to exceed the amount of the CDSC) will be given in an amount equal to the Exchange Fund 12b-1 distribution fees incurred on or after that date which are attributable to those shares. Shareholders acquiring shares of an Exchange Fund pursuant to this exchange privilege may exchange those shares back into a Morgan Stanley Dean Witter Multi-Class Fund from the Exchange Fund, with no CDSC being imposed on such exchange. The holding period previously frozen when shares were first exchanged for shares of the Exchange Fund resumes on the last day of the month in which shares of a Morgan Stanley Dean Witter Multi-Class Fund are reacquired. A CDSC is imposed only upon an ultimate redemption, based upon the time (calculated as described above) the shareholder was invested in a Morgan Stanley Dean Witter Multi-Class Fund. In the case of exchanges of Class A shares which are subject to a CDSC, the holding period also includes the time (calculated as described above) the shareholder was invested in a FSC Fund.



    When shares initially purchased in a Morgan Stanley Dean Witter Multi-Class Fund are exchanged for shares of a Morgan Stanley Dean Witter Multi-Class Fund, shares of a FSC Fund, or shares of an Exchange Fund, the date of purchase of the shares of the fund exchanged into, for purposes of the CDSC upon redemption, will be the last day of the month in which the shares being exchanged were originally purchased. In allocating the purchase payments between funds for purposes of the CDSC, the amount which represents the current net asset value of shares at the time of the exchange which were (i) purchased more than one, three or six years (depending on the CDSC schedule applicable to the shares) prior to the exchange, (ii) originally acquired through reinvestment of dividends or distributions and (iii) acquired in exchange for shares of FSC Funds, or for shares of other Morgan Stanley Dean Witter Funds for which shares of FSC Funds have been exchanged (all such shares called "Free Shares"), will be exchanged first. After an exchange, all dividends earned on shares in an Exchange Fund will be considered Free Shares. If the exchanged amount exceeds the value of such Free Shares, an exchange is made, on a block-by-block basis, of non-Free Shares held for the longest period of time (except that, with respect to Class B shares, if shares held for identical periods of time but subject to different CDSC schedules are held in the same Exchange Privilege account, the shares of that block that are subject to a lower CDSC rate will be exchanged prior to the shares of that block that are subject to a higher CDSC rate). Shares equal to any appreciation in the value of non-Free Shares exchanged will be treated as Free Shares, and the amount of the purchase payments for the non-Free Shares of the fund exchanged into will be equal to the lesser of (a) the purchase payments for, or (b) the current net asset value of, the exchanged non-Free Shares. If an exchange between funds would result in exchange of only part of a particular block of non-Free Shares, then shares equal to any appreciation in the value of the block (up to the amount of the exchange) will be treated as Free Shares and exchanged first, and the purchase payment for that block will be allocated on a pro rata basis between the non-Free Shares of that block to be retained and the non-Free Shares to be exchanged. The prorated amount of such purchase payment attributable to the retained non-Free Shares will remain as the purchase payment for such shares, and the amount of purchase payment for the exchanged non-Free Shares will be equal to the lesser of (a) the prorated amount of the purchase payment for, or (b) the current net asset value of, those exchanged non-Free Shares. Based upon the procedures described in the Prospectus under the caption "Purchase of Fund Shares," any applicable CDSC will be imposed upon the ultimate redemption of shares of any fund, regardless of the number of exchanges since those shares were originally purchased.

    With respect to the redemption or repurchase of shares of the Fund, the application of proceeds to the purchase of new shares in the Fund or any other of the funds and the general administration of the Exchange Privilege, the Transfer Agent acts as agent for the Distributor and for the shareholder's selected broker-dealer, if any, in the performance of such functions. With respect to exchanges, redemptions or repurchases, the Transfer Agent shall be liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund shall not be liable for any default or negligence of the Transfer Agent, the Distributor or any selected broker-dealer.

    The Distributor and any selected broker-dealer have authorized and appointed the Transfer Agent to act as their agent in connection with the application of proceeds of any redemption of Fund shares to the purchase of shares of any other fund and the general administration of the Exchange Privilege. No commission or discounts will be paid to the Distributor or any Dealer for any transactions pursuant to this Exchange Privilege.


    Exchanges are subject to the minimum investment requirement and any other conditions imposed by each fund. (The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Liquid Asset Fund Inc., Morgan Stanley Dean Witter Tax-Free Daily Income Trust, Morgan Stanley Dean Witter New York Municipal Money Market Trust and Morgan Stanley Dean Witter California Tax-Free Daily Income Trust although those funds may, at their discretion, accept initial investments of as low as $1,000. The minimum initial investment for the Exchange Privilege account of each Class is $10,000 for Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust, although that fund may, at its discretion, accept initial investments of as low as $5,000. The minimum initial investment for the Exchange Privilege account of each Class is $5,000 for Morgan Stanley Dean Witter Special Value Fund. The minimum initial investment for the Exchange Privilege account of each Class of all other Morgan Stanley Dean Witter Funds for which the Exchange Privilege is available is $1,000.) Upon exchange into an Exchange Fund the shares of that fund will be held in a special Exchange Privilege Account separately from accounts of those shareholders who have acquired their shares directly from that fund. As a result, certain services normally available to shareholders of those funds, including the check writing feature, will not be available for funds held in that account.



    The Fund and each of the other Morgan Stanley Dean Witter Funds may limit the number of times this Exchange Privilege may be exercised by any investor within a specified period of time. Also, the Exchange Privilege may be terminated or revised at any time by the Fund and/or any of the Morgan Stanley Dean Witter Funds for which shares of the Fund have been exchanged, upon such notice as may be required by applicable regulatory authorities (presently sixty days' prior written notice for termination or material revision), provided that six months' prior written notice of termination will be given to the shareholders who hold shares of Exchange Funds pursuant to this Exchange Privilege, and provided further that the Exchange Privilege may be terminated or materially revised without notice at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, (d) during any other period when the Securities and Exchange Commission by order so permits (provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist), or (e) if the Fund would be unable to invest amounts effectively in accordance with its investment objective(s), policies and restrictions.



    For further information regarding the Exchange Privilege, shareholders should contact their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative or the Transfer Agent.

REDEMPTIONS AND REPURCHASES
--------------------------------------------------------------------------------


    REDEMPTION. As stated in the Prospectus, shares of each Class of the Fund can be redeemed for cash at any time at the net asset value per share next determined; however, such redemption proceeds will be reduced by the amount of any applicable CDSC. If shares are held in a shareholder's account without a share certificate, a written request for redemption to the Fund's Transfer Agent at P.O. Box 983, Jersey City, NJ 07303 is required. If certificates are held by the shareholder, the shares may be redeemed by surrendering the certificates with a written request for redemption. The share certificate, or an accompanying stock power, and the request for redemption, must be signed by the shareholder or shareholders exactly as the shares are registered. Each request for redemption, whether or not accompanied by a share certificate, must be sent to the Fund's Transfer Agent, which will redeem the shares at their net asset value next computed (see "Purchase of Fund Shares" in the Prospectus) after it receives the request, and certificate, if any, in good order. Any redemption request received after such computation will be redeemed at the next determined net asset value. The term "good order" means that the share certificate, if any, and request for redemption are properly signed, accompanied by any documentation required by the Transfer Agent, and bear signature guarantees when required by the Fund or the Transfer Agent. If redemption is requested by a corporation, partnership, trust or fiduciary, the Transfer Agent may require that written evidence of authority acceptable to the Transfer Agent be submitted before such request is accepted.


    Whether certificates are held by the shareholder or shares are held in a shareholder's account, if the proceeds are to be paid to any person other than the record owner, or if the proceeds are to be paid to a corporation (other than the Distributor or a selected broker-dealer for the account of the shareholder), partnership, trust or fiduciary, or sent to the shareholder at an address other than the registered address, signatures must be guaranteed by an eligible guarantor acceptable to the Transfer Agent (shareholders should contact the Transfer Agent for a determination as to whether a particular Institution is such an eligible guarantor). A stock power may be obtained from any dealer or commercial bank. The Fund may change the signature guarantee requirements from time to time upon notice to shareholders, which may be by means of a new prospectus.

    REPURCHASE. As stated in the Prospectus, DWR and other selected broker-dealers are authorized to repurchase shares represented by a share certificate which is delivered to any of their offices. Shares held in a shareholder's account without a share certificate may also be repurchased by DWR and other selected broker-dealers upon the telephonic request of the shareholder. The repurchase price is the net asset value next computed after such purchase order is received by DWR or other selected broker-dealer reduced by any applicable CDSC.


    PAYMENT FOR SHARES REDEEMED OR REPURCHASED. As discussed in the Prospectus, payment for shares of any Class presented for repurchase or redemption will be made by check within seven days after receipt by the Transfer Agent of the certificate and/or written request in good order. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on that Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) during any other period when the Securities and Exchange Commission by order so permits; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (b) or (c) exist. If the shares to be redeemed have recently been purchased by check (including a certificate or bank cashier's check), payment of redemption proceeds may be delayed for the minimum time needed to verify that the check used for investment has been honored (not more than fifteen days from the time of receipt of the check by the Transfer Agent). It has been and remains the Fund's policy and practice that, if checks for redemption proceeds remain uncashed, no interest will accrue on amounts represented by such uncashed checks. Shareholders maintaining margin accounts with DWR or another selected broker-dealer are referred to their Morgan Stanley Dean Witter Financial Advisor or other selected broker-dealer representative regarding restrictions on redemption of shares of the Fund pledged in the margin account.


    TRANSFERS OF SHARES. In the event a shareholder requests a transfer of any shares to a new registration, such shares will be transferred without sales charge at the time of transfer. With regard to the status of shares which are either subject to the CDSC or free of such charge (and with regard to the length of time shares subject to the charge have been held), any transfer involving less than all the shares in an account will be made on a pro rata basis (that is, by transferring shares in the same proportion that the transferred shares bear to the total shares in the account immediately prior to the transfer). The transferred shares will continue to be subject to any applicable CDSC as if they had not been so transferred.

    REINSTATEMENT PRIVILEGE. As described in the Prospectus, a shareholder who has had his or her shares redeemed or repurchased and has not previously exercised this reinstatement privilege may, within 35 days after the date of the redemption or repurchase, reinstate any portion or all of the proceeds of such redemption or repurchase in shares of the Fund in the same Class at the net asset value next determined after a reinstatement request, together with such proceeds, is received by the Transfer Agent.

    Exercise of the reinstatement privilege will not affect the federal income tax treatment of any gain or loss realized upon the redemption or repurchase, except that if the redemption or repurchase resulted in a loss and reinstatement is made in shares of the Fund, some or all of the loss, depending on the amount reinstated, will not be allowed as a deduction for federal income tax purposes but will be applied to adjust the cost basis of the shares acquired upon reinstatement.

DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


    As discussed in the Prospectus, the Fund will determine either to distribute or to retain all or part of any net long-term capital gains in any year for reinvestment. If any such gains are retained, the Fund will pay federal income tax thereon, and will notify shareholders that following an election by the Fund, the shareholders will be required to include such undistributed gains in determining their taxable income and may claim their share of the tax paid by the Fund as a credit against their individual federal income tax.


    In computing net investment income, the Fund will not amortize premiums or accrue discounts on fixed-income securities in the portfolio, except those original issue discounts for which amortization is required for federal income tax purposes. Additionally, with respect to market discounts on tax-exempt bonds issued after July 18, 1984, and all bonds purchased after April 30, 1993, a portion of any capital gain realized upon disposition may be re-characterized as taxable ordinary income in accordance with the provisions of the Internal Revenue Code. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income is recorded on the ex-dividend date.


    Gains or losses on the sale of securities by the Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses. In determining amounts to be distributed, capital gains will be offset by any capital loss carryovers incurred in prior years.



    Distributions of net long-term capital gains, if any, are taxable to shareholders as long-term capital gains regardless of how long a shareholder has held the Fund's shares and regardless of whether the distribution is received in additional shares or in cash. The Taxpayer Relief Act reduces the maximum tax rate on long-term capital gains from 28% to 20%. The lower rates do not apply to collectibles and certain other assets. Additionally, the maximum capital gain rate for assets that are held more than five years and that are acquired after December 31, 2000 is 18%.

    Any dividend or capital gains distribution received by a shareholder from an investment company will have the effect of reducing the net asset value of the shareholder's stock in that company by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends are subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or realized capital gains, such payment would be in part a return of the shareholder's investment to the extent of such reduction below the shareholder's cost, but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing Fund shares immediately prior to a distribution record date.

    Shareholders should consult their attorneys or tax advisers regarding specific questions as to state or local taxes and as to the applicability of the foregoing to their current federal tax situation.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

    As discussed in the Prospectus, from time to time the Fund may quote its "yield" and/or its "total return" in advertisements and sales literature. These figures are computed separately for Class A, Class B, Class C and Class D shares.


    Prior to July 28, 1997, the Fund offered only one Class of shares subject to a maximum sales charge of 5.5% and no 12b-1 fee. Because the distribution arrangement for Class A most closely resembles the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect (i) the actual maximum sales charge applicable to Class A (i.e., 4.25%) and (ii) the ongoing 12b-1 fee applicable to Class A Shares. Furthermore, because all shares of the Fund held prior to July 28, 1997 have been designated Class D shares, the Fund's historical performance has also been restated to reflect the absence of any sales charge in the case of Class D shares. Also set forth below is the actual performance of Class A, Class B and Class C as of their last fiscal year.



    Yield is calculated for any 30-day period as follows: the amount of interest and/or dividend income for each security in the Fund's portfolio is determined in accordance with regulatory requirements; the total for the entire portfolio constitutes the Fund's gross income for the period. Expenses accrued during the period are subtracted to arrive at "net investment income" of each Class. The resulting amount is divided by the product of the maximum offering price per share on the last day of the period multiplied by the average number of shares of the applicable Class outstanding during the period that were entitled to dividends. This amount is added to 1 and raised to the sixth power. 1 is then subtracted from the result and the difference is multiplied by 2 to arrive at the annualized yield. For the 30-day period ended August 31, 1998, the Fund's yield for the Class A, Class B, Class C and Class D shares, calculated pursuant to this formula was 10.38%, 10.29%, 10.22% and 11.20%, respectively.



    The Fund's "average annual total return" represents an annualization of the Fund's total return over a particular period and is computed by finding the annual percentage rate which will result in the ending redeemable value of a hypothetical $1,000 investment made at the beginning of a one, five or ten year period, or for the period from the date of commencement of the Fund's operations, if shorter than any of the foregoing. The ending redeemable value for Class A reflects the imposition of the maximum front-end sales charge for Class A. The ending redeemable value for Class B and Class C is reduced by any CDSC at the end of the one, five or ten year or other period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing the average annual total return involves a percentage obtained by dividing the ending redeemable value by the amount of the initial investment, taking a root of the quotient (where the root is equivalent to the number of years in the period) and subtracting 1 from the result. The restated average annual total returns of the Class A and Class D shares of the Fund for the year ended August 31, 1998 were -3.87% and 0.63%, respectively; for the five years ended August 31, 1998 were 6.57% and 7.76%, respectively; and for the ten years ended August 31, 1998 were 6.23% and 6.96%, respectively. The average annual total returns of Class B for the fiscal year ended August 31, 1998 and for the period July 28, 1997 (inception of the

Class) through August 31, 1998 were -4.73% and -2.94%, respectively. The average annual total returns of Class C for the fiscal year ended August 31, 1998 and for the period July 28, 1997 (inception of the Class) through August 31, 1998 were -1.24% and 0.25%, respectively.



    In addition to the foregoing, the Fund may advertise its total return for each Class over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculation may or may not reflect the imposition of the maximum front end sales charge for Class A or the deduction of the CDSC for each of Class B and Class C which, if reflected, would reduce the performance quoted. For example, the average annual total return of the Fund may be calculated in the manner described in the preceding paragraph, but without the deduction for any applicable sales charge. Based on the foregoing calculation, the Fund's total return for Class A shares for the year ended August 31, 1998 was 0.40%, the total return for the five years ended August 31, 1998 was 7.49% and the total return for the ten years ended August 31, 1998 was 6.69%. Because the Class D shares are not subject to any sales charge, the Fund would only advertise average annual total returns as calculated in the previous paragraph. Based on this calculation, the average annual total returns of Class B for the fiscal year ended August 31, 1998 and for the period July 28, 1997 through August 31, 1998 were -0.23% and 0.36%, respectively, the average annual total returns of Class C for the fiscal year ended August 31, 1998 and for the period July 28, 1997 through August 31, 1998 were -0.34% and 0.25%, respectively.



    In addition, the Fund may compute its aggregate total return for each Class for specified periods by determining the aggregate percentage rate which will result in the ending value of a hypothetical $1,000 investment made at the beginning of the period. For the purpose of this calculation, it is assumed that all dividends and distributions are reinvested. The formula for computing aggregate total return involves a percentage obtained by dividing the ending value (without reduction for any applicable sales charge) by the initial $1,000 investment and subtracting 1 from the result. Based on the foregoing calculation, the Fund's restated total return for both Class A and Class D shares for the year ended August 31, 1998 was 0.40% and 0.63%, respectively; the restated total return for the five years ended August 31, 1998 was 43.53% and 45.28%, respectively; and the restated total return for the ten years ended August 31, 1998 was 91.18% and 95.94%, respectively. Based on the foregoing calculations, the total returns for Class B for the fiscal year ended August 31, 1998 and for the period July 28, 1997 through August 31, 1998 were -0.23% and 0.40%, respectively, the total returns of Class C for the fiscal year ended August 31, 1998 and for the period July 28, 1997 through August 31, 1998 were -0.34% and 0.27%, respectively.



    The Fund may advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in each Class of shares of the Fund by adding 1 to the Fund's aggregate total return to date (expressed as a decimal and without taking into account the effect of any applicable CDSC) and multiplying by $9,575, $48,250 and $97,250 in the case of Class A (investments of $10,000, $50,000 and $100,000 adjusted for the initial sales charge) or by $10,000, $50,000 and $100,000 in the case of each of Class B, Class C and Class D, as the case may be. Investments of $10,000, $50,000 and $100,000 in each Class at inception of the Class would have grown to the following amounts at August 31, 1998:



                                           INVESTMENT AT INCEPTION OF:
                           INCEPTION   -----------------------------------
CLASS                        DATE:      $10,000     $50,000     $100,000
-------------------------  ----------  ---------  -----------  -----------
Class A..................     9/26/79  $  50,765  $   255,812  $   515,600
Class B..................     7/28/97     10,040       50,200      100,400
Class C..................     7/28/97     10,027       50,135      100,270
Class D..................     9/26/79     55,552      277,760      555,520


    For purposes of restating the performance of Class A, the inception date set forth in the above table is the inception date of the Fund. However, Class A did not actually commence operation until July 28, 1997.


    The Fund from time to time may also advertise its performance relative to certain performance rankings and indexes compiled by independent organizations.

DESCRIPTION OF COMMON STOCK
--------------------------------------------------------------------------------

    The Fund is authorized to issue 2 billion shares of common stock of $0.01 par value (500 million shares for each Class). Shares of the Fund, when issued, are fully paid, non-assessable, fully transferable and redeemable at the option of the holder. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of common stock of the Fund is entitled to its portion of all of the Fund's assets after all debts and expenses have been paid. Except for agreements entered into by the Fund in its ordinary course of business within the limitations of the Fund's fundamental investment policies (which may be modified only by shareholder vote), the Fund will not issue any securities other than common stock.

    The shares of the Fund do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

    The Bank of New York, 90 Washington Street, New York, New York 10286 is the Custodian of the Fund's assets. Any of the Fund's cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. Such balances may, at times, be substantial.


    Morgan Stanley Dean Witter Trust FSB ("MSDW Trust"), Harborside Financial Center, Plaza Two, Jersey City, New Jersey 07311 is the Transfer Agent of the Fund's shares and Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans described herein. MSDW Trust is an affiliate of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager, and of Morgan Stanley Dean Witter Distributors Inc, the Fund's Distributor. As Transfer Agent and Dividend Disbursing Agent, MSDW Trust's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services MSDW Trust receives a per shareholder account fee.


INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


    PricewaterhouseCoopers LLP serves as the independent accountants of the Fund. The independent accountants are responsible for auditing the annual financial statements of the Fund.


REPORTS TO SHAREHOLDERS
--------------------------------------------------------------------------------

    The Fund will send to shareholders, at least semi-annually, reports showing the Fund's portfolio and other information. An annual report, containing financial statements, together with a report by its independent accountants, will be sent to shareholders each year.

    The Fund's fiscal year ends on August 31. The financial statements of the Fund must be audited at least once a year by independent accountants whose selection is made annually by the Fund's Board of Directors.

LEGAL COUNSEL
--------------------------------------------------------------------------------

    Barry Fink, Esq., who is an officer and the General Counsel of the Investment Manager, is an officer and the General Counsel of the Fund.

EXPERTS
--------------------------------------------------------------------------------


    The financial statements of the Fund for the year ended August 31, 1998 included in this Statement of Additional Information and incorporated by reference in the Prospectus have been so included and incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


REGISTRATION STATEMENT
--------------------------------------------------------------------------------

    This Statement of Additional Information and the Prospectus do not contain all of the information set forth in the Registration Statement the Fund has filed with the Securities and Exchange Commission. The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by the rules and regulations of the Commission.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS (95.7%)
            AEROSPACE (0.5%)
$   12,500  Sabreliner Corp. - 144A*....................................................  11.00%   06/15/08  $   12,062,500
                                                                                                             --------------
            BROADCAST MEDIA (4.2%)
    15,000  Capstar Broadcasting Partners...............................................  12.75++  02/01/09      11,250,000
     6,000  Cumulus Media Inc...........................................................  10.375   07/01/08       5,880,000
    10,000  Interep National Radio Sales - 144A*........................................  10.00    07/01/08       9,650,000
    20,500  Paxson Communications Corp..................................................  11.625   10/01/02      20,090,000
    20,749  Spanish Broadcasting System, Inc............................................  12.50    06/15/02      22,823,900
    14,000  STC Broadcasting, Inc.......................................................  11.00    03/15/07      14,420,000
    10,000  Tri-State Outdoor Media Group, Inc. - 144A*.................................  11.00    05/15/08       9,700,000
                                                                                                             --------------
                                                                                                                 93,813,900
                                                                                                             --------------
            BUSINESS SERVICES (3.4%)
    28,000  Anacomp, Inc. (Series B)....................................................  10.875   04/01/04      28,280,000
     5,900  Anacomp, Inc. (Series C) - 144A*............................................  10.875   04/01/04       5,959,000
     7,000  CEX Holdings Inc. - 144A*...................................................   9.625   06/01/08       6,405,000
    13,000  Comforce Operating, Inc.....................................................  12.00    12/01/07      13,260,000
    10,000  Entex Information Services, Inc. - 144A*....................................  12.50    08/01/06       9,700,000
    11,700  Xerox Credit Corp...........................................................  15.00    10/07/98      11,798,631
                                                                                                             --------------
                                                                                                                 75,402,631
                                                                                                             --------------
            CABLE/CELLULAR (7.9%)
    28,000  American Cellular Corp. - 144A*.............................................  10.50    05/15/08      25,760,000
    33,500  Australis Holdings Ltd. (Australia) (a).....................................  15.00++  11/01/02       2,680,000
     4,404  Australis Media Ltd. - 144A* (Australia) (a)................................   0.00    11/01/00       3,203,919
    14,750  Charter Communication South East L.P. (Series B)............................  11.25    03/15/06      15,635,000
     3,000  Classic Cable Inc. - 144A*..................................................   9.875   08/01/08       2,955,000
    30,031  Clearnet Communications Inc. (Canada).......................................  14.75++  12/15/05      23,649,412
    19,000  FrontierVision Operating Partners, L.P......................................  11.00    10/15/06      20,520,000
    10,000  James Cable Partners L.P. (Series B)........................................  10.75    08/15/04      10,300,000
    20,000  Nextel Communications, Inc..................................................  10.65++  09/15/07      12,000,000
    35,000  Price Communication Cellular Holdings.......................................  11.25+   08/15/08      31,500,000
    16,000  Rifkin Acquisition Partners L.P.............................................  11.125   01/15/06      16,960,000
    24,800  Triton Communications LLC - 144A*...........................................  11.00++  05/01/08      11,656,000
                                                                                                             --------------
                                                                                                                176,819,331
                                                                                                             --------------
            CHEMICALS (0.3%)
     6,000  Octel Developments PLC - 144A* (United Kingdom).............................  10.00    05/01/06       5,880,000
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            COMPUTERS - EQUIPMENT (4.8%)
$   11,500  Advanced Micro Devices, Inc.................................................  11.00%   08/01/03  $   11,270,000
    20,000  CHS Electronics, Inc........................................................   9.875   04/15/05      18,600,000
    46,700  IBM Credit Corp.............................................................  15.00    02/02/99      48,507,290
     8,175  Unisys Corp.................................................................  11.75    10/15/04       9,278,625
    18,000  Unisys Corp. (Series B).....................................................  12.00    04/15/03      20,070,000
                                                                                                             --------------
                                                                                                                107,725,915
                                                                                                             --------------
            CONSUMER PRODUCTS (1.5%)
    11,000  J.B. Williams Holdings, Inc.................................................  12.00    03/01/04      11,000,000
    29,500  Samsonite Corp. - 144A*.....................................................  10.75    06/15/08      22,125,000
     1,000  Windmere-Durable Holdings, Inc..............................................  10.00    07/31/08         960,000
                                                                                                             --------------
                                                                                                                 34,085,000
                                                                                                             --------------
            CONTAINERS (1.6%)
     8,000  Impac Group Inc. - 144A*....................................................  10.125   03/15/08       7,680,000
    12,500  Mail-Well Corp..............................................................  10.50    02/15/04      13,000,000
    14,725  Packaging Resources, Inc....................................................  11.625   05/01/03      14,356,875
                                                                                                             --------------
                                                                                                                 35,036,875
                                                                                                             --------------
            DRUG STORE CHAIN (0.4%)
    10,000  Community Distributors......................................................  10.25    10/15/04       9,150,000
                                                                                                             --------------
            ELECTRICAL & ALARM SYSTEMS (0.9%)
    22,000  Mosler, Inc.................................................................  11.00    04/15/03      19,360,000
                                                                                                             --------------
            ENTERTAINMENT/GAMING & LODGING (8.3%)
    22,000  Aladdin Gaming Holdings/Capital Corp. LLC...................................  13.50++  03/01/10       7,920,000
    20,850  AMF Bowling Worldwide Inc. (Series B).......................................  10.875   03/15/06      19,807,500
    20,075  Argosy Gaming Co. LLC.......................................................  13.25    06/01/04      21,480,250
    13,000  Epic Resorts LLC - 144A*....................................................  13.00    06/15/05      12,959,440
    20,500  Fitzgeralds Gaming Corp. (Series B).........................................  12.25    12/15/04      14,350,000
    25,500  Lady Luck Gaming Finance Corp...............................................  11.875   03/01/01      25,755,000
    16,000  Motels of America, Inc. (Series B)..........................................  12.00    04/15/04      14,400,000
    13,250  Premier Cruises Ltd. - 144A*................................................  11.00    03/15/08       9,076,250
    21,192  Resort At Summerlin.........................................................  13.00+   12/15/07      21,933,368
    12,300  Riviera Holdings Corp.......................................................  10.00    08/15/04      10,824,000
    12,906  Stuart Entertainment, Inc. (Series B).......................................  12.50    11/15/04       6,969,240
    21,300  Walt Disney Co..............................................................  15.00    12/14/98      21,880,851
                                                                                                             --------------
                                                                                                                187,355,899
                                                                                                             --------------
            FINANCE (2.3%)
    50,750  General Electric Capital Corp...............................................  15.00    01/21/99      52,596,285
                                                                                                             --------------
            FOODS & BEVERAGES (8.8%)
    27,081  Envirodyne Industries, Inc..................................................  10.25    12/01/01      25,997,760
    15,221  Fleming Companies, Inc......................................................  10.625   12/15/01      15,373,210

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$    3,500  Fleming Companies, Inc......................................................  10.50%   12/01/04  $    3,535,000
     3,500  Fleming Companies, Inc......................................................  10.625   07/31/07       3,570,000
    51,500  General Mills, Inc..........................................................  15.00    01/29/99      53,517,770
    50,000  Pepsico, Inc................................................................  15.00    08/06/99      54,535,000
    10,000  Sparkling Spring Water (Canada).............................................  11.50    11/15/07       9,700,000
   109,075  Specialty Foods Acquisition Corp. (Series B)................................  13.00++  08/15/05      32,722,500
                                                                                                             --------------
                                                                                                                198,951,240
                                                                                                             --------------
            HEALTHCARE (2.8%)
     5,000  Mediq /PRN Life Support Services, Inc. - 144A*..............................  11.00    06/01/08       4,800,000
     7,500  Pediatric Services of America, Inc. (Series A)..............................  10.00    04/15/08       4,575,000
    16,975  Unilab Corp.................................................................  11.00    04/01/06      17,484,250
    16,500  Unison Healthcare Corp. - 144A* (b).........................................  12.25    11/01/06       8,208,750
     7,000  Universal Hospital Services, Inc. - 144A*...................................  10.25    03/01/08       6,755,000
    30,000  Vencor, Inc.................................................................   9.875   05/01/05      21,300,000
                                                                                                             --------------
                                                                                                                 63,123,000
                                                                                                             --------------
            MANUFACTURING (3.1%)
    11,900  Berry Plastics Corp.........................................................  12.25    04/15/04      12,316,500
     9,075  Cabot Safety Corp...........................................................  12.50    07/15/05       9,982,500
     5,000  Indesco International Inc. - 144A*..........................................   9.75    04/15/08       4,450,000
    71,930  International Semi-Tech Microelectronics, Inc. (Canada).....................  11.50++  08/15/03      15,824,600
    15,500  International Wire Group, Inc...............................................  11.75    06/01/05      16,120,000
    10,500  Outsourcing Services Group, Inc. - 144A*....................................  10.875   03/01/06      10,290,000
                                                                                                             --------------
                                                                                                                 68,983,600
                                                                                                             --------------
            MANUFACTURING - DIVERSIFIED INDUSTRIES (5.8%)
     7,500  Eagle-Picher Industries, Inc................................................   9.375   03/01/08       7,125,000
    11,250  High Voltage Engineering, Inc...............................................  10.50    08/15/04      10,912,500
    15,870  Interlake Corp..............................................................  12.00    11/15/01      16,504,800
    18,400  Interlake Corp..............................................................  12.125   03/01/02      18,975,000
    13,350  J.B. Poindexter & Co., Inc..................................................  12.50    05/15/04      12,282,000
    20,000  Jordan Industries, Inc. (Series B)..........................................  10.375   08/01/07      19,800,000
    57,338  Jordan Industries, Inc. (Series B)..........................................  11.75++  04/01/09      36,696,320
     8,000  Telecommunication Techniques LLC - 144A*....................................   9.75    05/15/08       7,280,000
                                                                                                             --------------
                                                                                                                129,575,620
                                                                                                             --------------
            OIL & GAS (5.1%)
    17,000  Northern Offshore ASA - 144A*...............................................  10.00    05/15/05      14,535,000
    16,000  Petro Stopping Centers L.P..................................................  10.50    02/01/07      16,320,000
    39,700  Texaco Capital LLC..........................................................  15.00    01/13/99      41,016,452
    23,800  Transamerican Refining Corp. (Series A) (Units) ++ - 144A*..................  16.00    06/30/03      23,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$   20,000  Transamerican Refining Corp. (Series C) (Units) ++ - 144A*..................  16.00%   06/30/03  $   20,000,000
                                                                                                             --------------
                                                                                                                115,671,452
                                                                                                             --------------
            PUBLISHING (2.2%)
    14,950  American Media Operations, Inc..............................................  11.625   11/15/04      15,249,000
     7,500  MDC Communications Corp.....................................................  10.50    12/01/06       7,500,000
     7,500  Perry Judds.................................................................  10.625   12/15/07       7,500,000
    21,000  United States Banknote Corp.................................................  10.375   06/01/02      19,950,000
                                                                                                             --------------
                                                                                                                 50,199,000
                                                                                                             --------------
            RESTAURANTS (5.5%)
   141,992  American Restaurant Group Holdings, Inc. - 144A* (c)........................   0.00    12/15/05      35,852,980
     6,000  Ameriking, Inc..............................................................  10.75    12/01/06       5,970,000
    11,621  Carrols Corp................................................................  11.50    08/15/03      12,143,945
    34,207  FRD Acquisition Corp. (Series B)............................................  12.50    07/15/04      34,035,965
    15,500  Friendly Ice Cream Corp.....................................................  10.50    12/01/07      13,640,000
     5,000  Perkins Family Restaurants, L.P.............................................  10.125   12/15/07       5,175,000
    25,000  Planet Hollywood International, Inc.........................................  12.00    04/01/05      17,375,000
                                                                                                             --------------
                                                                                                                124,192,890
                                                                                                             --------------
            RETAIL - FOOD CHAINS (2.6%)
     9,185  Eagle Food Centers, Inc.....................................................   8.625   04/15/00       8,542,050
     9,000  Mrs. Fields Holdings Co. (Units) ++ - 144A*.................................  14.00++  12/01/05       5,130,000
    10,000  Mrs. Fields Original........................................................  10.125   12/01/04       9,800,000
    14,125  Pantry, Inc.................................................................  10.25    10/15/07      13,701,250
    14,500  Pueblo Xtra International, Inc..............................................   9.50    08/01/03      13,811,250
     8,748  Pueblo Xtra International, Inc. (Series C)..................................   9.50    08/01/03       8,332,470
                                                                                                             --------------
                                                                                                                 59,317,020
                                                                                                             --------------
            TELECOMMUNICATION EQUIPMENT (0.3%)
    10,500  FWT, Inc....................................................................   9.875   11/15/07       6,720,000
                                                                                                             --------------
            TELECOMMUNICATIONS (19.0%)
    30,500  21st Century Telecom Group, Inc.............................................  12.25++  02/15/08      14,640,000
    13,500  Advanced Radio Telecommunication............................................  14.00    02/15/07      14,175,000
     9,000  Arch Communications Group, Inc. - 144A*.....................................  12.75    07/01/07       8,910,000
    11,500  Birch Telecom Inc. - 144A* (Units) ++.......................................  14.00    06/15/08      11,155,000
    12,000  CapRock Communications Corp. - 144A*........................................  12.00    07/15/08      11,400,000
    50,300  CellNet Data Systems Inc....................................................  14.00++  10/01/07      21,629,000
    32,625  e. Spire Communications, Inc................................................  13.75    07/15/07      32,951,250
    17,750  Esprit Telecom Group PLC - 144A* (United Kingdom)...........................  10.875   06/15/08      16,685,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                 COUPON   MATURITY
THOUSANDS                                                                                  RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
$   30,000  Facilicom International (Series B)..........................................  10.50%   01/15/08  $   27,000,000
    47,000  Firstworld Communications, Inc. (Units) ++ - 144A*..........................  13.00++  04/15/08      15,040,000
    20,000  Focal Communications - 144A*................................................  12.125++ 02/15/08      10,800,000
    20,400  GST Equipment Funding, Inc..................................................  13.25    05/01/07      22,032,000
    13,800  Hyperion Telecommunication, Inc. (Series A).................................  13.00++  04/15/03       9,108,000
    23,000  Hyperion Telecommunication, Inc. (Series B).................................  12.25    09/01/04      22,080,000
    56,800  In-Flight Phone Corp. (Series B) (d)........................................  14.00    05/15/02       5,964,000
    30,000  Level 3 Communications, Inc.................................................   9.125   05/01/08      26,925,000
     8,500  NextLink Communications, Inc................................................  12.50    04/15/06       9,095,000
    15,000  Optel, Inc. - 144A*.........................................................  11.50    07/01/08      13,350,000
    19,750  Paging Network, Inc.........................................................  10.125   08/01/07      19,058,750
     5,000  Paging Network, Inc.........................................................  10.00    10/15/08       4,800,000
    15,050  Peoples Telephone Co., Inc..................................................  12.25    07/15/02      17,476,813
    18,000  Primus Telecommunication Group, Inc. (Series B).............................   9.875   05/15/08      16,200,000
    11,000  Talton Holdings, Inc (Series B).............................................  11.00    06/30/07      11,000,000
    20,230  USA Mobile Communications Holdings, Inc.....................................   9.50    02/01/04      18,207,000
    18,800  USA Mobile Communications Holdings, Inc.....................................  14.00    11/01/04      20,116,000
    12,000  Versatel Telecom - 144A* (Netherlands)......................................  13.25    05/15/08      11,760,000
    22,000  Winstar Communications, Inc.................................................  14.00++  10/15/05      16,830,000
                                                                                                             --------------
                                                                                                                428,387,813
                                                                                                             --------------
            TRANSPORTATION (0.7%)
    17,500  Alpha Shipping PLC (United Kingdom).........................................   9.50    02/15/08      14,875,000
                                                                                                             --------------
            WIRELESS COMMUNICATION (3.7%)
    19,950  Echostar DBS Corp...........................................................  12.50    07/01/02      21,246,750
     6,500  Globalstar L.P./Capital Corp................................................  11.50    06/01/05       5,005,000
    11,875  Globalstar L.P./Capital Corp................................................  11.375   02/15/04       9,618,750
     1,585  Globalstar L.P./Capital Corp................................................  11.25    06/15/04       1,283,850
    20,800  Globalstar L.P./Capital Corp................................................  10.75    11/01/04      16,224,000
    47,465  TCI Satellite Entertainment Corp............................................  12.25++  02/15/07      29,665,625
                                                                                                             --------------
                                                                                                                 83,043,975
                                                                                                             --------------

            TOTAL CORPORATE BONDS
            (IDENTIFIED COST $2,371,594,227)...............................................................   2,152,328,946
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

 NUMBER OF
   SHARES                                                                                             VALUE
----------------------------------------------------------------------------------------------------------------
              COMMON STOCKS (e) (1.1%)
              AUTOMOTIVE (0.0%)
         709  Northern Holdings Industrial Corp. (c)*...........................................  $     --
                                                                                                  --------------
              ENTERTAINMENT/GAMING & LODGING (0.0%)
       7,500  Motels of America, Inc. - 144A*...................................................         412,500
     781,421  Vagabond Inns, Inc. (Class D) (d).................................................             781
                                                                                                  --------------
                                                                                                         413,281
                                                                                                  --------------
              FOODS & BEVERAGES (0.0%)
     574,725  Specialty Foods Acquisition Corp. - 144A*.........................................         574,725
                                                                                                  --------------
              HEALTHCARE (0.1%)
   1,606,000  Unilab Corp.......................................................................       2,810,500
                                                                                                  --------------
              RESTAURANTS (0.0%)
      38,057  American Restaurant Group Holdings, Inc. - 144A*..................................             381
                                                                                                  --------------
              RETAIL (0.6%)
   2,779,700  County Seat Stores, Inc. (c) (f)..................................................      12,297,393
                                                                                                  --------------
              TEXTILES (0.4%)
   1,754,730  U.S. Leather, Inc. (c)............................................................       8,982,463
                                                                                                  --------------

              TOTAL COMMON STOCKS
              (IDENTIFIED COST $99,876,695).....................................................      25,078,743
                                                                                                  --------------

              PREFERRED STOCK (0.2%)
              RESTAURANTS (0.2%)
       3,500  American Restaurant Group Holdings, Inc. - 144A* (IDENTIFIED COST $3,499,965).....       3,605,000
                                                                                                  --------------

 NUMBER OF                                                                            EXPIRATION
  WARRANTS                                                                               DATE
------------                                                                          ----------
              WARRANTS (e) (0.1%)
              AEROSPACE (0.0%)
       9,000  Sabreliner Corp. - 144A*..............................................   04/15/03          450,000
                                                                                                  --------------
              ENTERTAINMENT/GAMING & LODGING (0.1%)
     220,000  Aladdin Gaming Enterprises, Inc. - 144A*..............................   03/01/10            2,200
      13,000  Epic Resorts LLC - 144A*..............................................   06/15/05              130
     207,312  Fitzgeralds Gaming Corp...............................................   12/19/98          933,009
       7,000  Fitzgeralds South Inc. - 144A*........................................   03/15/99         --
      20,000  Resort At Summerlin - 144A*...........................................   12/15/07              200
                                                                                                  --------------
                                                                                                         935,539
                                                                                                  --------------
              RESTAURANTS (0.0%)
       3,500  American Restaurant Group Holdings, Inc. - 144A*......................   08/15/00         --
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS AUGUST 31, 1998, CONTINUED

 NUMBER OF                                                                            EXPIRATION
  WARRANTS                                                                               DATE         VALUE
----------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATIONS (0.0%)
      12,000  Versatel Telecom - 144A* (Netherlands)................................   05/15/08   $      120,000
                                                                                                  --------------

              TOTAL WARRANTS
              (IDENTIFIED COST $1,194,037)......................................................       1,505,539
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN                                                                                COUPON   MATURITY
 THOUSANDS                                                                                 RATE      DATE
------------                                                                              ------   --------
              SHORT-TERM INVESTMENT (0.2%)
              REPURCHASE AGREEMENT
$      5,318  The Bank of New York
                (dated 08/31/98;
                proceeds $5,318,474) (g)
                (IDENTIFED COST $5,318,474).............................................  5.75%    09/01/98       5,318,474
                                                                                                             --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $2,481,483,398) (h)....................................................   97.3 %   2,187,836,702

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    2.7        61,197,599
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,249,034,301
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Resale is restricted to qualified institutional investors.
 +   Payment-in-kind security.
++ Currently a zero coupon bond and will pay interest at the rate shown at a future specified date.
++ Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
(a)  Issuer in bankruptcy.
(b)  Non-income producing security; bond in default.
(c)  Acquired through exchange offer.
(d)  Non-income producing security; issuer in bankruptcy.
(e)  Non-income producing securities.
(f) Includes 997,289 shares which are due from the issuer pursuant to a reorganization.
(g) Collateralized by $4,462,625 Federal National Mortgage Assoc. 6.59% due 09/17/07 valued at $4,941,936 and $483,647 U.S. Treasury Note 3.375% due
     01/15/07 valued at $482,907.
(h) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $35,185,627 and the aggregate gross unrealized depreciation is $328,832,323, resulting in net unrealized depreciation of $293,646,696.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998

ASSETS:
Investments in securities, at value
  (identified cost $2,481,483,398)..........................................................  $2,187,836,702
Receivable for:
    Interest................................................................................      56,175,500
    Investments sold........................................................................      36,690,422
    Capital stock sold......................................................................       4,917,055
Prepaid expenses and other assets...........................................................         105,696
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,285,725,375
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................      21,635,406
    Investments purchased...................................................................       9,296,418
    Dividends and distributions to shareholders.............................................       3,370,887
    Plan of distribution fee................................................................       1,260,397
    Investment management fee...............................................................         795,601
Accrued expenses and other payables.........................................................         332,365
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      36,691,074
                                                                                              --------------
     NET ASSETS.............................................................................  $2,249,034,301
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $3,376,133,454
Net unrealized depreciation.................................................................    (293,646,696)
Accumulated undistributed net investment income.............................................      15,318,425
Accumulated net realized loss...............................................................    (848,770,882)
                                                                                              --------------
     NET ASSETS.............................................................................  $2,249,034,301
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................  $   30,678,260
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       4,982,846
     NET ASSET VALUE PER SHARE..............................................................           $6.16
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
      ASSET VALUE)..........................................................................           $6.50
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,761,147,361
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     286,563,788
     NET ASSET VALUE PER SHARE..............................................................           $6.15
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................  $   56,626,183
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       9,204,176
     NET ASSET VALUE PER SHARE..............................................................           $6.15
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................  $  400,582,497
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................      65,061,856
     NET ASSET VALUE PER SHARE..............................................................           $6.16
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1998

NET INVESTMENT INCOME:

INCOME
Interest.....................................................................................  $ 235,784,092
Dividends....................................................................................         40,625
                                                                                               -------------

     TOTAL INCOME............................................................................    235,824,717
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................         51,000
Plan of distribution fee (Class B shares)....................................................     10,737,221
Plan of distribution fee (Class C shares)....................................................        281,533
Investment management fee....................................................................      7,756,546
Transfer agent fees and expenses.............................................................      1,467,047
Registration fees............................................................................        320,679
Shareholder reports and notices..............................................................        120,895
Custodian fees...............................................................................        119,918
Professional fees............................................................................         71,645
Directors' fees and expenses.................................................................         18,793
Other........................................................................................         26,762
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     20,972,039
                                                                                               -------------

     NET INVESTMENT INCOME...................................................................    214,852,678
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss............................................................................    (27,425,899)
Net change in unrealized appreciation........................................................   (230,215,151)
                                                                                               -------------

     NET LOSS................................................................................   (257,641,050)
                                                                                               -------------

NET DECREASE.................................................................................  $ (42,788,372)
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR        FOR THE YEAR
                                                                            ENDED              ENDED
                                                                       AUGUST 31, 1998    AUGUST 31, 1997*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................  $   214,852,678  $         55,526,474
Net realized loss....................................................      (27,425,899)          (39,986,189)
Net change in unrealized appreciation................................     (230,215,151)           50,139,683
                                                                       ---------------  --------------------

     NET INCREASE (DECREASE).........................................      (42,788,372)           65,679,968
                                                                       ---------------  --------------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares.......................................................       (2,263,130)              (12,761)
Class B shares.......................................................     (152,306,144)              (95,764)
Class C shares.......................................................       (3,375,190)              (32,881)
Class D shares.......................................................      (49,344,880)          (57,967,266)
                                                                       ---------------  --------------------

     TOTAL DIVIDENDS.................................................     (207,289,344)          (58,108,672)
                                                                       ---------------  --------------------
Net increase from capital stock transactions.........................    1,997,043,217            34,294,665
                                                                       ---------------  --------------------

     NET INCREASE....................................................    1,746,965,501            41,865,961

NET ASSETS:
Beginning of period..................................................      502,068,800           460,202,839
                                                                       ---------------  --------------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $15,318,425 AND
    $7,755,090, RESPECTIVELY)........................................  $ 2,249,034,301  $        502,068,800
                                                                       ---------------  --------------------
                                                                       ---------------  --------------------

---------------------

 *   Class A, Class B and Class C shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund"), formerly Dean Witter High Yield Securities Inc., is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of theses Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts,

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $50,323,518 at August 31, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended August 31, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4,765, $2,485,044 and $62,533, respectively and received $542,700 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 1998, aggregated $1,766,431,143 and $1,187,859,454, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent. At August 31, 1998, the Fund had transfer agent fees and expenses payable of approximately $20,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended August 31, 1998 included in Directors' fees and expenses in the Statement of Operations amounted to $5,160. At August 31, 1998, the Fund had an accrued pension liability of $50,924 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

At August 31, 1998, the Fund had a net capital loss carryover of approximately $812,887,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 of the following years:

                                            AMOUNTS IN THOUSANDS
------------------------------------------------------------------------------------------------------------
    1999           2000          2001          2002          2003         2004         2005         2006
-------------  -------------  -----------  -------------  -----------  -----------  -----------  -----------
$     293,125  $     182,201  $    45,084  $     166,660  $    50,599  $    23,296  $    39,319  $    12,603

Due to the Fund's acquisition of Dean Witter High Income Securities, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $24,854,000 during fiscal 1998.

At August 31, 1998, the Fund had temporary book/tax differences primarily attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to an expired capital loss carryover. To reflect reclassifications arising from the

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

permanent differences, paid-in-capital was charged $83,011,249, accumulated net realized loss was credited $82,382,928 and accumulated undistributed net investment net investment income was credited $628,321.

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                           FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                        ENDED
                                                                         AUGUST 31, 1998             AUGUST 31, 1997*
                                                                   ----------------------------  -------------------------
                                                                      SHARES         AMOUNT        SHARES        AMOUNT
                                                                   ------------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................     6,202,135  $   41,894,662      292,513  $  1,999,324
Reinvestment of dividends........................................       157,371       1,048,292          553         3,764
Redeemed.........................................................    (1,669,303)    (10,859,033)        (423)       (2,907)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class A...........................................     4,690,203      32,083,921      292,643     2,000,181
                                                                   ------------  --------------  -----------  ------------

CLASS B SHARES
Sold.............................................................   138,948,772     936,076,158    2,516,637    17,204,073
Reinvestment of dividends........................................     8,546,591      57,074,799        6,503        44,221
Shares issued in connection with the acquisition of Dean Witter
 High Income Securities..........................................   214,915,122   1,469,485,599      --            --
Redeemed.........................................................   (78,167,748)   (520,016,664)    (202,089)   (1,383,116)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class B...........................................   284,242,737   1,942,619,892    2,321,051    15,865,178
                                                                   ------------  --------------  -----------  ------------

CLASS C SHARES
Sold.............................................................    11,809,001      79,632,646      766,860     5,242,777
Reinvestment of dividends........................................       275,586       1,835,966        2,742        18,649
Redeemed.........................................................    (3,646,560)    (24,328,636)      (3,453)      (23,617)
                                                                   ------------  --------------  -----------  ------------
Net increase - Class C...........................................     8,438,027      57,139,976      766,149     5,237,809
                                                                   ------------  --------------  -----------  ------------

CLASS D SHARES
Sold.............................................................     2,051,764      13,876,135    7,619,881    51,079,158
Reinvestment of dividends........................................     3,963,509      26,652,063    4,584,033    30,556,953
Redeemed.........................................................   (11,183,022)    (75,328,770) (10,516,313)  (70,444,614)
                                                                   ------------  --------------  -----------  ------------
Net increase (decrease) - Class D................................    (5,167,749)    (34,800,572)   1,687,601    11,191,497
                                                                   ------------  --------------  -----------  ------------
Net increase in Fund.............................................   292,203,218  $1,997,043,217    5,067,444  $ 34,294,665
                                                                   ------------  --------------  -----------  ------------
                                                                   ------------  --------------  -----------  ------------

---------------------

 * For Class A, B and C shares, for the period July 28 (issue date) through August 31, 1997.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS AUGUST 31, 1998, CONTINUED

7. ACQUISITION OF DEAN WITTER HIGH INCOME SECURITIES

As of the close of business on November 7, 1997, the Fund acquired all the net assets of Dean Witter High Income Securities ("High Income") pursuant to a plan of reorganization approved by the shareholders of High Income on October 24, 1997. The acquisition was accomplished by a tax-free exchange of 214,915,122 Class B shares of the Fund at a net asset value of $6.84 per share for 147,149,092 shares of High Income. The net assets immediately before the acquisition were $552,658,205 for the Fund and $1,469,485,599 for High Income, including unrealized appreciation of $43,052,745. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,022,143,804.

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                    FOR THE YEAR ENDED AUGUST 31
                   ----------------------------------------------------------------------------------------------
                    1998++        1997*     1996     1995     1994     1993     1992     1991     1990      1989
-----------------------------------------------------------------------------------------------------------------

CLASS D SHARES

PER SHARE
OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period..........  $    6.82      $ 6.71   $ 6.77   $ 6.83   $ 7.58   $ 7.23   $ 5.92   $ 6.78   $ 10.40   $11.99
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

Net investment
 income..........       0.78        0.79     0.83     0.80     0.79     0.89     0.95     0.94      1.48     1.67
Net realized and
 unrealized gain
 (loss)..........      (0.71)       0.15    (0.12)   (0.06)   (0.68)    0.54     1.04    (0.86)    (3.78)   (1.48)
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

Total from
 investment
 operations......       0.07        0.94     0.71     0.74     0.11     1.43     1.99     0.08     (2.30)    0.19
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

Less dividends
 and
 distributions
 from:
   Net investment
   income........      (0.73)      (0.83)   (0.77)   (0.80)   (0.86)   (1.08)   (0.68)   (0.94)    (1.32)   (1.75)
   Paid-in-capital...    --         --       --       --       --       --       --       --       --       (0.03)
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

Total dividends
 and
 distributions...      (0.73)      (0.83)   (0.77)   (0.80)   (0.86)   (1.08)   (0.68)   (0.94)    (1.32)   (1.78)
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

Net asset value,
 end of period...  $    6.16      $ 6.82   $ 6.71   $ 6.77   $ 6.83   $ 7.58   $ 7.23   $ 5.92   $  6.78   $10.40
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------
                   ---------      ------   ------   ------   ------   ------   ------   ------   -------   ------

TOTAL INVESTMENT
RETURN+..........       0.63%      15.01%   11.07%   11.98%    0.93%   22.29%   35.46%    4.67%   (23.28)%   1.39%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........       0.51%(1)    0.68%    0.66%    0.79%    0.69%    0.67%    0.77%    0.87%     0.60%    0.49%

Net investment
 income..........      11.54%(1)   11.78%   12.27%   12.06%   10.40%   12.14%   13.96%   16.47%    17.67%   14.61%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........       $401        $479     $460     $455     $478     $540     $512     $436      $690   $1,794

Portfolio
 turnover rate...       % 66         113%      49%      74%     127%     173%     113%      93%       21%      55%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                       FOR THE PERIOD
                                                      FOR THE YEAR     JULY 28, 1997*
                                                         ENDED            THROUGH
                                                       AUGUST 31,        AUGUST 31,
                                                         1998++            1997++
-------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............     $     6.82          $ 6.83
                                                           ------          ------
Net investment income.............................           0.76            0.07
Net realized and unrealized loss..................          (0.71)          (0.03)
                                                           ------          ------
Total from investment operations..................           0.05            0.04
                                                           ------          ------
Less dividends from net investment income.........          (0.71)          (0.05)
                                                           ------          ------
Net asset value, end of period....................     $     6.16          $ 6.82
                                                           ------          ------
                                                           ------          ------
TOTAL INVESTMENT RETURN+..........................           0.40%           0.65%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           0.75%(3)        0.93%(2)
Net investment income.............................          11.30%(3)       11.80%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........        $30,678          $1,996
Portfolio turnover rate...........................             66%            113%

CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............     $     6.82          $ 6.83
                                                           ------          ------
Net investment income.............................           0.73            0.07
Net realized and unrealized loss..................          (0.72)          (0.03)
                                                           ------          ------
Total from investment operations..................           0.01            0.04
                                                           ------          ------
Less dividends from net investment income.........          (0.68)          (0.05)
                                                           ------          ------
Net asset value, end of period....................     $     6.15          $ 6.82
                                                           ------          ------
                                                           ------          ------
TOTAL INVESTMENT RETURN+..........................          (0.23)%          0.62%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................           1.25%(3)        1.42%(2)
Net investment income.............................          10.80%(3)       11.28%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........     $1,761,147         $15,828
Portfolio turnover rate...........................             66%            113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                       FOR THE PERIOD
                                                      FOR THE YEAR     JULY 28, 1997*
                                                         ENDED            THROUGH
                                                       AUGUST 31,        AUGUST 31,
                                                         1998++            1998++
-------------------------------------------------------------------------------------

CLASS C SHARES

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period..............      $   6.82           $ 6.83
                                                          ------           ------

Net investment income.............................          0.72             0.07
Net realized and unrealized loss..................         (0.72)           (0.03)
                                                          ------           ------

Total from investment operations..................          0.00             0.04
                                                          ------           ------

Less dividends from net investment income.........         (0.67)           (0.05)
                                                          ------           ------

Net asset value, end of period....................      $   6.15           $ 6.82
                                                          ------           ------
                                                          ------           ------

TOTAL INVESTMENT RETURN+..........................         (0.34)%           0.62%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................................          1.36%(3)         1.52%(2)

Net investment income.............................         10.69%(3)        11.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...........       $56,626           $5,225

Portfolio turnover rate...........................            66%             113%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HIGH YIELD SECU-
RITIES INC.
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter High Yield Securities Inc. (the "Fund"), formerly Dean Witter High Yield Securities Inc., at August 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
OCTOBER 9, 1998

                MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

                             PART C  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  FINANCIAL STATEMENTS

     (1) Financial statements and schedules, included in Prospectus (Part A):

                                                                 PAGE IN
                                                                 PROSPECTUS
          Financial Highlights for the years August 31, 1989,
          1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997 and
          1998 (Class D). . . . . . . . . . . . . . . . . . . . .     6

          Financial Highlights for the period July 28, 1997
          through August 31, 1997 and the year ended
          August 31, 1998 (Classes A, B and C). . . . . . . . . .     7

                                                                 PAGE IN
                                                                 SAI
     (1) Financial statements included in the Statement of Additional Information Part B:

          Portfolio of Investments at August 31, 1998 . . . . . .    39

          Statement of Assets and Liabilities at
          August 31, 1998 . . . . . . . . . . . . . . . . . . . .    46

          Statements of Operations for the year ended
          August 31, 1998 . . . . . . . . . . . . . . . . . . . .    46

          Statement of Changes in Net Assets for the years ended
          August 31, 1997 and August 31, 1998 . . . . . . . . . .    47

          Notes to Financial Statements at August 31, 1998. . . .    48

          Financial Highlights for the years August 31, 1989,
          1990, 1991, 1992, 1993, 1994, 1995, 1996, 1997 and
          1998 (Class D). . . . . . . . . . . . . . . . . . . . .    55

          Financial Highlights for the period July 28, 1997
          through August 31, 1997 and the year ended
          August 31, 1998 (Classes A, B and C). . . . . . . . . .    56

     (3)  Financial statements included in Part C:

          None

     (b) EXHIBITS:

          1.   Form of Articles of Amendment of the Registrant.

          5. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

          6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors, Inc.

          8.   Form of Amended and Restated Transfer Agency and Service
               Agreement.

          9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

          11.  Consent of Independent Accountants.

          16.  Schedules for Computation of Performance Quotations.

          18.  Amended Multiple-Class Plan pursuant to Rule 18f-3.

          27.  Financial Data Schedules.


All other exhibits were previously filed via EDGAR and are hereby incorporated by reference.


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          None

Item 26.  NUMBER OF HOLDERS OF SECURITIES.

          (1)                               (2)
                                   NUMBER OF RECORD HOLDERS
     TITLE OF CLASS                  AT SEPTEMBER 30, 1998
     Class A                                1,173
     Class B                               73,035
     Class C                                2,600
     Class D                               28,203

Item 27.  INDEMNIFICATION

     Reference is made to Section 3.15 of the Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit, or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Acts remains in effect.

     Registrant, in conjunction with the Investment Manager, Registrant's Directors, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Director, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him.

Item 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "The Fund and Its Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"). MSDW Advisors is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. The principal address of the Morgan Stanley Dean Witter Funds is Two World Trade Center, New York, New York 10048.

     The term "Morgan Stanley Dean Witter Funds" refers to the following registered investment companies:

CLOSED-END INVESTMENT COMPANIES
(1)  Dean Witter Government Income Trust
(2)  High Income Advantage Trust
(3)  High Income Advantage Trust II
(4)  High Income Advantage Trust III
(5)  InterCapital California Insured Municipal Income Trust
(6)  InterCapital California Quality Municipal Securities
(7)  InterCapital Income Securities Inc.
(8)  InterCapital Insured California Municipal Securities
(9)  InterCapital Insured Municipal Bond Trust
(10) InterCapital Insured Municipal Income Trust
(11) InterCapital Insured Municipal Securities
(12) InterCapital Insured Municipal Trust
(13) InterCapital New York Quality Municipal Securities
(14) InterCapital Quality Municipal Income Trust
(15) InterCapital Quality Municipal Investment Trust
(16) InterCapital Quality Municipal Securities
(17) Municipal Income Opportunities Trust
(18) Municipal Income Opportunities Trust II
(19) Municipal Income Opportunities Trust III

(20) Municipal Income Trust
(21) Municipal Income Trust II
(22) Municipal Income Trust III
(23) Municipal Premium Income Trust
(24) Morgan Stanley Dean Witter Prime Income Trust

OPEN-END INVESTMENT COMPANIES
(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter American Value Fund
(6)  Morgan Stanley Dean Witter Balanced Growth Fund
(7)  Morgan Stanley Dean Witter Balanced Income Fund
(8)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(10) Morgan Stanley Dean Witter Capital Appreciation Fund
(11) Morgan Stanley Dean Witter Capital Growth Securities
(12) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13) Morgan Stanley Dean Witter Convertible Securities Trust
(14) Morgan Stanley Dean Witter Developing Growth Securities Trust
(15) Morgan Stanley Dean Witter Diversified Income Trust
(16) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17) Morgan Stanley Dean Witter Equity Fund
(18) Morgan Stanley Dean Witter European Growth Fund Inc.
(19) Morgan Stanley Dean Witter Federal Securities Trust
(20) Morgan Stanley Dean Witter Financial Services Trust
(21) Morgan Stanley Dean Witter Fund of Funds
(22) Morgan Stanley Dean Witter Global Dividend Growth Securities
(23) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(24) Morgan Stanley Dean Witter Global Utilities Fund
(25) Morgan Stanley Dean Witter Growth Fund
(26) Morgan Stanley Dean Witter Hawaii Municipal Trust
(27) Morgan Stanley Dean Witter Health Sciences Trust
(28) Morgan Stanley Dean Witter High Yield Securities Inc.
(29) Morgan Stanley Dean Witter Income Builder Fund
(30) Morgan Stanley Dean Witter Information Fund
(31) Morgan Stanley Dean Witter Intermediate Income Securities
(32) Morgan Stanley Dean Witter International SmallCap Fund
(33) Morgan Stanley Dean Witter Japan Fund
(34) Morgan Stanley Dean Witter Limited Term Municipal Trust
(35) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36) Morgan Stanley Dean Witter Market Leader Trust
(37) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43) Morgan Stanley Dean Witter Pacific Growth Fund

(44) Morgan Stanley Dean Witter Precious Metals and Minerals Trust
(45) Morgan Stanley Dean Witter S&P 500 Index Fund
(46) Morgan Stanley Dean Witter S&P 500 Select Fund
(47) Morgan Stanley Dean Witter Select Dimensions Investment Series
(48) Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
(49) Morgan Stanley Dean Witter Short-Term Bond Fund
(50) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(51) Morgan Stanley Dean Witter Special Value Fund
(52) Morgan Stanley Dean Witter Strategist Fund
(53) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(54) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(55) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(56) Morgan Stanley Dean Witter U.S. Government Securities Trust
(57) Morgan Stanley Dean Witter Utilities Fund
(58) Morgan Stanley Dean Witter Value Fund
(59) Morgan Stanley Dean Witter Value-Added Market Series
(60) Morgan Stanley Dean Witter Variable Investment Series
(61) Morgan Stanley Dean Witter World Wide Income Trust

     The term "TCW/DW Funds" refers to the following registered investment companies:

OPEN-END INVESTMENT COMPANIES
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth Fund
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

CLOSED-END INVESTMENT COMPANIES
(1)  TCW/DW Term Trust 2000
(2)  TCW/DW Term Trust 2002
(3)  TCW/DW Term Trust 2003

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Mitchell M. Merin             Chairman and Director of Morgan Stanley Dean
President, Chief              Witter Distributors Inc. ("MSDW Distributors") and
Executive Officer and         Morgan Stanley Dean Witter Trust FSB ("MSDW
Director                      Trust"); President, Chief Executive Officer and
                              Director of Morgan Stanley Dean Witter Services
                              Company Inc. ("MSDW Services"); Executive Vice
                              President and Director of Dean Witter Reynolds
                              Inc. ("DWR"); Director of SPS Transaction
                              Services, Inc. and various other Morgan Stanley
                              Dean Witter & Co. ("MSDW") subsidiaries.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Thomas C. Schneider           Executive Vice President and Chief Strategic and
Executive Vice                Administrative Officer of MSDW; Executive Vice
President and  Chief          President and Chief Financial Officer of MSDW
Financial Officer             Services; Director of DWR and MSDW.

Robert M. Scanlan             President, Chief Operating Officer and Director of
President, Chief              MSDW Services, Executive Vice President of MSDW
Operating Officer             Distributors; Executive Vice President and and
Director                      Director of MSDW Trust; Vice President of the
                              Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.


Joseph J. McAlinden           Vice President of the Morgan Stanley Dean Witter
Executive Vice President      Funds and Director of MSDW Trust.
and Chief Investment
Officer

Ronald E. Robison             Vice President of the Morgan Stanley Dean Witter
Executive Vice President      Funds and the TCW/DW Funds.
And Chief Administrative
Officer

Edward C. Oelsner, III
Executive Vice President

Barry Fink                    Assistant Secretary of DWR; Senior Vice President,
Senior Vice President,        Secretary, General Counsel and Director of MSDW
Secretary, General            Services; Senior Vice President, Assistant
Counsel and Director          Secretary and Assistant General Counsel of MSDW
                              Distributors; Vice President, Secretary and
                              General Counsel of the Morgan Stanley Dean Witter
                              Funds and the TCW/DW Funds.

Peter M. Avelar               Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Mark Bavoso                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Richard Felegy
Senior Vice President

Edward F. Gaylor              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Robert S. Giambrone           Senior Vice President of MSDW Services, MSDW enior
Vice President                Distributors and MSDW Trust and Director of MSDW
                              Trust; Vice President of the Morgan Stanley Dean
                              Witter Funds and the TCW/DW Funds.

Rajesh Gupta                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kenton J. Hinchliffe          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Kevin Hurley                  Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Margaret Iannuzzi
Senior Vice President

Jenny Beth Jones              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

John B. Kemp, III             President of MSDW Distributors.
Senior Vice President

Anita H. Kolleeny             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Jonathan R. Page              Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ira N. Ross                   Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Guy G. Rutherfurd, Jr.        Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Rochelle G. Siegel            Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Jayne M. Stevlingson          Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Paul D. Vance                 Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Elizabeth A. Vetell
Senior Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

James F. Willison             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Ronald J. Worobel             Vice President of various Morgan Stanley Dean
Senior Vice President         Witter Funds.

Douglas Brown
First Vice President

Thomas F. Caloia              First Vice President and Assistant Treasurer of
First Vice President          MSDW Services; Assistant Treasurer of MSDW
and Assistant                 Distributors; Treasurer and Chief Financial
Treasurer                     Officer of the Morgan Stanley Dean Witter Funds
                              and the TCW/DW Funds.

Thomas Chronert
First Vice President

Rosalie Clough
First Vice President

Marilyn K. Cranney            Assistant Secretary of DWR; First Vice President
First Vice President          and Assistant Secretary of MSDW Services; and
Assistant Secretary           Assistant Secretary of the Morgan Stanley Dean
                              Witter Funds and the TCW/DW Funds.

Salvatore DeSteno             Vice President of MSDW Services.
First Vice President

Michael Interrante            First Vice President and Controller of MSDW
First Vice President          Services; Assistant Treasurer of MSDW
and Controller                Distributors; First Vice President and Treasurer
                              of MSDW Trust.

David Johnson
First Vice President

Stanley Kapica
First Vice President

Carsten Otto                  First Vice President and Assistant Secretary of
First Vice President          MSDW Services; Assistant Secretary of the
and Assistant Secretary       Morgan Stanley Dean Witter Funds and the TCW/DW
                              Funds.

Robert Zimmerman
First Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Dale Albright
Vice President

Joan G. Allman
Vice President

Andrew Arbenz
Vice President

Joseph Arcieri                Vice President of various Morgan Stanley Dean Vice
President                     Witter Funds.

Nancy Belza
Vice President

Maurice Bendrihem
Vice President and
Assistant Controller

Frank Bruttomesso             Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Ronald Caldwell
Vice President

Joseph Cardwell
Vice President

Philip Casparius
Vice President

David Dineen                  Vice President of Dean Witter Global Asset Vice
Vice President                President Allocation Fund.

Bruce Dunn
Vice President

Michael Durbin
Vice President

Sheila Finnerty
Vice President

Jeffrey D. Geffen
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Michael Geringer
Vice President

Ellen Gold
Vice President

Stephen Greenhut
Vice President

Sandra Grossman
Vice President

Peter W. Gurman
Vice President

Matthew Haynes                Vice President of various Morgan Stanley Dean Vice
Vice President                President WitterFunds.

Peter Hermann                 Vice President of various Morgan Stanley Dean Vice
Vice President                President Witter Funds.

Elizabeth Hinchman
Vice President

David Hoffman
Vice President

Christopher Jones
Vice President

Kevin Jung
Vice President

Carol Espejo Kane
Vice President

Michelle Kaufman              Vice President of various Morgan Stanley Dean Vice
Vice President                President Witter Funds.

Paula LaCosta                 Vice President of various Morgan Stanley Dean Vice
Vice President                President Witter Funds.

Thomas Lawlor
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Gerard J. Lian                Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Nancy Login
Vice President

Steven MacNamara
Vice President

Catherine Maniscalco          Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Albert McGarity
Vice President

LouAnne D. McInnis            Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Sharon K. Milligan
Vice President

Julie Morrone
Vice President

Mary Beth Mueller
Vice President

David Myers                   Vice President of Morgan Stanley Dean Witter
Vice President                Natural Resource Development Securities Inc.

Richard Norris
Vice President

George Paoletti
Vice President

Anne Pickrell                 Vice President of various  Morgan Stanley Dean
Vice President                Witter Funds.

Michael Roan
Vice President

John Roscoe
Vice President

NAME AND POSITION             OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION
MORGAN STANLEY DEAN           WITH OR EMPLOYMENT, INCLUDING NAME, PRINCIPAL
WITTER ADVISORS INC.          ADDRESS AND NATURE OF CONNECTION

Hugh Rose
Vice President

Robert Rossetti               Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

Ruth Rossi                    Vice President and Assistant Secretary of MSDW
Vice President and            Services; Assistant Secretary of the Morgan
Assistant Secretary           Stanley Dean Witter Funds and the TCW/DW Funds.

Carl F. Sadler
Vice President

Deborah Santaniello
Vice President

Peter J. Seeley               Vice President of various Morgan Stanley Dean Vice
Vice President                President Witter Funds.

Robert Stearns
Vice President

Naomi Stein
Vice President

Kathleen H. Stromberg         Vice President of various Morgan Stanley Dean Vice
Vice President                President Witter Funds.

Marybeth Swisher
Vice President

Robert Vanden Assem
Vice President

James P. Wallin
Vice President

Alice Weiss                   Vice President of various Morgan Stanley Dean
Vice President                Witter Funds.

John Wong
Vice President

Item 29.    PRINCIPAL UNDERWRITERS

(a)Morgan Stanley Dean Witter Distributors Inc. ("MSDW Distributors"), a Delaware corporation, is the principal underwriter of the Registrant. MSDW Distributors is also the principal underwriter of the following investment companies:

(1)  Active Assets California Tax-Free Trust
(2)  Active Assets Government Securities Trust
(3)  Active Assets Money Trust
(4)  Active Assets Tax-Free Trust
(5)  Morgan Stanley Dean Witter American Value Fund
(6)  Morgan Stanley Dean Witter Balanced Growth Fund
(7)  Morgan Stanley Dean Witter Balanced Income Fund
(8)  Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
(9)  Morgan Stanley Dean Witter California Tax-Free Income Fund
(10) Morgan Stanley Dean Witter Capital Appreciation Fund
(11) Morgan Stanley Dean Witter Capital Growth Securities
(12) Morgan Stanley Dean Witter Competitive Edge Fund, "BEST IDEAS PORTFOLIO"
(13) Morgan Stanley Dean Witter Convertible Securities Trust
(14) Morgan Stanley Dean Witter Developing Growth Securities Trust
(15) Morgan Stanley Dean Witter Diversified Income Trust
(16) Morgan Stanley Dean Witter Dividend Growth Securities Inc.
(17) Morgan Stanley Dean Witter Equity Fund
(18) Morgan Stanley Dean Witter European Growth Fund Inc.
(19) Morgan Stanley Dean Witter Federal Securities Trust
(20) Morgan Stanley Dean Witter Financial Services Trust
(21) Morgan Stanley Dean Witter Fund of Funds
(22) Morgan Stanley Dean Witter Global Dividend Growth Securities
(23) Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
(24) Morgan Stanley Dean Witter Global Utilities Fund
(25) Morgan Stanley Dean Witter Growth Fund
(26) Morgan Stanley Dean Witter Hawaii Municipal Trust
(27) Morgan Stanley Dean Witter Health Sciences Trust
(28) Morgan Stanley Dean Witter High Yield Securities Inc.
(29) Morgan Stanley Dean Witter Income Builder Fund
(30) Morgan Stanley Dean Witter Information Fund
(31) Morgan Stanley Dean Witter Intermediate Income Securities
(32) Morgan Stanley Dean Witter International SmallCap Fund
(33) Morgan Stanley Dean Witter Japan Fund
(34) Morgan Stanley Dean Witter Limited Term Municipal Trust
(35) Morgan Stanley Dean Witter Liquid Asset Fund Inc.
(36) Morgan Stanley Dean Witter Market Leader Trust
(37) Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities
(38) Morgan Stanley Dean Witter Mid-Cap Growth Fund
(39) Morgan Stanley Dean Witter Multi-State Municipal Series Trust
(40) Morgan Stanley Dean Witter Natural Resource Development Securities Inc.
(41) Morgan Stanley Dean Witter New York Municipal Money Market Trust
(42) Morgan Stanley Dean Witter New York Tax-Free Income Fund
(43) Morgan Stanley Dean Witter Pacific Growth Fund Inc.
(44) Morgan Stanley Dean Witter Precious Metals and Minerals Trust

(45) Morgan Stanley Dean Witter Prime Income Trust
(46) Morgan Stanley Dean Witter S&P 500 Index Fund
(47) Morgan Stanley Dean Witter S&P 500 Select Fund
(48) Morgan Stanley Dean Witter Short-Term Bond Fund
(49) Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
(50) Morgan Stanley Dean Witter Special Value Fund
(51) Morgan Stanley Dean Witter Strategist Fund
(52) Morgan Stanley Dean Witter Tax-Exempt Securities Trust
(53) Morgan Stanley Dean Witter Tax-Free Daily Income Trust
(54) Morgan Stanley Dean Witter U.S. Government Money Market Trust
(55) Morgan Stanley Dean Witter U.S. Government Securities Trust
(56) Morgan Stanley Dean Witter Utilities Fund
(57) Morgan Stanley Dean Witter Value-Added Market Series
(58) Morgan Stanley Dean Witter Value Fund
(59) Morgan Stanley Dean Witter Variable Investment Series
(60) Morgan Stanley Dean Witter World Wide Income Trust
(1)  TCW/DW Emerging Markets Opportunities Trust
(2)  TCW/DW Global Telecom Trust
(3)  TCW/DW Income and Growth
(4)  TCW/DW Latin American Growth Fund
(5)  TCW/DW Mid-Cap Equity Trust
(6)  TCW/DW North American Government Income Trust
(7)  TCW/DW Small Cap Growth Fund
(8)  TCW/DW Total Return Trust

(b) The following information is given regarding directors and officers of MSDW Distributors not listed in Item 28 above. The principal address of MSDW Distributors is Two World Trade Center, New York, New York 10048. None of the following persons has any position or office with the Registrant.

NAME                          POSITIONS AND OFFICE WITH MSDW DISTRIBUTORS

Richard M. DeMartini          Director

Christine Edwards             Executive Vice President, Secretary, Director and
                              Chief Legal Officer.

Michael T. Gregg              Vice President and Assistant Secretary.


James F. Higgins              Director

Fredrick K. Kubler            Senior Vice President, Assistant Secretary and
                              Chief Compliance Officer.

Philip J. Purcell             Director

John Schaeffer                Director

Charles Vidala                Senior Vice President and Financial Principal

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

Item 31.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 29th day of October, 1998.

                         MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.

                         By   /s/ Barry Fink
                           -----------------------------------
                                  Barry Fink
                                  Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the dates indicated.



     Signatures                              Title                                 Date
     ----------                              -----                                 ----

     (1) Principal Executive Officer         President, Chief
                                             Executive Officer,
                                             Director and Chairman

     By  /s/Charles A. Fiumefreddo                                               10/29/98
         -------------------------------
             Charles A. Fiumefreddo

     (2) Principal Financial Officer         Treasurer and Principal
                                             Accounting Officer

     By  /s/Thomas F. Caloia                                                     10/29/98
         -------------------------------
             Thomas F. Caloia

     (3) Majority of the Directors

         Charles A. Fiumefreddo (Chairman)
         Philip J. Purcell


     By  /s/Barry Fink                                                           10/29/98
         -------------------------------
            Barry Fink
            Attorney-in-Fact

      Michael Bozic           Manuel H. Johnson
      Edwin J. Garn           Michael E. Nugent
      John R. Haire           John L. Schroeder
      Wayne E. Hedien

     By  /s/David M. Butowsky                                                    10/29/98
         -------------------------------
            David M. Butowsky
            Attorney-in-Fact

               MORGAN STANLEY DEAN WITTER HIGH YIELD SECURITIES INC.


                                   EXHIBIT INDEX



     1.   Form of Articles of Amendment of the Registrant.

     5. Form of Amended Investment Management Agreement between the Registrant and Morgan Stanley Dean Witter Advisors Inc.

     6. Form of Amended Distribution Agreement between Registrant and Morgan Stanley Dean Witter Distributors, Inc.

     8.   Form of Amended and Restated Transfer Agency and Service Agreement.

     9. Form of Amended Services Agreement between Morgan Stanley Dean Witter Advisors Inc. and Morgan Stanley Dean Witter Services Company Inc.

    11.   Consent of Independent Accountants.

    16.   Schedules for Computation of Performance Quotations.

    18.   Amended Multiple-Class Plan pursuant to Rule 18f-3.

    27.   Financial Data Schedules.